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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2016

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Strategic Municipal Income Fund

April 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.5%
ALABAMA 1.4%
Alabama Special Care Facilities Financing Authority Refunding Revenue Bonds Children’s Hospital of Alabama Series 2015
06/01/34	5.000%	$4,000,000	$4,642,560
County of Jefferson Revenue Bonds Series 2004A
01/01/23	5.250%	1,500,000	1,509,000
Lower Alabama Gas District (The) Revenue Bonds Series 2016A
09/01/46	5.000%	3,215,000	4,097,646
Total			10,249,206
ALASKA 0.9%
City of Koyukuk
Revenue Bonds
Tanana Chiefs Conference Health Care
Series 2011
10/01/32	7.500%	3,665,000	4,147,717
10/01/41	7.750%	2,000,000	2,274,040
Total			6,421,757
ARIZONA 1.6%
Arizona Health Facilities Authority Revenue Bonds Banner Health Series 2008D
01/01/32	5.375%	1,900,000	2,032,221
Industrial Development Authority of the County of Pima (The) Refunding Revenue Bonds American Leadership Academy Series 2015 (a)
06/15/45	5.625%	820,000	833,694
La Paz County Industrial Development Authority Revenue Bonds Charter School Solutions - Harmony Public Series 2016 (b)
02/15/46	5.000%	3,000,000	3,225,540
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Southern California Edison Co. Series 2000B
06/01/35	5.000%	2,225,000	2,504,193
Queen Creek Improvement District No. 1
Special Assessment Bonds
Series 2006
01/01/19	5.000%	650,000	654,777
01/01/20	5.000%	500,000	503,675
01/01/21	5.000%	860,000	866,321

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ARIZONA (CONTINUED)
University Medical Center Corp. Prerefunded 07/01/19 Revenue Bonds Series 2009
07/01/39	6.500%	$1,000,000	$1,173,010
Total			11,793,431
CALIFORNIA 12.3%
ABAG Finance Authority for Nonprofit Corps. Refunding Revenue Bonds Episcopal Senior Communities Series 2012
07/01/47	5.000%	4,100,000	4,527,507
California Municipal Finance Authority Revenue Bonds Julian Charter School Project Series 2015A (a)
03/01/45	5.625%	4,000,000	4,136,120
California School Finance Authority (a)
Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/46	6.375%	3,000,000	3,184,590
07/01/46	6.375%	415,000	440,535
California State Public Works Board
Revenue Bonds
Judicial Council Projects
Series 2011D
12/01/31	5.000%	5,000,000	5,937,700
Various Capital Projects
Series 2012A
04/01/37	5.000%	650,000	750,529
California Statewide Communities Development Authority
Refunding Revenue Bonds
University of California Irvine East Campus Apartments
Series 2006
05/15/38	5.000%	2,500,000	2,504,925
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/54	5.500%	3,000,000	3,289,980
California Statewide Communities Development Authority (a)(b)
Revenue Bonds
Loma Linda University Medical Center
Series 2016A
12/01/46	5.000%	500,000	543,640
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C
01/15/33	6.250%	1,155,000	1,374,404
Series 2014A
01/15/46	5.750%	4,250,000	4,988,310

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Glendale Unified School District (c)
Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/32	0.000%	$1,000,000	$532,080
09/01/33	0.000%	1,100,000	553,927
Riverside County Transportation Commission Revenue Bonds Senior Lien Series 2013B (c)
06/01/29	0.000%	2,500,000	1,466,275
Rowland Water District Prerefunded 12/01/18 Certificate of Participation Recycled Water Project Series 2008
12/01/39	6.250%	1,500,000	1,711,395
San Diego Public Facilities Financing Authority Sewer Prerefunded 05/15/19 Revenue Bonds Senior Series 2009A
05/15/34	5.250%	1,500,000	1,702,065
San Francisco City & County Redevelopment Agency Prerefunded 08/01/19 Tax Allocation Bonds Mission Bay South Redevelopment Project Series 2009D
08/01/31	6.500%	500,000	590,540
Santee Community Development Commission Tax Allocation Bonds Santee Community Redevelopment Project Series 2011A
08/01/41	7.000%	2,000,000	2,466,220
State of California
Prerefunded 06/01/17 Unlimited General Obligation Bonds
Various Purpose
Series 2007
06/01/37	5.000%	750,000	786,008
06/01/37	5.000%	485,000	508,285
Refunding Unlimited General Obligation Bonds
Various Purpose
Series 2016
09/01/33	4.000%	5,000,000	5,621,250
Unlimited General Obligation Bonds
Various Purpose
Series 2007
12/01/37	5.000%	3,000,000	3,195,060
Series 2009
04/01/31	5.750%	15,000,000	17,130,900
Series 2010
03/01/30	5.250%	1,000,000	1,160,480
03/01/33	6.000%	5,625,000	6,686,212
Series 2012
04/01/35	5.250%	4,500,000	5,368,365
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/30	4.500%	5,550,000	5,703,013
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/29	5.300%	2,000	2,008

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
West Covina Community Development Commission Refunding Special Tax Bonds Fashion Plaza Series 1996
09/01/17	6.000%	$1,630,000	$1,681,052
Total			88,543,375
COLORADO 3.5%
Baptist Road Rural Transportation Authority
Revenue Bonds
Series 2007
12/01/22	4.950%	790,000	793,121
12/01/26	5.000%	395,000	396,580
Colorado Educational & Cultural Facilities Authority
Refunding Revenue Bonds
Pinnacle Charter School Building
Series 2013
06/01/29	5.000%	700,000	796,656
Colorado Educational & Cultural Facilities Authority (a)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/44	5.375%	750,000	806,355
07/01/49	5.500%	700,000	753,641
Colorado Health Facilities Authority
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2015
12/01/35	5.000%	850,000	942,914
Unrefunded Revenue Bonds
Health Facilities Evangelical Lutheran
Series 2005
06/01/23	5.250%	125,000	125,450
Colorado Health Facilities Authority (b)
Refunding Revenue Bonds
NCMC, Inc. Project
Series 2016
05/15/31	4.000%	5,000,000	5,479,350
E-470 Public Highway Authority Revenue Bonds Series 2010C
09/01/26	5.375%	10,325,000	11,682,531
Foothills Metropolitan District Special Assessment Bonds Series 2014
12/01/30	5.750%	1,500,000	1,625,475
North Range Metropolitan District No. 2
Limited Tax General Obligation Bonds
Series 2007
12/15/27	5.500%	735,000	745,988
12/15/37	5.500%	820,000	829,733
Total			24,977,794

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
DISTRICT OF COLUMBIA 0.8%
District of Columbia Water & Sewer Authority Subordinated Prerefunded 10/01/18 Revenue Bonds Lien Series 2008A
10/01/29	5.000%	$1,515,000	$1,668,485
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/44	5.000%	2,910,000	3,365,182
Revenue Bonds
KIPP Charter School
Series 2013
07/01/48	6.000%	300,000	347,190
Total			5,380,857
FLORIDA 4.0%
Capital Trust Agency, Inc. Revenue Bonds 1st Mortgage Tallahassee Tapestry Senior Housing Project Series 2015 (a)
12/01/45	7.000%	1,335,000	1,375,250
Central Florida Expressway Authority Refunding Revenue Bonds Series 2016A
07/01/37	4.000%	7,000,000	7,583,940
City of Lakeland Revenue Bonds Lakeland Regional Health Series 2015
11/15/45	5.000%	5,000,000	5,684,150
Florida Development Finance Corp. (a)
Revenue Bonds
Miami Arts Charter School Project
Series 2014A
06/15/34	5.875%	415,000	426,014
Renaissance Charter School
Series 2015
06/15/46	6.125%	1,000,000	1,020,170
Florida Municipal Loan Council Revenue Bonds Capital Appreciation Series 2000A (NPFGC) (c)
04/01/20	0.000%	3,470,000	3,144,445
Hillsborough County Aviation Authority Revenue Bonds Tampa International Airport Series 2015A
10/01/44	5.000%	2,220,000	2,573,291
Mid-Bay Bridge Authority Refunding Revenue Bonds Series 2015C
10/01/40	5.000%	1,000,000	1,120,340

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Orange County Health Facilities Authority Refunding Revenue Bonds Mayflower Retirement Center Series 2012
06/01/36	5.000%	$250,000	$270,117
Palm Beach County Health Facilities Authority Revenue Bonds ACTS Retirement-Life Communities Series 2010
11/15/33	5.500%	5,000,000	5,624,500
Total			28,822,217
GEORGIA 2.2%
Cherokee County Water & Sewer Authority Unrefunded Revenue Bonds Series 1995 (NPFGC)
08/01/25	5.200%	2,665,000	3,219,133
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/40	6.125%	6,250,000	7,142,688
Gainesville & Hall County Hospital Authority Revenue Bonds Northeast Georgia Healthcare Series 2010A
02/15/45	5.500%	5,000,000	5,591,550
Total			15,953,371
HAWAII 0.5%
Hawaii Pacific Health
Revenue Bonds
Series 2010A
07/01/40	5.500%	1,500,000	1,680,975
Series 2010B
07/01/30	5.625%	280,000	320,791
07/01/40	5.750%	370,000	419,547
State of Hawaii Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/37	5.250%	705,000	779,631
Revenue Bonds
Hawaii Pacific University
Series 2013A
07/01/33	6.625%	655,000	741,283
Total			3,942,227

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
IDAHO 0.5%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/44	8.000%	$1,365,000	$1,519,491
10/01/49	8.125%	1,635,000	1,821,946
Total			3,341,437
ILLINOIS 21.9%
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2013B
01/01/35	5.250%	3,000,000	3,434,550
Series 2014B
01/01/35	5.000%	5,000,000	5,728,500
Chicago O’Hare International Airport
Revenue Bonds
Customer Facility Charge Senior Lien
Series 2013
01/01/43	5.750%	2,285,000	2,638,398
General 3rd Lien
Series 2011A
01/01/39	5.750%	1,820,000	2,122,047
Series 2015D
01/01/46	5.000%	4,390,000	5,066,762
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/39	5.000%	530,000	582,751
Revenue Bonds
2nd Lien
Series 2012
01/01/25	5.000%	5,000,000	5,600,900
01/01/42	5.000%	5,000,000	5,363,950
Series 2014
01/01/34	5.000%	1,000,000	1,106,500
01/01/39	5.000%	2,000,000	2,187,560
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2012
11/01/31	5.000%	2,000,000	2,223,560
Revenue Bonds
2nd Lien
Series 2014
11/01/44	5.000%	650,000	707,714
City of Chicago
Refunding Revenue Bonds
Series 2002
01/01/33	5.000%	5,245,000	5,665,806
01/01/34	5.000%	1,000,000	1,078,700
Revenue Bonds
Asphalt Operating Services - Recovery Zone Facility
Series 2010
12/01/18	6.125%	530,000	542,296
Unlimited General Obligation Bonds
Project
Series 2011A
01/01/35	5.250%	4,500,000	4,426,065

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
01/01/40	5.000%	$5,000,000	$4,772,700
Series 2012A
01/01/33	5.000%	5,000,000	4,845,700
Series 2009C
01/01/34	5.000%	1,890,000	1,827,422
01/01/40	5.000%	3,500,000	3,340,890
Series 2015A
01/01/33	5.500%	1,350,000	1,346,963
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/35	5.000%	1,000,000	965,790
01/01/36	5.000%	7,500,000	7,226,625
Series 2016C
01/01/35	5.000%	1,000,000	965,790
City of Springfield Electric Refunding Revenue Bonds Senior Lien Series 2015 (AGM)
03/01/40	4.000%	5,000,000	5,278,050
Illinois Finance Authority
Prerefunded 05/01/19 Revenue Bonds
Rush University Medical Center
Series 2009C
11/01/39	6.625%	2,150,000	2,518,854
Prerefunded 08/01/17 Revenue Bonds
Sherman Health System
Series 2007A
08/01/37	5.500%	2,000,000	2,118,980
Prerefunded 08/15/19 Revenue Bonds
Silver Cross & Medical Centers
Series 2009
08/15/38	6.875%	10,700,000	12,761,890
Refunding Revenue Bonds
OSF Healthcare System
Series 2015A
11/15/45	5.000%	5,000,000	5,717,450
Rush University Medical Center
Series 2015A
11/15/38	5.000%	2,750,000	3,161,647
Series 2015B
11/15/39	5.000%	1,810,000	2,077,862
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/35	5.000%	1,500,000	1,702,605
Swedish Covenant
Series 2010A
08/15/38	6.000%	2,475,000	2,767,570
Revenue Bonds
Northwestern Memorial Hospital
Series 2009A
08/15/30	5.750%	3,000,000	3,469,500
Riverside Health System
Series 2009
11/15/35	6.250%	1,000,000	1,155,480

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Illinois Finance Authority (c)
Subordinated Revenue Bonds
Regency
Series 1990-RMK Escrowed to Maturity
04/15/20	0.000%	$13,745,000	$13,029,298
Metropolitan Pier & Exposition Authority Revenue Bonds Capital Appreciation Series 1993A Escrowed to Maturity (FGIC) (c)
06/15/21	0.000%	1,870,000	1,749,217
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010
06/01/28	6.000%	5,000,000	5,975,050
State of Illinois
Unlimited General Obligation Bonds
Series 2012
03/01/34	5.000%	2,000,000	2,109,520
Series 2013
07/01/26	5.500%	1,955,000	2,224,927
07/01/33	5.500%	5,000,000	5,515,750
07/01/38	5.500%	875,000	956,086
Series 2014
02/01/33	5.250%	3,000,000	3,274,920
05/01/39	5.000%	1,325,000	1,400,128
Series 2016
01/01/41	5.000%	4,790,000	5,107,433
Total			157,840,156
INDIANA 0.5%
Hospital Authority of Vigo County Revenue Bonds Union Hospital, Inc. Series 2007 (a)
09/01/37	5.700%	1,050,000	1,082,687
Indiana Finance Authority
Refunding Revenue Bonds
Sisters of St. Francis Health
Series 2008
11/01/32	5.375%	1,000,000	1,095,970
Revenue Bonds
Parkview Health System
Series 2009A
05/01/31	5.750%	1,000,000	1,134,560
Total			3,313,217
IOWA 1.6%
City of Coralville Tax Allocation Bonds Tax Increment Series 2007C
06/01/39	5.125%	2,425,000	2,403,805
Iowa Finance Authority
Refunding Revenue Bonds
Sunrise Retirement Community
Series 2012

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
IOWA (CONTINUED)
09/01/27	5.000%	$1,000,000	$1,015,670
09/01/32	5.500%	1,500,000	1,545,660
09/01/43	5.750%	830,000	856,552
Revenue Bonds
Genesis Health System
Series 2013
07/01/33	5.000%	5,000,000	5,794,600
Total			11,616,287
KANSAS 0.6%
University of Kansas Hospital Authority Improvement Refunding Revenue Bonds Kansas University Health System Series 2015
09/01/45	5.000%	3,725,000	4,304,722
KENTUCKY 1.0%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Medical Health System
Series 2010B
03/01/40	6.375%	1,700,000	1,960,202
Revenue Bonds
Baptist Healthcare System
Series 2009A
08/15/27	5.625%	1,000,000	1,090,980
Louisville Arena
Subordinated Series 2008A-1 (AGM)
12/01/33	6.000%	800,000	866,416
Owensboro Medical Health System
Series 2010A
03/01/45	6.500%	2,950,000	3,410,820
Total			7,328,418
LOUISIANA 1.8%
Ascension Parish Industrial Development Board, Inc. Revenue Bonds Impala Warehousing LLC Series 2011
07/01/36	6.000%	4,000,000	4,462,080
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2
11/01/35	6.500%	1,750,000	2,105,267
Louisiana Public Facilities Authority Refunding Revenue Bonds 19th Judicial District Court Series 2015 (AGM)
06/01/36	5.000%	1,000,000	1,141,810

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOUISIANA (CONTINUED)
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A
01/01/40	6.500%	$4,600,000	$5,171,734
Total			12,880,891
MARYLAND 0.4%
Maryland Economic Development Corp. Prerefunded 06/01/18 Revenue Bonds University of Maryland College Park Projects Series 2008
06/01/33	5.750%	400,000	441,256
Maryland Health & Higher Educational Facilities Authority
Prerefunded 01/01/18 Revenue Bonds
Washington County Hospital
Series 2008
01/01/33	5.750%	875,000	947,861
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/40	5.000%	1,200,000	1,369,440
Total			2,758,557
MASSACHUSETTS 0.4%
Commonwealth of Massachusetts Refunding Revenue Bonds Series 2005 (NPFGC)
01/01/27	5.500%	500,000	656,170
Massachusetts Health & Educational Facilities Authority Revenue Bonds Milford Regional Medical Center Series 2007E
07/15/37	5.000%	2,200,000	2,262,194
Total			2,918,364
MICHIGAN 3.2%
City of Detroit Sewage Disposal System Refunding Revenue Bonds Senior Lien Series 2012A
07/01/39	5.250%	1,700,000	1,891,692
City of Detroit Water Supply System Revenue Bonds Senior Lien Series 2011A
07/01/41	5.250%	1,500,000	1,652,955
Grand Traverse County Hospital Finance Authority Revenue Bonds Munson Healthcare Series 2014A
07/01/47	5.000%	505,000	564,565

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MICHIGAN (CONTINUED)
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien-Detroit Water & Sewer
Series 2014C-6
07/01/33	5.000%	$430,000	$493,919
Series 2015
11/15/45	5.000%	1,220,000	1,404,574
Revenue Bonds
Beaumont Health Credit Group
Series 2016S
11/01/44	5.000%	7,500,000	8,638,800
Local Government Loan Program - Detroit
Series 2015
07/01/34	5.000%	1,000,000	1,154,950
Wayne County Airport Authority Revenue Bonds Series 2015D
12/01/45	5.000%	6,455,000	7,367,672
Total			23,169,127
MINNESOTA 3.0%
City of Blaine Refunding Revenue Bonds Crest View Senior Community Project Series 2015
07/01/50	6.125%	3,000,000	3,181,050
City of Bloomington Refunding Revenue Bonds Gideon Pond Commons LLC Senior Series 2010
12/01/26	5.750%	2,000,000	2,058,680
City of Minneapolis
Prerefunded 11/15/18 Revenue Bonds
Fairview Health Services
Series 2008A
11/15/23	6.375%	1,000,000	1,138,500
11/15/32	6.750%	1,000,000	1,147,920
City of North Oaks Revenue Bonds Presbyterian Homes Series 2007
10/01/47	6.500%	5,000,000	5,202,400
City of St. Louis Park
Prerefunded 07/01/18 Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/30	5.750%	800,000	885,832
Prerefunded 07/01/19 Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/39	5.750%	2,350,000	2,707,224

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MINNESOTA (CONTINUED)
Housing & Redevelopment Authority of The City of St. Paul Refunding Revenue Bonds HealthEast Care System Project Series 2015
11/15/40	5.000%	$400,000	$460,228
Minneapolis/St. Paul Housing Finance Board Mortgage-Backed Revenue Bonds City Living Series 2006A-5 (GNMA/FNMA/FHLMC)
04/01/27	5.450%	148,426	150,590
Minnesota Higher Education Facilities Authority Revenue Bonds Hamline University 7th Series 2011K2
10/01/40	6.000%	2,250,000	2,597,580
Perham Hospital District
Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/35	6.350%	1,000,000	1,082,430
03/01/40	6.500%	700,000	759,325
Total			21,371,759
MISSISSIPPI 0.2%
Mississippi Business Finance Corp. Revenue Bonds Series 2009A
05/01/24	4.700%	1,040,000	1,125,197
Mississippi Home Corp. Revenue Bonds Series 2007E-1 (GNMA/FNMA)
12/01/37	5.850%	360,000	382,640
Total			1,507,837
MISSOURI 3.9%
Arnold Retail Corridor Transportation Development District Revenue Bonds Series 2010
05/01/38	6.650%	5,000,000	5,277,050
City of Manchester Refunding Tax Allocation Bonds Highway 141/Manchester Road Project Series 2010
11/01/25	6.000%	475,000	501,382
City of St. Louis Airport Revenue Bonds Lambert-St. Louis International Airport Series 2009A-1
07/01/34	6.625%	5,000,000	5,744,700

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI (CONTINUED)
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Lutheran Senior Services
Series 2011
02/01/41	6.000%	$650,000	$725,101
Series 2014
02/01/44	5.000%	2,275,000	2,488,736
Medical Research Lutheran Services
Series 2016A
02/01/36	5.000%	1,000,000	1,136,290
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A
05/15/39	8.250%	3,000,000	3,396,270
Missouri Development Finance Board Revenue Bonds St. Joseph Sewage System Improvements Series 2011
05/01/31	5.250%	500,000	568,110
Missouri Joint Municipal Electric Utility Commission Refunding Revenue Bonds Series 2016A
12/01/41	4.000%	2,000,000	2,122,800
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/35	5.000%	1,500,000	1,579,335
Revenue Bonds
Friendship Village Sunset Hills
Series 2012
09/01/32	5.000%	1,120,000	1,228,730
09/01/42	5.000%	2,000,000	2,162,040
Series 2013A
09/01/23	5.000%	690,000	770,226
Total			27,700,770
NEBRASKA 1.7%
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital
Series 2014
05/15/44	5.000%	4,350,000	4,823,280
Unrefunded Revenue Bonds
Health Facilities-Children’s Hospital Medical Center
Series 2008
08/15/31	6.125%	1,275,000	1,353,170
Douglas County Hospital Authority No. 3 Refunding Revenue Bonds Health Facilities - Nebraska Methodist Health System Series 2015
11/01/36	4.125%	2,000,000	2,098,680

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEBRASKA (CONTINUED)
Madison County Hospital Authority No. 1 Revenue Bonds Faith Regional Health Services Project Series 2008A-1
07/01/33	6.000%	$3,500,000	$3,851,960
Total			12,127,090
NEVADA 1.1%
Carson City Refunding Revenue Bonds Carson Tahoe Regional Medical Center Series 2012
09/01/33	5.000%	2,600,000	2,858,648
County of Clark Revenue Bonds Las Vegas-McCarran International Airport Series 2010A
07/01/34	5.125%	4,250,000	4,754,687
State of Nevada Department of Business & Industry Revenue Bonds Somerset Academy Series 2015A (a)
12/15/35	5.000%	570,000	584,421
Total			8,197,756
NEW JERSEY 2.3%
New Jersey Economic Development Authority
Refunding Revenue Bonds
Series 2015XX
06/15/21	5.000%	4,500,000	4,972,770
Revenue Bonds
MSU Student Housing Project-Provident
Series 2010
06/01/31	5.750%	1,500,000	1,692,690
Provident Group-Rowan Properties LLC
Series 2015
01/01/48	5.000%	1,200,000	1,299,024
Series 2015WW
06/15/40	5.250%	375,000	410,231
New Jersey Transportation Trust Fund Authority Revenue Bonds Transportation Program Series 2015AA
06/15/41	5.250%	7,500,000	8,174,700
Total			16,549,415
NEW MEXICO 0.3%
New Mexico Hospital Equipment Loan Council
Prerefunded 08/01/18 Revenue Bonds
Presbyterian Healthcare Services
Series 2008
08/01/32	6.375%	685,000	769,577

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW MEXICO (CONTINUED)
08/01/32	6.375%	$1,480,000	$1,662,736
Total			2,432,313
NEW YORK 2.3%
Brooklyn Arena Local Development Corp. Revenue Bonds Barclays Center Project Series 2009
07/15/30	6.000%	1,500,000	1,715,265
City of New York Prerefunded 06/01/16 Unlimited General Obligation Bonds Series 2006J-J1
06/01/25	5.000%	5,000	5,020
Metropolitan Transportation Authority
Prerefunded 11/15/16 Revenue Bonds
Transportation
Series 2006A
11/15/22	5.000%	2,500,000	2,560,900
Metropolitan Transportation Authority (c)
Refunding Revenue Bonds
Series 2012A
11/15/32	0.000%	2,605,000	1,601,033
New York State Dormitory Authority Revenue Bonds Consolidated City University System 2nd Generation Series 1993A
07/01/18	5.750%	3,485,000	3,662,317
Port Authority of New York & New Jersey Revenue Bonds JFK International Air Terminal Series 2010
12/01/42	6.000%	5,000,000	5,868,350
Westchester County Healthcare Corp.
Prerefunded 11/01/20 Revenue Bonds
Senior Lien
Series 2010C
11/01/37	6.125%	580,000	710,436
Unrefunded Revenue Bonds
Senior Lien
Series 2010C-2
11/01/37	6.125%	70,000	80,235
Total			16,203,556
OHIO 1.2%
City of Middleburg Heights Revenue Bonds Southwest General Facilities Series 2011
08/01/36	5.250%	1,870,000	2,065,415

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OHIO (CONTINUED)
County of Lucas Prerefunded 11/01/20 Improvement Revenue Bonds Lutheran Homes Series 2010A
11/01/35	6.625%	$5,000,000	$6,221,800
Total			8,287,215
OREGON 0.3%
Hospital Facilities Authority of Multnomah County Refunding Revenue Bonds Mirabella at South Waterfront Series 2014A
10/01/44	5.400%	525,000	581,453
Oregon Health & Science University Prerefunded 06/01/19 Revenue Bonds Series 2009A
07/01/39	5.750%	1,500,000	1,729,035
Total			2,310,488
PENNSYLVANIA 4.3%
Allegheny County Hospital Development Authority Refunding Revenue Bonds Capital Appreciation Magee-Women’s Hospital Project Series 1992 Escrowed to Maturity (NPFGC/FGIC) (c)
10/01/17	0.000%	5,115,000	5,045,078
Commonwealth Financing Authority Revenue Bonds Series 2015A
06/01/35	5.000%	1,950,000	2,236,474
Cumberland County Municipal Authority Refunding Revenue Bonds Diakon Lutheran Ministries Series 2015
01/01/38	5.000%	1,280,000	1,416,422
East Hempfield Township Industrial Development Authority Revenue Bonds Student Service, Inc. Student Housing Project Series 2014
07/01/46	5.000%	1,000,000	1,069,790
Lancaster County Hospital Authority Refunding Revenue Bonds Masonic Villages of the Grand Lodge of Pennsylvania Series 2015
11/01/35	5.000%	700,000	806,785
Montgomery County Industrial Development Authority Refunding Revenue Bonds Albert Einstein HealthCare Network Series 2015
01/15/45	5.250%	1,850,000	2,061,770

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
Northampton County General Purpose Authority Revenue Bonds Saint Luke’s Hospital Project Series 2008A
08/15/28	5.375%	$1,000,000	$1,088,030
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Edinboro University Foundation
Series 2010
07/01/43	6.000%	750,000	810,060
Shippensburg University
Series 2011
10/01/31	6.000%	2,000,000	2,225,100
Pennsylvania Turnpike Commission
Refunding Subordinated Revenue Bonds
Series 2016A-1
12/01/41	5.000%	4,800,000	5,457,504
Revenue Bonds
Series 2014C
12/01/44	5.000%	2,500,000	2,874,000
Series 2015B
12/01/40	5.000%	2,500,000	2,846,850
Philadelphia Authority for Industrial Development Revenue Bonds First Philadelphia Preparatory Charter School Series 2014
06/15/43	7.250%	750,000	892,425
Philadelphia Municipal Authority Revenue Bonds Lease Series 2009
04/01/34	6.500%	700,000	792,225
Pocono Mountains Industrial Park Authority Revenue Bonds St. Luke’s Hospital-Monroe Project Series 2015
08/15/40	5.000%	1,450,000	1,640,313
Total			31,262,826
SOUTH CAROLINA 1.3%
Piedmont Municipal Power Agency Refunding Revenue Bonds Electric Series 1991 (NPFGC)
01/01/21	6.250%	1,000,000	1,223,030
South Carolina Jobs-Economic Development Authority Revenue Bonds York Preparatory Academy Project Series 2014A
11/01/45	7.250%	1,315,000	1,467,763
South Carolina State Public Service Authority
Refunding Revenue Bonds
Series 2014C
12/01/46	5.000%	5,000,000	5,715,450

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SOUTH CAROLINA (CONTINUED)
Revenue Bonds
Series 2015E
12/01/55	5.250%	$1,085,000	$1,272,282
Total			9,678,525
SOUTH DAKOTA 0.3%
South Dakota Health & Educational Facilities Authority Refunding Revenue Bonds Sanford Obligated Group Series 2015
11/01/45	5.000%	1,580,000	1,817,095
TENNESSEE 0.5%
Chattanooga Health Educational & Housing Facility Board Refunding Revenue Bonds Student Housing - CDFI Phase I Series 2015
10/01/35	5.000%	355,000	403,521
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Refunding Revenue Bonds
Lipscomb University Project
Series 2016A
10/01/41	5.000%	1,500,000	1,707,690
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/46	5.000%	1,200,000	1,385,100
Total			3,496,311
TEXAS 6.9%
Bexar County Health Facilities Development Corp.
Revenue Bonds
Army Retirement Residence Project
Series 2010
07/01/30	5.875%	185,000	206,935
07/01/45	6.200%	1,100,000	1,249,501
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B
04/01/45	6.125%	550,000	633,820
Central Texas Regional Mobility Authority
Revenue Bonds
Senior Lien
Series 2011
01/01/41	6.000%	5,580,000	6,609,008
Series 2015A
01/01/40	5.000%	2,000,000	2,297,820
Central Texas Turnpike System
Subordinated Refunding Revenue Bonds
Series 2015C
08/15/42	5.000%	2,500,000	2,819,600

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Central Texas Turnpike System (c)
Refunding Revenue Bonds
Series 2015B
08/15/37	0.000%	$2,000,000	$854,760
City of Austin Electric Utility Refunding Revenue Bonds Series 2008A
11/15/35	5.250%	2,000,000	2,198,000
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2011
08/15/31	5.500%	1,750,000	1,946,315
Series 2012
08/15/32	5.000%	580,000	636,637
08/15/42	5.000%	1,500,000	1,623,405
Series 2013
08/15/33	6.000%	260,000	311,878
International Leadership
Series 2015
08/15/38	5.750%	2,015,000	2,146,136
Series 2015A
12/01/45	5.000%	400,000	439,488
Harris County Cultural Education Facilities Finance Corp. Refunding Revenue Bonds YMCA Greater Houston Area Series 2013A
06/01/38	5.000%	1,500,000	1,636,200
Harris County Health Facilities Development Corp. Prerefunded 12/01/18 Revenue Bonds Memorial Hermann Healthcare System Series 2008B
12/01/35	7.250%	2,200,000	2,563,242
Houston Higher Education Finance Corp.
Prerefunded 05/15/21 Revenue Bonds
Cosmos Foundation, Inc.
Series 2011
05/15/31	6.500%	270,000	341,436
Unrefunded Revenue Bonds
Cosmos Foundation, Inc.
Series 2011
05/15/31	6.500%	230,000	273,705
New Hope Cultural Education Facilities Corp.
Revenue Bonds
Collegiate Housing Tarleton State University
Series 2015
04/01/47	5.000%	2,465,000	2,665,676
NCCD-College Station Properties LLC
Series 2015A
07/01/47	5.000%	6,000,000	6,538,320
North Texas Tollway Authority
Refunding Revenue Bonds
Series 2015A
01/01/38	5.000%	1,730,000	1,995,261
System-2nd Tier
01/01/31	5.000%	585,000	684,725

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Red River Health Facilities Development Corp. Revenue Bonds MRC Crossings Project Series 2014A
11/15/44	7.750%	$500,000	$590,450
San Juan Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2010A
08/15/40	6.700%	800,000	927,832
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Barton Creek Senior Living Center
Series 2015
11/15/40	5.000%	605,000	630,156
Baylor Scott & White Health
Series 2016
11/15/36	4.000%	1,000,000	1,082,550
Trinity Terrace Project
Series 2014
10/01/49	5.000%	750,000	818,850
Revenue Bonds
Stayton at Museum Way
Series 2009A
11/15/44	8.250%	3,000,000	3,068,640
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds Series 2012
12/15/32	5.000%	1,250,000	1,399,212
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009
09/01/29	5.500%	500,000	551,690
Total			49,741,248
VIRGINIA 0.5%
City of Chesapeake Expressway Toll Road Revenue Bonds Transportation System Senior Series 2012A
07/15/47	5.000%	3,250,000	3,599,830
WASHINGTON 2.5%
Energy Northwest Unrefunded Revenue Bonds Columbia Generating Station Series 2007
07/01/22	5.000%	2,005,000	2,105,711
King County Public Hospital District No. 4 Revenue Bonds Series 2015A
12/01/35	6.000%	1,000,000	1,014,340

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WASHINGTON (CONTINUED)
Washington Health Care Facilities Authority Revenue Bonds Overlake Hospital Medical Center Series 2010
07/01/30	5.500%	$3,000,000	$3,440,250
Washington Higher Education Facilities Authority Refunding Revenue Bonds Whitworth University Project Series 2009
10/01/40	5.625%	1,050,000	1,167,086
Washington State Housing Finance Commission
Refunding Revenue Bonds
Nonprofit Housing-Mirabella
Series 2012
10/01/47	6.750%	3,000,000	3,252,780
Revenue Bonds
Heron’s Key
Series 2015A
07/01/45	7.000%	200,000	210,044
Skyline at First Hill Project
Series 2007A
01/01/38	5.625%	5,500,000	5,553,185
Washington State Housing Finance Commission (a)
Refunding Revenue Bonds
Skyline 1st Hill Project
Series 2015
01/01/35	5.750%	425,000	434,860
01/01/45	6.000%	595,000	608,655
Total			17,786,911
WEST VIRGINIA 0.1%
West Virginia Economic Development Authority Refunding Revenue Bonds Appalachian Power Co.-Amos Project Series 2010A
12/01/38	5.375%	900,000	1,021,950
WISCONSIN 6.5%
Public Finance Authority
Refunding Revenue Bonds
Celanese Project
Series 2016D
11/01/30	4.050%	1,000,000	1,027,360
Revenue Bonds
FFAH NC & MO Portfolio
Series 2015
12/01/45	5.000%	2,000,000	2,100,960
Rose Villa Project
Series 2014A
11/15/49	6.000%	1,645,000	1,795,271
State of Wisconsin Revenue Bonds Series 2009A
05/01/33	5.750%	3,000,000	3,424,770

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WISCONSIN (CONTINUED)
Wisconsin Health & Educational Facilities Authority
Prerefunded 02/15/19 Revenue Bonds
ProHealth Care, Inc. Obligation Group
Series 2009
02/15/39	6.625%	$5,300,000	$6,145,774
Prerefunded 04/01/18 Revenue Bonds
Riverview Hospital Association
Series 2008
04/01/38	5.750%	3,000,000	3,287,550
Prerefunded 08/15/16 Revenue Bonds
Wheaton Healthcare
Series 2006B
08/15/25	5.125%	4,310,000	4,368,185
Prerefunded 09/01/22 Revenue Bonds
Watertown Regional Medical Center
Series 2012
09/01/42	5.000%	2,270,000	2,765,518
Refunding Revenue Bonds
Saint John’s Communities, Inc.
Series 2015B
09/15/45	5.000%	1,000,000	1,082,070
Revenue Bonds
Aurora Health Care, Inc.
Series 2010A
04/15/39	5.625%	1,400,000	1,567,930
Beaver Dam Community Hospitals
Series 2013A
08/15/28	5.125%	3,375,000	3,721,511
Marshfield Clinic
Series 2012B
02/15/32	5.000%	2,000,000	2,268,080
Medical College of Wisconsin
Series 2008A
12/01/35	5.250%	3,600,000	3,937,140
ThedaCare, Inc.
Series 2015
12/15/44	5.000%	1,275,000	1,446,781
Wisconsin Health & Educational Facilities Authority (b)
Refunding Revenue Bonds
Ascension Health Credit Group
Series 2016
11/15/36	4.000%	5,000,000	5,398,150
11/15/39	4.000%	2,000,000	2,146,760
Total			46,483,810
WYOMING 0.2%
County of Laramie Revenue Bonds Cheyenne Regional Medical Center Project Series 2012
05/01/32	5.000%	1,000,000	1,130,000
Total Municipal Bonds (Cost: $645,691,462)			$708,262,116

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds Held in Trust 0.6%
MASSACHUSETTS 0.6%
Massachusetts Health & Educational Facilities Authority Revenue Bonds Harvard University Series 2009A (a)(d)(e)
11/15/36	5.500%	$4,000,000	$4,486,320
Total Municipal Bonds Held in Trust (Cost: $4,046,896)			$4,486,320

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 0.1%
MINNESOTA 0.1%
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds Children’s Health Care Facilities VRDN Series 2004A (AGM) (d)
08/15/34	0.280%	$575,000	$575,000
Total Floating Rate Notes (Cost: $575,000)			$575,000

Municipal Short Term 1.0%
CALIFORNIA 0.1%
California Statewide Communities Development Authority Revenue Bonds John Muir Health VRDN Series 2008A (Wells Fargo Bank) (d)(f)
08/15/36	0.250%	1,000,000	1,000,000
MICHIGAN 0.1%
University of Michigan Revenue Bonds Series 2012D-1 (d)
12/01/24	0.240%	1,000,000	1,000,000
NEW YORK 0.8%
City of New York Unlimited General Obligation Bonds Series 2013I-4 (d)
04/01/36	0.280%	5,000,000	5,000,000
Triborough Bridge & Tunnel Authority Refunding Revenue Bond Subseries 2015B-2-RE (d)
01/01/32	0.250%	$500,000	$500,000
Total			5,500,000
Total Municipal Short Term (Cost: $7,500,000)			$7,500,000
Total Investments (Cost: $657,813,358) (g)			$720,823,436(h)
Other Assets & Liabilities, Net			(1,613,974)
Net Assets			$719,209,462

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At April 30, 2016, the value of these securities amounted to $20,716,952 or 2.88% of net assets.

(b)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(c)	Zero coupon bond.
(d)	Variable rate security.
(e)

The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trust funds the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Portfolio of Investments.

(f)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(g)

At April 30, 2016, the cost of securities for federal income tax purposes was approximately $657,813,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$64,020,000
Unrealized Depreciation	(1,010,000)
Net Unrealized Appreciation	$63,010,000

(h)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	708,262,116	—	708,262,116
Municipal Bonds Held in Trust	—	4,486,320	—	4,486,320
Floating Rate Notes	—	575,000	—	575,000
Municipal Short Term	—	7,500,000	—	7,500,000
Total Investments	—	720,823,436	—	720,823,436

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Disciplined Core Fund

April 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.2%
CONSUMER DISCRETIONARY 13.2%
Automobiles 1.2%
Ford Motor Co.	3,481,100	$47,203,716
Hotels, Restaurants & Leisure 2.4%
Carnival Corp.	592,100	29,042,505
Darden Restaurants, Inc.	1,062,700	66,153,075
Total		95,195,580
Internet & Catalog Retail 2.1%
Amazon.com, Inc. (a)	126,900	83,701,971
Media 3.2%
Comcast Corp., Class A	1,674,505	101,742,924
News Corp., Class A	2,173,900	26,999,838
Total		128,742,762
Multiline Retail 1.8%
Target Corp.	908,600	72,233,700
Specialty Retail 2.5%
Home Depot, Inc. (The)	749,700	100,377,333
TOTAL CONSUMER DISCRETIONARY		527,455,062
CONSUMER STAPLES 9.8%
Food & Staples Retailing 4.0%
Kroger Co. (The)	2,033,600	71,969,104
Wal-Mart Stores, Inc.	1,323,300	88,489,071
Total		160,458,175
Food Products 2.2%
Campbell Soup Co.	287,100	17,716,941
Tyson Foods, Inc., Class A	1,093,700	71,987,334
Total		89,704,275
Tobacco 3.6%
Altria Group, Inc.	1,156,200	72,505,302
Philip Morris International, Inc.	716,800	70,332,416
Total		142,837,718
TOTAL CONSUMER STAPLES		393,000,168
ENERGY 6.7%
Energy Equipment & Services 0.7%
Transocean Ltd.	2,492,600	27,618,008

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels 6.0%
Chevron Corp.	145,900	$14,908,062
ConocoPhillips	1,815,260	86,751,275
Exxon Mobil Corp.	410,500	36,288,200
HollyFrontier Corp.	232,000	8,259,200
Tesoro Corp.	307,600	24,512,644
Valero Energy Corp.	1,172,350	69,016,245
Total		239,735,626
TOTAL ENERGY		267,353,634
FINANCIALS 15.8%
Banks 4.3%
Citigroup, Inc.	1,990,900	92,138,852
JPMorgan Chase & Co.	1,235,200	78,064,640
Total		170,203,492
Capital Markets 1.6%
T. Rowe Price Group, Inc.	846,900	63,763,101
Consumer Finance 0.9%
Capital One Financial Corp.	67,300	4,871,847
Navient Corp.	2,333,800	31,903,046
Total		36,774,893
Diversified Financial Services 3.0%
CME Group, Inc.	127,200	11,690,952
Moody’s Corp.	337,500	32,305,500
S&P Global, Inc.	455,800	48,702,230
Voya Financial, Inc.	893,700	29,018,439
Total		121,717,121
Insurance 3.1%
Aflac, Inc.	944,900	65,169,753
Prudential Financial, Inc.	750,800	58,292,112
Total		123,461,865
Real Estate Investment Trusts (REITs) 2.9%
Digital Realty Trust, Inc.	302,700	26,631,546
Public Storage	282,000	69,036,420
Realty Income Corp.	75,900	4,493,280
Simon Property Group, Inc.	76,000	15,288,920
Total		115,450,166
TOTAL FINANCIALS		631,370,638
HEALTH CARE 14.9%
Biotechnology 3.2%
Alexion Pharmaceuticals, Inc. (a)	147,400	20,529,872

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Alkermes PLC (a)	165,500	$6,578,625
Biogen, Inc. (a)	107,100	29,451,429
BioMarin Pharmaceutical, Inc. (a)	118,500	10,034,580
Celgene Corp. (a)	323,600	33,463,476
Incyte Corp. (a)	146,000	10,551,420
Vertex Pharmaceuticals, Inc. (a)	194,500	16,404,130
Total		127,013,532
Health Care Equipment & Supplies 0.9%
DENTSPLY SIRONA, Inc.	607,600	36,212,960
Health Care Providers & Services 3.3%
AmerisourceBergen Corp.	618,100	52,600,310
Express Scripts Holding Co. (a)	1,069,600	78,861,608
Total		131,461,918
Pharmaceuticals 7.5%
Johnson & Johnson	1,256,300	140,806,104
Merck & Co., Inc.	1,071,400	58,755,576
Pfizer, Inc.	3,123,655	102,174,755
Total		301,736,435
TOTAL HEALTH CARE		596,424,845
INDUSTRIALS 9.9%
Aerospace & Defense 4.7%
Boeing Co. (The)	564,900	76,148,520
Honeywell International, Inc.	510,300	58,311,981
Lockheed Martin Corp.	222,000	51,588,360
Total		186,048,861
Airlines 2.3%
Delta Air Lines, Inc.	1,578,500	65,776,095
United Continental Holdings, Inc. (a)	541,200	24,792,372
Total		90,568,467
Electrical Equipment 1.5%
Rockwell Automation, Inc.	531,800	60,343,346
Machinery 1.2%
Illinois Tool Works, Inc.	458,400	47,911,968
Professional Services 0.2%
Robert Half International, Inc.	233,800	8,956,878
TOTAL INDUSTRIALS		393,829,520

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 20.0%
Communications Equipment 2.3%
Cisco Systems, Inc.	3,342,100	$91,874,329
Internet Software & Services 4.9%
Alphabet, Inc., Class A (a)	30,600	21,661,128
Facebook, Inc., Class A (a)	839,800	98,743,684
VeriSign, Inc. (a)	867,500	74,952,000
Total		195,356,812
IT Services 3.8%
MasterCard, Inc., Class A	948,700	92,014,413
Visa, Inc., Class A	752,000	58,084,480
Total		150,098,893
Semiconductors & Semiconductor Equipment 1.7%
Intel Corp.	2,255,700	68,302,596
Software 3.8%
Electronic Arts, Inc. (a)	964,000	59,623,400
Microsoft Corp. (b)	441,200	22,002,644
Oracle Corp.	408,100	16,266,866
Red Hat, Inc. (a)	764,600	56,098,702
Total		153,991,612
Technology Hardware, Storage & Peripherals 3.5%
Apple, Inc.	1,506,480	141,217,435
TOTAL INFORMATION TECHNOLOGY		800,841,677
MATERIALS 2.7%
Chemicals 2.5%
Dow Chemical Co. (The)	306,800	16,140,748
LyondellBasell Industries NV, Class A	854,200	70,616,714
Mosaic Co. (The)	384,600	10,764,954
Total		97,522,416
Metals & Mining 0.2%
Newmont Mining Corp.	240,800	8,420,776
TOTAL MATERIALS		105,943,192
TELECOMMUNICATION SERVICES 2.6%
Diversified Telecommunication Services 2.6%
Verizon Communications, Inc.	2,057,200	104,793,768
TOTAL TELECOMMUNICATION SERVICES		104,793,768

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 3.6%
Electric Utilities 1.6%
Entergy Corp.	861,600	$64,775,088
Multi-Utilities 2.0%
Public Service Enterprise Group, Inc.	1,757,900	81,091,927
TOTAL UTILITIES		145,867,015
Total Common Stocks (Cost: $3,597,017,099)		$3,966,879,519

	Shares	Value

Money Market Funds 0.8%
Columbia Short-Term Cash Fund, 0.422% (c)(d)	32,067,656	$32,067,656
Total Money Market Funds (Cost: $32,067,656)		$32,067,656
Total Investments (Cost: $3,629,084,755) (e)		$3,998,947,175(f)
Other Assets & Liabilities, Net		234,188
Net Assets		$3,999,181,363

At April 30, 2016, securities totaling $2,573,292 were pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at April 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
S&P 500 Index	68	USD	35,004,700	06/2016	—	(381,763)

Notes to Portfolio of Investments

(a)            Non-income producing investment.

(b)            This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(c)            The rate shown is the seven-day current annualized yield at April 30, 2016.

(d)            As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends –– Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	25,976,748	240,599,085	(234,508,177)	32,067,656	53,087	32,067,656

(e)            At April 30, 2016, the cost of securities for federal income tax purposes was approximately $3,629,085,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$490,453,000
Unrealized Depreciation	(120,591,000)
Net Unrealized Appreciation	$369,862,000

(f)             Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

USD         US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	527,455,062	—	—	527,455,062
Consumer Staples	393,000,168	—	—	393,000,168
Energy	267,353,634	—	—	267,353,634
Financials	631,370,638	—	—	631,370,638
Health Care	596,424,845	—	—	596,424,845
Industrials	393,829,520	—	—	393,829,520
Information Technology	800,841,677	—	—	800,841,677
Materials	105,943,192	—	—	105,943,192
Telecommunication Services	104,793,768	—	—	104,793,768
Utilities	145,867,015	—	—	145,867,015
Total Common Stocks	3,966,879,519	—	—	3,966,879,519
Investments measured at net asset value
Money Market Funds	—	—	—	32,067,656
Total Investments	3,966,879,519	—	—	3,998,947,175
Derivatives
Liabilities
Futures Contracts	(381,763)	—	—	(381,763)
Total	3,966,497,756	—	—	3,998,565,412

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Disciplined Growth Fund

April 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.2%
CONSUMER DISCRETIONARY 20.9%
Auto Components 1.6%
Lear Corp.	66,000	$7,598,580
Hotels, Restaurants & Leisure 2.8%
Darden Restaurants, Inc.	114,700	7,140,075
McDonald’s Corp.	52,100	6,590,129
Total		13,730,204
Internet & Catalog Retail 4.0%
Amazon.com, Inc. (a)	29,100	19,194,069
Media 5.0%
Comcast Corp., Class A	235,300	14,296,828
Discovery Communications, Inc., Class A (a)	24,900	680,019
MSG Networks, Inc., Class A (a)	215,700	3,686,313
Starz, Class A (a)	78,700	2,141,427
Walt Disney Co. (The)	35,200	3,634,752
Total		24,439,339
Multiline Retail 1.7%
Target Corp.	101,600	8,077,200
Specialty Retail 5.8%
GNC Holdings, Inc., Class A	65,600	1,598,016
Home Depot, Inc. (The)	116,100	15,544,629
Lowe’s Companies, Inc.	142,500	10,832,850
Total		27,975,495
TOTAL CONSUMER DISCRETIONARY		101,014,887
CONSUMER STAPLES 12.0%
Beverages 0.1%
Coca-Cola Co. (The)	10,700	479,360
Food & Staples Retailing 2.4%
Kroger Co. (The)	242,486	8,581,580
SYSCO Corp.	65,700	3,026,799
Total		11,608,379
Food Products 3.6%
Ingredion, Inc.	23,400	2,693,106
Pilgrim’s Pride Corp. (a)	276,600	7,443,306
Tyson Foods, Inc., Class A	113,000	7,437,660
Total		17,574,072
Personal Products 3.2%
Herbalife Ltd. (a)	125,100	7,249,545

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Personal Products (continued)
Nu Skin Enterprises, Inc., Class A	198,500	$8,092,845
Total		15,342,390
Tobacco 2.7%
Altria Group, Inc.	206,624	12,957,391
TOTAL CONSUMER STAPLES		57,961,592
ENERGY 0.3%
Oil, Gas & Consumable Fuels 0.3%
Marathon Petroleum Corp.	19,100	746,428
World Fuel Services Corp.	9,900	462,627
Total		1,209,055
TOTAL ENERGY		1,209,055
FINANCIALS 5.1%
Diversified Financial Services 1.9%
S&P Global, Inc.	88,100	9,413,485
Real Estate Investment Trusts (REITs) 3.2%
Empire State Realty Trust, Inc., Class A	279,400	5,171,694
Equity LifeStyle Properties, Inc.	65,200	4,465,548
Public Storage	23,300	5,704,073
Total		15,341,315
TOTAL FINANCIALS		24,754,800
HEALTH CARE 16.3%
Biotechnology 6.1%
Alexion Pharmaceuticals, Inc. (a)	22,600	3,147,728
Alkermes PLC (a)	40,400	1,605,900
Amgen, Inc.	7,500	1,187,250
Biogen, Inc. (a)	20,900	5,747,291
BioMarin Pharmaceutical, Inc. (a)	34,600	2,929,928
Bluebird Bio, Inc. (a)	17,100	758,385
Celgene Corp. (a)	60,600	6,266,646
Gilead Sciences, Inc.	37,600	3,316,696
Incyte Corp. (a)	24,300	1,756,161
Vertex Pharmaceuticals, Inc. (a)	31,700	2,673,578
Total		29,389,563
Health Care Equipment & Supplies 0.8%
CR Bard, Inc.	18,400	3,903,928

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services 4.2%
Aetna, Inc.	10,000	$1,122,700
AmerisourceBergen Corp.	81,300	6,918,630
Cardinal Health, Inc.	4,900	384,454
CIGNA Corp.	19,900	2,756,946
Express Scripts Holding Co. (a)	124,900	9,208,877
Total		20,391,607
Life Sciences Tools & Services 1.5%
Bruker Corp.	253,700	7,179,710
Pharmaceuticals 3.7%
Johnson & Johnson	90,400	10,132,032
Merck & Co., Inc.	145,600	7,984,704
Total		18,116,736
TOTAL HEALTH CARE		78,981,544
INDUSTRIALS 10.9%
Aerospace & Defense 4.9%
Boeing Co. (The)	87,100	11,741,080
Honeywell International, Inc.	70,900	8,101,743
Lockheed Martin Corp.	8,000	1,859,040
Spirit AeroSystems Holdings, Inc., Class A (a)	47,900	2,258,485
Total		23,960,348
Air Freight & Logistics 0.2%
United Parcel Service, Inc., Class B	9,100	956,137
Airlines 3.4%
Alaska Air Group, Inc.	51,900	3,655,317
Delta Air Lines, Inc.	204,300	8,513,181
United Continental Holdings, Inc. (a)	89,900	4,118,319
Total		16,286,817
Machinery 2.0%
Illinois Tool Works, Inc.	90,600	9,469,512
Professional Services 0.4%
Robert Half International, Inc.	57,200	2,191,332
TOTAL INDUSTRIALS		52,864,146
INFORMATION TECHNOLOGY 26.9%
Communications Equipment 0.1%
F5 Networks, Inc. (a)	4,500	471,375

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services 7.9%
Alphabet, Inc., Class A (a)	16,390	$11,602,153
Facebook, Inc., Class A (a)	161,600	19,000,928
VeriSign, Inc. (a)	88,700	7,663,680
Total		38,266,761
IT Services 5.5%
MasterCard, Inc., Class A	125,000	12,123,750
Visa, Inc., Class A	185,900	14,358,916
Total		26,482,666
Semiconductors & Semiconductor Equipment 1.5%
QUALCOMM, Inc.	147,900	7,471,908
Software 5.4%
Electronic Arts, Inc. (a)	125,200	7,743,620
Microsoft Corp.	69,090	3,445,518
Red Hat, Inc. (a)	104,500	7,667,165
Salesforce.com, Inc. (a)	100,300	7,602,740
Total		26,459,043
Technology Hardware, Storage & Peripherals 6.5%
Apple, Inc. (b)	334,477	31,353,874
TOTAL INFORMATION TECHNOLOGY		130,505,627
MATERIALS 3.2%
Chemicals 3.0%
Celanese Corp., Class A	10,000	707,000
Dow Chemical Co. (The)	144,400	7,596,884
LyondellBasell Industries NV, Class A	75,200	6,216,784
Total		14,520,668
Metals & Mining 0.2%
Steel Dynamics, Inc.	40,800	1,028,568
TOTAL MATERIALS		15,549,236
TELECOMMUNICATION SERVICES 2.6%
Diversified Telecommunication Services 2.6%
Verizon Communications, Inc.	249,500	12,709,530
TOTAL TELECOMMUNICATION SERVICES		12,709,530
Total Common Stocks (Cost: $386,025,657)		$475,550,417

Issuer	Shares	Value

Limited Partnerships 0.2%
FINANCIALS 0.2%
Capital Markets 0.2%
Lazard Ltd., Class A	22,400	$807,520
TOTAL FINANCIALS		807,520
Total Limited Partnerships (Cost: $872,527)		$807,520

	Shares	Value

Money Market Funds 1.5%
Columbia Short-Term Cash Fund, 0.422% (c)(d)	7,431,790	$7,431,790
Total Money Market Funds (Cost: $7,431,790)		$7,431,790
Total Investments (Cost: $394,329,974) (e)		$483,789,727(f)
Other Assets & Liabilities, Net		658,887
Net Assets		$484,448,614

At April 30, 2016, securities totaling $534,318 were pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at April 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
S&P 500 Index	15	USD	7,721,625	06/2016	—	(2,178)

Notes to Portfolio of Investments

(a)            Non-income producing investment.

(b)            This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(c)            The rate shown is the seven-day current annualized yield at April 30, 2016.

(d)            As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends –– Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,520,533	145,663,252	(144,751,995)	7,431,790	20,565	7,431,790

(e)                                  At April 30, 2016, the cost of securities for federal income tax purposes was approximately $394,330,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$97,418,000
Unrealized Depreciation	(7,958,000)
Net Unrealized Appreciation	$89,460,000

(f)             Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

USD                            US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	101,014,887	—	—	101,014,887
Consumer Staples	57,961,592	—	—	57,961,592
Energy	1,209,055	—	—	1,209,055
Financials	24,754,800	—	—	24,754,800
Health Care	78,981,544	—	—	78,981,544
Industrials	52,864,146	—	—	52,864,146
Information Technology	130,505,627	—	—	130,505,627
Materials	15,549,236	—	—	15,549,236
Telecommunication Services	12,709,530	—	—	12,709,530
Total Common Stocks	475,550,417	—	—	475,550,417
Limited Partnerships
Financials	807,520	—	—	807,520
Investments measured at net asset value
Money Market Funds	—	—	—	7,431,790
Total Investments	476,357,937	—	—	483,789,727
Derivatives
Liabilities
Futures Contracts	(2,178)	—	—	(2,178)
Total	476,355,759	—	—	483,787,549

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Disciplined Value Fund

April 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.2%
CONSUMER DISCRETIONARY 5.4%
Automobiles 1.5%
Ford Motor Co.	999,500	$13,553,220
Hotels, Restaurants & Leisure 0.3%
Carnival Corp.	34,500	1,692,225
Darden Restaurants, Inc.	18,500	1,151,625
Total		2,843,850
Media 1.8%
Comcast Corp., Class A	270,100	16,411,276
Multiline Retail 1.8%
Target Corp.	200,100	15,907,950
TOTAL CONSUMER DISCRETIONARY		48,716,296
CONSUMER STAPLES 7.0%
Food & Staples Retailing 2.6%
Wal-Mart Stores, Inc.	347,600	23,244,012
Food Products 2.0%
Pilgrim’s Pride Corp. (a)	229,300	6,170,463
Tyson Foods, Inc., Class A	180,400	11,873,928
Total		18,044,391
Household Products 0.6%
Procter & Gamble Co. (The)	64,300	5,151,716
Personal Products 1.3%
Herbalife Ltd. (a)	33,900	1,964,505
Nu Skin Enterprises, Inc., Class A	252,200	10,282,194
Total		12,246,699
Tobacco 0.5%
Altria Group, Inc.	76,600	4,803,586
TOTAL CONSUMER STAPLES		63,490,404
ENERGY 13.0%
Energy Equipment & Services 1.5%
Noble Corp. PLC	1,180,700	13,259,261
Oil, Gas & Consumable Fuels 11.5%
Chevron Corp.	184,200	18,821,556
ConocoPhillips	472,500	22,580,775
EOG Resources, Inc.	75,800	6,262,596

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp. (b)	223,000	$19,713,200
Marathon Petroleum Corp.	272,000	10,629,760
Southwestern Energy Co. (a)	194,600	2,613,478
Tesoro Corp.	39,300	3,131,817
Valero Energy Corp.	280,100	16,489,487
World Fuel Services Corp.	89,700	4,191,681
Total		104,434,350
TOTAL ENERGY		117,693,611
FINANCIALS 28.1%
Banks 7.7%
Citigroup, Inc.	582,800	26,971,984
Fifth Third Bancorp	48,700	891,697
JPMorgan Chase & Co.	557,200	35,215,040
Wells Fargo & Co.	126,100	6,302,478
Total		69,381,199
Capital Markets 1.5%
BlackRock, Inc.	37,100	13,219,843
Consumer Finance 3.1%
Capital One Financial Corp.	251,500	18,206,085
Discover Financial Services	97,700	5,497,579
Navient Corp.	323,300	4,419,511
Total		28,123,175
Diversified Financial Services 4.0%
Berkshire Hathaway, Inc., Class B (a)	56,100	8,161,428
CME Group, Inc.	179,400	16,488,654
Voya Financial, Inc.	364,000	11,819,080
Total		36,469,162
Insurance 7.8%
Aflac, Inc.	248,400	17,132,148
Aspen Insurance Holdings Ltd.	42,700	1,979,145
Assured Guaranty Ltd.	433,100	11,204,297
Everest Re Group Ltd.	37,800	6,989,220
Marsh & McLennan Companies, Inc.	249,800	15,774,870
Prudential Financial, Inc.	223,000	17,313,720
Total		70,393,400
Real Estate Investment Trusts (REITs) 4.0%
AvalonBay Communities, Inc.	12,600	2,227,554
CBL & Associates Properties, Inc.	430,400	5,027,072
Empire State Realty Trust, Inc., Class A	680,500	12,596,055

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Mid-America Apartment Communities, Inc.	15,700	$1,502,647
Public Storage	60,800	14,884,448
Total		36,237,776
TOTAL FINANCIALS		253,824,555
HEALTH CARE 12.4%
Biotechnology 0.3%
Alkermes PLC (a)	64,700	2,571,825
Health Care Equipment & Supplies 1.7%
Baxter International, Inc.	353,000	15,609,660
Health Care Providers & Services 1.8%
Aetna, Inc.	3,200	359,264
Express Scripts Holding Co. (a)	215,200	15,866,696
Total		16,225,960
Pharmaceuticals 8.6%
Johnson & Johnson	350,400	39,272,832
Mallinckrodt PLC (a)	25,700	1,606,764
Merck & Co., Inc.	85,100	4,666,884
Pfizer, Inc.	975,200	31,898,792
Total		77,445,272
TOTAL HEALTH CARE		111,852,717
INDUSTRIALS 9.8%
Aerospace & Defense 3.9%
BWX Technologies, Inc.	102,600	3,425,814
Lockheed Martin Corp.	9,300	2,161,134
Raytheon Co.	131,200	16,577,120
Spirit AeroSystems Holdings, Inc., Class A (a)	285,700	13,470,755
Total		35,634,823
Airlines 1.4%
JetBlue Airways Corp. (a)	624,800	12,364,792
Electrical Equipment 2.2%
Eaton Corp. PLC	310,400	19,639,008
Industrial Conglomerates 1.6%
Carlisle Companies, Inc.	29,300	2,985,670
General Electric Co.	382,300	11,755,725
Total		14,741,395

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Professional Services 0.3%
ManpowerGroup, Inc.	29,300	$2,256,979
Trading Companies & Distributors 0.4%
MSC Industrial Direct Co., Inc., Class A	48,000	3,720,000
TOTAL INDUSTRIALS		88,356,997
INFORMATION TECHNOLOGY 11.0%
Communications Equipment 3.2%
Brocade Communications Systems, Inc.	136,500	1,311,765
Cisco Systems, Inc.	1,009,400	27,748,406
Total		29,060,171
Semiconductors & Semiconductor Equipment 2.2%
QUALCOMM, Inc.	390,000	19,702,800
Software 4.5%
Microsoft Corp.	578,000	28,824,860
Oracle Corp.	295,000	11,758,700
Total		40,583,560
Technology Hardware, Storage & Peripherals 1.1%
EMC Corp.	402,200	10,501,442
TOTAL INFORMATION TECHNOLOGY		99,847,973
MATERIALS 3.1%
Chemicals 1.6%
Westlake Chemical Corp.	298,800	14,996,772
Paper & Forest Products 1.5%
Domtar Corp.	343,600	13,276,704
TOTAL MATERIALS		28,273,476
TELECOMMUNICATION SERVICES 3.0%
Diversified Telecommunication Services 3.0%
AT&T, Inc.	85,100	3,303,582
CenturyLink, Inc.	236,200	7,310,390
Verizon Communications, Inc.	322,500	16,428,150
Total		27,042,122
TOTAL TELECOMMUNICATION SERVICES		27,042,122

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 6.4%
Electric Utilities 2.5%
Entergy Corp.	211,300	$15,885,534
PG&E Corp.	118,500	6,896,700
Total		22,782,234
Independent Power and Renewable Electricity Producers 0.4%
AES Corp. (The)	338,800	3,781,008
Multi-Utilities 3.5%
Consolidated Edison, Inc.	182,300	13,599,580
Public Service Enterprise Group, Inc.	393,600	18,156,768
Total		31,756,348
TOTAL UTILITIES		58,319,590
Total Common Stocks (Cost: $825,465,205)		$897,417,741

Issuer	Shares	Value

Warrants —%
HEALTH CARE —%
Health Care Providers & Services —%
HealthSouth Corp. (a)	4,344	$15,682
TOTAL HEALTH CARE		15,682
Total Warrants (Cost: $—)		$15,682

	Shares	Value

Money Market Funds 0.7%
Columbia Short-Term Cash Fund, 0.422% (c)(d)	6,496,705	$6,496,705
Total Money Market Funds (Cost: $6,496,705)		$6,496,705
Total Investments
(Cost: $831,961,910) (e)		$903,930,128(f)
Other Assets & Liabilities, Net		569,916
Net Assets		$904,500,044

At April 30, 2016, securities totaling $1,060,800 were pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at April 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
S&P 500 Index	15	USD	7,721,625	06/2016	—	(59,678)

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2016.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	13,763,518	71,050,339	(78,317,152)	6,496,705	13,424	6,496,705

(e)

At April 30, 2016, the cost of securities for federal income tax purposes was approximately $831,962,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$91,029,000
Unrealized Depreciation	(19,061,000)
Net Unrealized Appreciation	$71,968,000

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	48,716,296	—	—	48,716,296
Consumer Staples	63,490,404	—	—	63,490,404
Energy	117,693,611	—	—	117,693,611
Financials	253,824,555	—	—	253,824,555
Health Care	111,852,717	—	—	111,852,717
Industrials	88,356,997	—	—	88,356,997
Information Technology	99,847,973	—	—	99,847,973
Materials	28,273,476	—	—	28,273,476
Telecommunication Services	27,042,122	—	—	27,042,122
Utilities	58,319,590	—	—	58,319,590
Total Common Stocks	897,417,741	—	—	897,417,741
Warrants
Health Care	15,682	—	—	15,682
Investments measured at net asset value
Money Market Funds	—	—	—	6,496,705
Total Investments	897,433,423	—	—	903,930,128
Derivatives
Liabilities
Futures Contracts	(59,678)	—	—	(59,678)
Total	897,373,745	—	—	903,870,450

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Floating Rate Fund

April 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 90.0%
Aerospace & Defense 1.6%
B/E Aerospace, Inc. Term Loan (a)(b)
12/16/21	4.000%	$2,025,467	$2,036,019
Booz Allen Hamilton, Inc. Tranche B Term Loan (a)(b)
07/31/19	3.750%	1,649,589	1,656,815
Doncasters US Finance LLC Tranche B Term Loan (a)(b)
04/09/20	4.500%	2,905,719	2,727,744
Engility Corp. 1st Lien Term Loan (a)(b)
05/22/20	7.000%	2,731,206	2,676,582
TransDigm, Inc. (a)(b)
Tranche C Term Loan
02/28/20	3.750%	2,802,281	2,797,376
Tranche E Term Loan
05/16/22	3.500%	619,051	611,975
Total			12,506,511
Airlines 0.5%
American Airlines, Inc. Term Loan (a)(b)
06/27/20	3.250%	2,214,864	2,200,202
Delta Air Lines, Inc. Tranche B1 Term Loan (a)(b)
10/18/18	3.250%	1,996,973	2,002,245
Total			4,202,447
Automotive 2.0%
Allison Transmission, Inc. Tranche B3 Term Loan (a)(b)
08/23/19	3.500%	2,488,375	2,489,943
FCA US LLC (a)(b)
Tranche B Term Loan
05/24/17	3.500%	3,002,068	3,002,818
12/31/18	3.250%	579,993	579,268
Gates Global LLC Term Loan (a)(b)
07/06/21	4.250%	5,072,489	4,849,655
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan (a)(b)
04/30/19	3.750%	1,700,000	1,699,286
Navistar, Inc. Tranche B Term Loan (a)(b)
08/07/20	6.500%	2,194,500	2,062,830
Schaeffler AG Tranche B Term Loan (a)(b)
05/15/20	4.250%	647,477	651,795
Total			15,335,595

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Brokerage/Asset Managers/Exchanges 0.5%
RCS Capital Corp. (a)(b)
Term Loan
08/08/16	0.000%	$680,567	$681,418
RCS Capital Corp. (b)(c)
1st Lien Term Loan
04/29/19	0.000%	1,514,288	1,014,573
2nd Lien Term Loan
04/29/21	0.000%	1,000,000	120,000
USI, Inc. Term Loan (a)(b)
12/27/19	4.250%	2,175,031	2,146,495
Total			3,962,486
Building Materials 0.9%
Contech Engineered Solutions LLC Term Loan (a)(b)
04/29/19	6.250%	1,215,625	1,211,443
HD Supply, Inc. Term Loan (a)(b)
08/13/21	3.750%	2,577,746	2,578,390
Wilsonart LLC Term Loan (a)(b)
10/31/19	4.000%	3,420,166	3,410,180
Total			7,200,013
Cable and Satellite 3.1%
Block Communications, Inc. Tranche B Term Loan (a)(b)
11/07/21	4.000%	1,970,011	1,974,937
CSC Holdings, Inc. Term Loan (a)(b)
10/09/22	5.000%	2,625,000	2,633,216
Cequel Communications LLC Tranche B Term Loan (a)(b)
12/14/22	4.250%	3,284,351	3,279,424
Charter Communications Operating LLC (a)(b)
Tranche H Term Loan
08/24/21	3.250%	1,125,000	1,125,529
Tranche I Term Loan
01/24/23	3.500%	450,000	451,769
Encompass Digital Media, Inc. (a)(b)
Tranche B 1st Lien Term Loan
06/06/21	5.500%	1,922,533	1,855,244
Tranche B 2nd Lien Term Loan
06/06/22	8.750%	1,500,000	1,365,000
MCC Iowa LLC Tranche H Term Loan (a)(b)
01/29/21	3.250%	1,458,750	1,455,716
Numericable US LLC (a)(b)
Tranche B Term Loan
01/15/24	5.000%	2,525,000	2,533,938

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Cable and Satellite (continued)
Tranche B5 Term Loan
07/29/22	4.563%	$2,736,250	$2,729,409
Quebecor Media, Inc. Tranche B1 Term Loan (a)(b)
08/17/20	3.250%	1,950,000	1,928,062
Virgin Media Investment Holdings Ltd. Tranche F Term Loan (a)(b)
06/30/23	3.649%	2,743,784	2,736,925
Total			24,069,169
Chemicals 7.2%
Allnex & Cy SCA Tranche B1 Term Loan (a)(b)
10/03/19	4.500%	1,816,938	1,808,998
Allnex U.S.A, Inc. Tranche B2 Term Loan (a)(b)
10/03/19	4.500%	942,722	938,602
Ascend Performance Materials Operations LLC Tranche B Term Loan (a)(b)
04/10/18	6.750%	1,631,770	1,554,261
Axalta Coating Systems Dutch Holding B BV Tranche B Term Loan (a)(b)
02/01/20	3.750%	3,346,307	3,343,530
Axiall Holdco, Inc. Term Loan (a)(b)
02/28/22	4.000%	1,481,250	1,479,398
Chemours Co. LLC (The) Tranche B Term Loan (a)(b)
05/12/22	3.750%	2,644,963	2,569,581
ColourOz Investment 1 GmbH Tranche C 1st Lien Term Loan (a)(b)
09/07/21	4.500%	472,996	464,128
ColourOz Investment 2 GmbH Tranche B2 1st Lien Term Loan (a)(b)
09/07/21	4.500%	2,861,240	2,807,592
Eco Services Operations Term Loan (a)(b)
12/01/21	4.750%	1,802,188	1,754,880
HII Holding Corp. (a)(b)
1st Lien Term Loan
12/20/19	4.250%	1,888,869	1,832,203
2nd Lien Term Loan
12/21/20	9.750%	2,150,000	2,034,437
Huntsman International LLC (a)(b)
Term Loan
10/01/21	3.750%	1,703,438	1,706,282
Tranche B Term Loan
04/19/19	3.505%	1,910,958	1,907,385

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals (continued)
Ineos US Finance LLC Term Loan (a)(b)
12/15/20	3.750%	$2,879,711	$2,847,315
Kronos Worldwide, Inc. Term Loan (a)(b)
02/18/20	4.000%	2,940,000	2,723,175
MacDermid, Inc. Tranche B 1st Lien Term Loan (a)(b)
06/07/20	5.500%	2,479,252	2,429,146
Minerals Technologies, Inc. Tranche B1 Term Loan (a)(b)
05/10/21	3.750%	1,032,418	1,029,837
Nexeo Solutions LLC Tranche B3 Term Loan (a)(b)
09/08/17	5.000%	2,311,042	2,302,375
Oxea Finance & Cy SCA Tranche B2 1st Lien Term Loan (a)(b)
01/15/20	4.250%	3,485,625	3,450,769
PQ Corp. (a)(b)
Term Loan
08/07/17	4.000%	3,289,500	3,280,257
PQ Corp. (a)(b)(d)
Term Loan
10/27/22	5.750%	1,375,000	1,381,627
Polyone Corp. Term Loan (a)(b)
11/11/22	3.750%	997,500	1,000,822
Ravago Holdings America, Inc. Term Loan (a)(b)
12/20/20	5.500%	3,111,500	3,123,168
Trinseo Materials Operating SCA/Finance, Inc. Tranche B Term Loan (a)(b)
11/05/21	4.250%	3,002,313	2,997,299
Tronox Pigments BV Term Loan (a)(b)
03/19/20	4.500%	2,146,286	2,069,964
Univar, Inc. Term Loan (a)(b)
07/01/22	4.250%	3,430,256	3,386,761
Total			56,223,792
Construction Machinery 1.0%
Doosan Bobcat, Inc. Tranche B Term Loan (a)(b)
05/28/21	4.500%	3,466,971	3,413,511
Maxim Crane Works LP 2nd Lien Term Loan (a)(b)
11/26/18	10.250%	3,000,000	2,835,000

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Construction Machinery (continued)
North American Lifting Holdings, Inc. 1st Lien Term Loan (a)(b)
11/27/20	5.500%	$2,432,266	$1,783,653
Total			8,032,164
Consumer Cyclical Services 2.0%
Creative Artists Agency LLC Term Loan (a)(b)
12/17/21	5.500%	2,493,932	2,489,768
KAR Auction Services, Inc. Tranche B2 Term Loan (a)(b)
03/11/21	3.938%	1,225,517	1,229,598
ServiceMaster Co. LLC (The) Term Loan (a)(b)
07/01/21	4.250%	3,449,969	3,460,767
SourceHOV LLC Tranche B 1st Lien Term Loan (a)(b)
10/31/19	7.750%	1,960,312	1,301,157
Weight Watchers International, Inc. Tranche B2 Term Loan (a)(b)
04/02/20	4.000%	5,897,612	4,310,152
West Corp. Tranche B10 Term Loan (a)(b)
06/30/18	3.250%	3,177,135	3,156,483
Total			15,947,925
Consumer Products 1.9%
Affinion Group, Inc. Tranche B Term Loan (a)(b)
04/30/18	6.750%	1,389,852	1,223,361
Fender Musical Instruments Corp. Term Loan (a)(b)
04/03/19	5.750%	630,000	624,488
NBTY, Inc. (a)(b)
Tranche B2 Term Loan
10/01/17	3.753%	2,778,351	2,774,017
NBTY, Inc. (a)(b)(d)
Tranche B Term Loan
05/09/23	5.000%	2,475,000	2,481,707
Serta Simmons Holdings LLC Term Loan (a)(b)
10/01/19	4.250%	2,554,925	2,559,319
Varsity Brands, Inc. 1st Lien Term Loan (a)(b)
12/10/21	5.000%	2,795,032	2,799,700

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Consumer Products (continued)
Waterpik, Inc. Term Loan (a)(b)
07/08/20	5.750%	$2,642,445	$2,632,536
Total			15,095,128
Diversified Manufacturing 4.1%
Accudyne Industries Borrower SCA/LLC Term Loan (a)(b)
12/13/19	4.000%	4,219,654	3,789,798
Apex Tool Group LLC Term Loan (a)(b)
01/31/20	4.500%	2,567,321	2,509,556
Crosby U.S. Acquisition Corp. (a)(b)
1st Lien Term Loan
11/23/20	4.000%	855,312	728,444
2nd Lien Term Loan
11/22/21	7.000%	2,000,000	1,333,340
Filtration Group Corp. (a)(b)
1st Lien Term Loan
11/23/20	4.250%	3,268,523	3,255,449
2nd Lien Term Loan
11/22/21	8.250%	261,870	257,287
Gardner Denver, Inc. Term Loan (a)(b)
07/30/20	4.250%	4,826,250	4,501,588
Generac Power System, Inc. Tranche B Term Loan (a)(b)
05/31/20	3.500%	2,874,464	2,860,092
Horizon Global Corp. Tranche B Term Loan (a)(b)
06/30/21	7.000%	2,093,437	2,051,569
Husky Injection Molding Systems Ltd. 2nd Lien Term Loan (a)(b)
06/30/22	7.250%	1,308,460	1,243,037
LTI Flexible Products, Inc. 1st Lien Term Loan (a)(b)
04/15/22	5.250%	1,538,375	1,461,456
Manitowoc Foodservice, Inc. Tranche B Term Loan (a)(b)
03/03/23	5.750%	763,077	771,188
Rexnord LLC/RBS Global, Inc. Tranche B Term Loan (a)(b)
08/21/20	4.000%	3,250,146	3,225,770
Terex Corp. Term Loan (a)(b)(d)
12/01/22	4.500%	1,700,000	1,659,625

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Diversified Manufacturing (continued)
William Morris Endeavor Entertainment LLC 2nd Lien Term Loan (a)(b)
05/06/22	8.250%	$2,600,000	$2,531,750
Total			32,179,949
Electric 4.3%
Astoria Energy LLC Tranche B Term Loan (a)(b)
12/24/21	5.000%	2,985,784	2,857,037
Calpine Construction Finance Co. LP Tranche B1 Term Loan (a)(b)
05/03/20	3.000%	898,939	885,455
Calpine Corp. Term Loan (a)(b)
10/09/19	4.000%	4,861,461	4,862,676
Dynegy, Inc. Tranche B2 Term Loan (a)(b)
04/23/20	4.000%	2,902,691	2,890,587
EFS Cogen Holdings I LLC Tranche B Term Loan (a)(b)
12/17/20	3.750%	1,066,696	1,064,030
Essential Power LLC Term Loan (a)(b)
08/08/19	4.750%	1,534,465	1,511,448
FREIF North American Power I LLC (a)(b)
Tranche B Term Loan
03/27/22	4.750%	3,027,615	2,936,786
Tranche C Term Loan
03/27/22	4.750%	564,407	547,475
Southeast PowerGen LLC Tranche B Term Loan (a)(b)
12/02/21	4.500%	1,530,625	1,438,788
TPF Generation Holdings LLC Term Loan (a)(b)
12/31/17	4.750%	3,900,000	3,705,000
TPF II Power LLC Term Loan (a)(b)
10/02/21	5.500%	981,167	977,488
Texas Competitive Electric Holdings Co. LLC (a)(b)
Term Loan
06/30/16	4.913%	6,497,531	2,165,302
Texas Competitive Electric Holdings Co. LLC (a)(b)(e)
Debtor in Possession Term Loan
11/07/16	3.750%	1,890,594	1,888,231
Viva Alamo LLC Term Loan (a)(b)
02/22/21	5.250%	4,338,180	2,846,930

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Electric (continued)
Windsor Financing LLC Tranche B Term Loan (a)(b)
12/05/17	6.250%	$3,267,651	$3,136,944
Total			33,714,177
Environmental 1.7%
ADS Waste Holdings, Inc. Tranche B2 Term Loan (a)(b)
10/09/19	3.750%	2,049,739	2,042,052
EWT Holdings III Corp. (a)(b)
1st Lien Term Loan
01/15/21	4.750%	2,443,750	2,394,875
2nd Lien Term Loan
01/15/22	8.500%	1,000,000	925,000
EnergySolutions LLC Term Loan (a)(b)
05/29/20	6.750%	2,860,464	2,774,650
STI Infrastructure SARL Term Loan (a)(b)
08/22/20	6.250%	2,834,939	2,182,903
WCA Waste Corp. Term Loan (a)(b)
03/23/18	4.000%	648,000	645,570
Waste Industries USA, Inc. Term Loan (a)(b)
02/27/20	4.250%	2,039,288	2,042,694
Total			13,007,744
Food and Beverage 3.2%
ARAMARK Corp. (a)(b)
3rd Letter of Credit
07/26/16	3.936%	207	204
Tranche E Term Loan
09/07/19	3.250%	876,125	876,949
Tranche F Term Loan
02/24/21	3.250%	802,947	802,947
AdvancePierre Foods, Inc. 1st Lien Term Loan (a)(b)
07/10/17	5.750%	4,402,125	4,405,779
CSM Bakery Solutions Ltd. (a)(b)
2nd Lien Term Loan
07/05/21	8.750%	3,000,000	2,790,000
CSM Bakery Solutions Ltd. (a)(b)(f)(g)
1st Lien Term Loan
07/03/20	5.000%	—	—
Del Monte Foods, Inc. 2nd Lien Term Loan (a)(b)
08/18/21	8.250%	2,000,000	1,463,340
Dole Food Co., Inc. Tranche B Term Loan (a)(b)
11/01/18	4.502%	2,563,864	2,559,736

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Food and Beverage (continued)
Hostess Brands, Inc. Tranche B 1st Lien Term Loan (a)(b)
08/03/22	4.500%	$2,189,000	$2,195,392
JBS U.S.A. LLC Term Loan (a)(b)
09/18/20	3.750%	2,023,125	2,016,388
Performance Food Group, Inc. 2nd Lien Term Loan (a)(b)
11/14/19	6.000%	987,525	989,994
Pinnacle Foods Finance LLC (a)(b)
Tranche G Term Loan
04/29/20	3.250%	1,837,701	1,835,147
Tranche H Term Loan
04/29/20	3.250%	1,194,375	1,192,380
U.S. Foods, Inc. Term Loan (a)(b)
03/31/19	4.500%	4,132,502	4,127,336
Total			25,255,592
Gaming 4.2%
Affinity Gaming LLC Term Loan (a)(b)
11/09/17	5.250%	1,390,280	1,389,696
Amaya Holdings BV Tranche B 1st Lien Term Loan (a)(b)
08/01/21	5.000%	2,126,286	2,031,943
Aristocrat Leisure Ltd. Term Loan (a)(b)
10/20/21	4.750%	1,876,923	1,884,299
CCM Merger, Inc. Term Loan (a)(b)
08/06/21	4.500%	1,516,293	1,519,614
Cannery Casino Resorts LLC (a)(b)
1st Lien Term Loan
10/02/18	6.000%	1,013,352	1,007,019
2nd Lien Term Loan
10/02/19	12.500%	1,193,359	1,184,409
CityCenter Holdings LLC Tranche B Term Loan (a)(b)
10/16/20	4.250%	2,916,273	2,922,105
Las Vegas Sands LLC Tranche B Term Loan (a)(b)
12/19/20	3.250%	3,374,714	3,375,659
MGM Resorts International Tranche B Term Loan (a)(b)(f)(g)
04/25/23	4.000%	—	—
Marina District Finance Co., Inc. Term Loan (a)(b)
08/15/18	6.500%	1,484,211	1,482,355

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Gaming (continued)
Mohegan Tribal Gaming Authority Tranche B Term Loan (a)(b)
06/15/18	5.500%	$3,419,675	$3,396,866
ROC Finance LLC Tranche B Term Loan (a)(b)
06/20/19	5.000%	2,973,750	2,820,096
Scientific Games International, Inc. (a)(b)
Term Loan
10/18/20	6.000%	2,834,441	2,787,049
Tranche B2 Term Loan
10/01/21	6.000%	1,283,750	1,262,286
Twin River Management Group, Inc. Term Loan (a)(b)
07/10/20	5.250%	2,606,906	2,610,973
Yonkers Racing Corp. 1st Lien Term Loan (a)(b)
08/20/19	4.250%	3,174,621	3,102,208
Total			32,776,577
Health Care 6.2%
Acadia Healthcare Co., Inc. Tranche B Term Loan (a)(b)
02/16/23	4.500%	1,571,063	1,581,369
Alere, Inc. Tranche B Term Loan (a)(b)
06/20/22	4.250%	852,384	843,860
Alliance HealthCare Services, Inc. Term Loan (a)(b)
06/03/19	4.250%	2,968,926	2,820,480
AmSurg Corp. Term Loan (a)(b)
07/16/21	3.500%	3,104,799	3,112,002
CHS/Community Health Systems, Inc. (a)(b)
Tranche F Term Loan
12/31/18	3.750%	1,306,462	1,299,930
Tranche G Term Loan
12/31/19	3.750%	1,929,246	1,899,612
Tranche H Term Loan
01/27/21	4.000%	1,122,066	1,104,977
DaVita HealthCare Partners, Inc. Tranche B Term Loan (a)(b)
06/24/21	3.500%	3,836,687	3,852,034
Grifols Worldwide Operations Ltd. Tranche B Term Loan (a)(b)
02/27/21	3.435%	2,821,900	2,823,791
HCA, Inc. Tranche B4 Term Loan (a)(b)
05/01/18	3.381%	3,216,193	3,226,517

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
IASIS Healthcare LLC Tranche B2 Term Loan (a)(b)
05/03/18	4.500%	$2,870,051	$2,862,876
Lantheus Medical Imaging Term Loan (a)(b)
06/30/22	7.000%	1,860,938	1,599,252
National Mentor Holdings, Inc. Tranche B Term Loan (a)(b)
01/31/21	4.250%	1,249,500	1,243,565
Onex Carestream Finance LP 1st Lien Term Loan (a)(b)
06/07/19	5.000%	2,866,211	2,748,696
Ortho-Clinical Diagnostics Holdings SARL Term Loan (a)(b)
06/30/21	4.750%	5,511,874	5,213,627
PRA Holdings, Inc. Tranche B1 Term Loan (a)(b)
09/23/20	4.500%	3,096,629	3,108,242
Quorum Health Corp. Term Loan (a)(b)(d)
03/29/22	6.750%	1,300,000	1,298,375
Select Medical Corp. Tranche B-E Term Loan (a)(b)
06/01/18	6.000%	497,832	497,210
Surgery Center Holdings, Inc. 1st Lien Term Loan (a)(b)
11/03/20	5.250%	1,975,000	1,978,713
Surgical Care Affiliates, Inc. Term Loan (a)(b)
03/17/22	4.250%	1,460,250	1,455,986
Team Health, Inc. Tranche B Term Loan (a)(b)
11/23/22	4.500%	2,119,688	2,132,936
Tecomet, Inc. 1st Lien Term Loan (a)(b)
12/03/21	5.750%	2,123,125	2,006,353
Total			48,710,403
Independent Energy 0.1%
American Energy-Marcellus LLC (a)(b)
1st Lien Term Loan
08/04/20	5.250%	375,000	99,750
2nd Lien Term Loan
08/04/21	8.500%	2,000,000	240,000
Samson Investment Co. Tranche 1 2nd Lien Term Loan (b)(c)
09/25/18	0.000%	4,525,000	37,693

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Independent Energy (continued)
Templar Energy LLC 2nd Lien Term Loan (a)(b)
11/25/20	8.500%	$2,250,000	$221,243
Total			598,686
Leisure 3.0%
24 Hour Fitness Worldwide, Inc. Term Loan (a)(b)
05/28/21	4.750%	4,372,125	4,219,101
AMC Entertainment, Inc. Term Loan (a)(b)
12/15/22	4.000%	2,304,047	2,312,687
Delta 2 SARL Tranche B3 Term Loan (a)(b)
07/30/21	4.750%	3,470,656	3,406,206
Fitness International LLC Tranche B Term Loan (a)(b)
07/01/20	5.529%	1,965,000	1,923,244
Life Time Fitness, Inc. Term Loan (a)(b)
06/10/22	4.250%	2,158,688	2,145,196
Lions Gate Entertainment Corp. 2nd Lien Term Loan (b)
03/17/22	5.000%	2,450,000	2,388,750
Live Nation Entertainment, Inc. Tranche B1 Term Loan (a)(b)
08/17/20	3.500%	1,939,767	1,946,226
Six Flags Premier Parks Tranche B Term Loan (a)(b)
06/30/22	3.501%	2,206,571	2,217,604
Steinway Musical Instruments, Inc. 1st Lien Term Loan (a)(b)
09/19/19	4.750%	1,739,383	1,674,157
Zuffa LLC Term Loan (a)(b)
02/25/20	3.750%	1,575,438	1,559,289
Total			23,792,460
Lodging 0.9%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (a)(b)
12/27/20	6.250%	4,000,000	3,972,520
Hilton Worldwide Finance LLC Term Loan (a)(b)
10/26/20	3.500%	2,779,605	2,788,778
Total			6,761,298

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media and Entertainment 5.0%
Activision Blizzard, Inc. Term Loan (a)(b)
10/13/20	3.250%	$1,062,812	$1,067,956
Cengage Learning Acquisitions, Inc. Term Loan (a)(b)
03/31/20	7.000%	3,444,541	3,423,632
Cumulus Media Holdings, Inc. Term Loan (a)(b)
12/23/20	4.250%	3,087,699	2,098,339
Getty Images, Inc. Term Loan (a)(b)
10/18/19	4.750%	3,047,625	2,293,338
Gray Television, Inc. Term Loan (a)(b)
06/13/21	3.938%	1,780,600	1,782,274
HIBU Connect SA, Sociedad Unipersonal Term Loan (a)(b)(f)(h)(i)
03/01/19	0.000%	4,478	—
Hubbard Radio LLC Term Loan (a)(b)
05/27/22	4.250%	2,970,000	2,875,346
ION Media Networks, Inc. Tranche B1 Term Loan (a)(b)
12/18/20	4.750%	2,389,492	2,386,505
Learfield Communications, Inc. 2nd Lien Term Loan (a)(b)
10/08/21	8.750%	1,904,762	1,895,238
Media General, Inc. Tranche B Term Loan (a)(b)
07/31/20	4.000%	2,487,495	2,485,953
R.H. Donnelly, Inc. Term Loan (a)(b)
12/31/16	9.561%	311,427	92,129
Radio One, Inc. Term Loan (a)(b)
12/31/18	5.140%	2,506,062	2,481,002
Salem Communications Corp. Term Loan (a)(b)
03/13/20	4.500%	1,294,095	1,242,331
Sinclair Television Group, Inc. (a)(b)
Tranche B Term Loan
04/09/20	3.000%	2,012,850	2,001,115
Tranche B1 Term Loan
07/30/21	3.500%	496,250	494,801
Sonifi Solutions, Inc. Tranche C Term Loan (b)(h)(i)
03/28/18	6.750%	439,861	175,944
SuperMedia, Inc. Term Loan (a)(b)
12/30/16	11.600%	131,777	48,017

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media and Entertainment (continued)
Tribune Media Co. Tranche B Term Loan (a)(b)
12/27/20	3.750%	$2,746,707	$2,742,422
Univision Communications, Inc. Term Loan (a)(b)
03/01/20	4.000%	3,428,742	3,418,730
YH Ltd. (a)(b)
Tranche A2 Term Loan
03/01/19	5.624%	103,420	297,592
YH Ltd. (a)(b)(f)(h)(i)
Tranche B2 Term Loan PIK
03/01/24	0.000%	513,794	—
iHeartCommunications, Inc. Tranche D Term Loan (a)(b)
01/30/19	7.185%	7,958,970	5,933,890
Total			39,236,554
Metals 1.3%
Alpha Natural Resources, Inc. Tranche B Term Loan (a)(b)
05/22/20	3.500%	2,174,937	702,787
Arch Coal, Inc. Term Loan (a)(b)
05/16/18	7.500%	2,914,224	1,216,689
FMG Resources August 2006 Proprietary Ltd. Term Loan (a)(b)
06/30/19	4.250%	4,511,740	4,245,412
Fairmount Minerals Ltd. Tranche B2 Term Loan (a)(b)
09/05/19	4.500%	1,989,796	1,338,138
Foresight Energy LLC Term Loan (a)(b)
08/21/20	7.500%	1,109,500	920,885
Noranda Aluminum Acquisition Corp. Tranche B Term Loan (a)(b)
02/28/19	5.750%	923,611	323,264
Novelis, Inc. Term Loan (a)(b)
06/02/22	4.000%	1,795,558	1,784,335
Total			10,531,510
Midstream 0.2%
Southcross Energy Partner Term Loan (a)(b)
08/04/21	5.250%	1,793,063	1,461,346

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Oil Field Services 0.4%
Drillships Ocean Ventures, Inc. Term Loan (a)(b)
07/25/21	5.500%	$1,621,125	$952,411
Fieldwood Energy LLC 2nd Lien Term Loan (a)(b)
09/30/20	8.375%	492,611	125,616
McJunkin Red Man Corp. Term Loan (a)(b)
11/08/19	4.750%	2,078,811	2,014,721
Total			3,092,748
Other Financial Institutions 0.5%
IG Investments Holdings LLC Tranche B Term Loan (a)(b)
10/31/21	6.000%	1,445,473	1,433,433
Vantiv LLC Tranche B Term Loan (a)(b)
06/13/21	3.500%	2,101,161	2,109,040
Total			3,542,473
Other Industry 1.0%
AECOM Technology Corp. Tranche B Term Loan (a)(b)
10/15/21	3.750%	430,247	431,968
ATI Acquisition Co. (b)(c)(f)(h)(i)
Term Loan
12/30/15	0.000%	586,404	—
Tranche B Term Loan
12/30/14	0.000%	1,165,105	—
Harland Clarke Holdings Corp. (a)(b)
Tranche B3 Term Loan
05/22/18	7.000%	1,280,469	1,264,143
Tranche B4 Term Loan
08/04/19	6.000%	943,750	923,931
Hillman Group, Inc. (The) Term Loan (a)(b)
06/30/21	4.500%	2,480,812	2,452,903
Sensus Metering Systems, Inc. Term Loan (a)(b)
04/05/23	6.500%	3,000,000	2,970,000
Total			8,042,945
Other REIT 0.3%
DTZ US Borrower LLC (a)(b)
1st Lien Term Loan
11/04/21	4.250%	1,116,563	1,113,302
2nd Lien Term Loan
11/04/22	9.250%	1,000,000	998,750
Total			2,112,052

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Other Utility 0.2%
Sandy Creek Energy Associates LP Term Loan (a)(b)
11/09/20	5.000%	$3,029,465	$1,726,795
Packaging 3.7%
Ardagh Holdings USA, Inc. Term Loan (a)(b)
12/17/19	4.000%	1,641,500	1,637,396
BWAY Intermediate Co., Inc. Term Loan (a)(b)
08/14/20	5.500%	2,505,375	2,495,980
Berry Plastics Corp. (a)(b)
Tranche E Term Loan
01/06/21	3.750%	2,661,307	2,662,132
Tranche F Term Loan
10/03/22	4.000%	135,339	135,534
Consolidated Container Co. LLC Term Loan (a)(b)
07/03/19	5.000%	2,407,203	2,324,154
Kleopatra Acquisition Co. Term Loan (a)(b)
04/28/20	5.000%	767,256	767,256
Kleopatra Acquisition Corp. Term Loan (a)(b)
04/28/20	5.000%	1,795,379	1,795,379
Mauser Holding SARL 2nd Lien Term Loan (a)(b)
07/31/22	8.750%	2,000,000	1,810,000
Onex Wizard Acquisition Co. Tranche B Term Loan (a)(b)
03/11/22	4.250%	1,534,500	1,530,388
Packaging Coordinators, Inc. Tranche B 1st Lien Term Loan (a)(b)
08/01/21	5.250%	1,603,842	1,589,809
Printpack Holdings, Inc. (a)(b)
1st Lien Term Loan
05/29/20	6.000%	1,179,000	1,170,157
2nd Lien Term Loan
05/28/21	9.750%	1,000,000	970,000
ProAmpac Holdings, Inc. 1st Lien Term Loan (a)(b)
08/18/22	5.750%	1,171,771	1,160,053
Prolampac Holdings, Inc. 2nd Lien Term Loan (a)(b)
08/18/23	9.250%	2,000,000	1,800,000
Ranpack Corp. Tranche B1 Term Loan (a)(b)
10/01/21	4.250%	935,991	907,911

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Packaging (continued)
Reynolds Group Holdings, Inc. Term Loan (a)(b)
12/01/18	4.500%	$4,458,919	$4,467,302
Signode Industrial Group SA Tranche B Term Loan (a)(b)
05/01/21	3.750%	2,155,092	2,133,542
Total			29,356,993
Paper 0.4%
Caraustar Industries, Inc. Term Loan (a)(b)
05/01/19	8.000%	3,156,872	3,137,142
Pharmaceuticals 2.4%
Akorn, Inc. Term Loan (a)(b)
04/16/21	6.000%	1,452,905	1,454,721
Atrium Innovations, Inc. (a)(b)
2nd Lien Term Loan
08/13/21	7.750%	1,000,000	815,000
Tranche B1 1st Lien Term Loan
02/15/21	4.250%	1,592,500	1,463,110
Catalent Pharma Solutions, Inc. Term Loan (a)(b)
05/20/21	4.250%	2,838,663	2,850,642
Endo Finance Co. I SARL Tranche B Term Loan (a)(b)
09/26/22	3.750%	1,820,438	1,813,611
Pharmaceutical Product Development, Inc. Term Loan (a)(b)
08/18/22	4.250%	3,300,062	3,292,506
Royalty Pharma Finance Tranche B4 Term Loan (a)(b)
11/09/20	3.500%	3,718,486	3,733,583
Valeant Pharmaceuticals International, Inc. (a)(b)
Tranche B-C2 Term Loan
12/11/19	4.750%	1,686,843	1,641,720
Tranche B-D2 Term Loan
02/13/19	4.500%	1,218,112	1,181,568
Tranche B-E1 Term Loan
08/05/20	4.750%	384,319	373,270
Total			18,619,731
Property & Casualty 1.2%
Alliant Holdings Intermediate LLC Term Loan (a)(b)
08/12/22	4.500%	2,009,191	1,988,375
Asurion LLC (a)(b)
2nd Lien Term Loan
03/03/21	8.500%	1,725,000	1,653,533

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Property & Casualty (continued)
Tranche B1 Term Loan
05/24/19	5.000%	$903,641	$900,253
Tranche B4 Term Loan
08/04/22	5.000%	1,689,226	1,676,860
Hub International Ltd. Term Loan (a)(b)
10/02/20	4.250%	2,969,192	2,933,325
Total			9,152,346
Refining 0.1%
Seadrill Operating LP Term Loan (a)(b)
02/21/21	4.000%	2,183,618	1,071,785
Restaurants 0.5%
Burger King Corp. Tranche B2 Term Loan (a)(b)
12/10/21	3.750%	3,766,225	3,772,703
Retailers 7.5%
Academy Ltd. Term Loan (a)(b)
07/01/22	5.000%	3,459,182	3,389,271
BJ’s Wholesale Club, Inc. 1st Lien Term Loan (a)(b)
09/26/19	4.500%	2,026,296	2,003,501
Bass Pro Group LLC Term Loan (a)(b)
06/05/20	4.000%	2,136,226	2,100,850
Blue Buffalo Company Ltd. Tranche B3 Term Loan (a)(b)
08/08/19	3.750%	2,628,246	2,633,188
Burlington Coat Factory Warehouse Corp. Tranche B3 Term Loan (a)(b)
08/13/21	4.250%	3,158,293	3,165,526
David’s Bridal, Inc. Term Loan (a)(b)
10/11/19	5.250%	3,537,373	3,152,684
Dollar Tree, Inc. (a)(b)
Tranche B1 Term Loan
07/06/22	3.500%	2,183,638	2,192,285
Dollar Tree, Inc. (b)
Tranche B2 Term Loan
07/06/22	4.250%	1,750,000	1,751,452
General Nutrition Centers, Inc. Tranche B Term Loan (a)(b)
03/04/19	3.250%	2,567,783	2,536,482

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers (continued)
Gymboree Corp. (The) Term Loan (a)(b)
02/23/18	5.000%	$2,000,000	$1,535,720
Hudson’s Bay Co. Term Loan (a)(b)
09/30/22	4.750%	691,244	693,546
J. Crew Group, Inc. Term Loan (a)(b)
03/05/21	4.000%	3,984,511	3,171,432
J.C. Penney Corp., Inc. Term Loan (a)(b)
05/22/18	6.000%	6,833,814	6,844,474
Jo-Ann Stores, Inc. Tranche B Term Loan (a)(b)
03/16/18	4.000%	1,345,650	1,332,193
Men’s Wearhouse, Inc. (The) Tranche B Term Loan (a)(b)
06/18/21	4.500%	953,125	929,297
Michaels Stores, Inc. Tranche B Term Loan (a)(b)
01/28/20	3.750%	3,639,915	3,642,500
Neiman Marcus Group, Inc. (The) Term Loan (a)(b)
10/25/20	4.250%	3,094,894	2,944,977
Party City Holdings, Inc. Term Loan (a)(b)
08/19/22	4.250%	2,012,269	2,003,053
PetSmart, Inc. Tranche B1 Term Loan (a)(b)
03/11/22	4.250%	3,242,250	3,231,324
Pilot Travel Centers LLC Tranche B Term Loan (a)(b)
10/01/21	3.750%	2,470,477	2,481,792
Raley’s Term Loan (a)(b)
05/18/22	7.250%	2,622,813	2,609,698
Rite Aid Corp. (a)(b)
Tranche 1 2nd Lien Term Loan
08/21/20	5.750%	1,950,000	1,954,056
Tranche 2 2nd Lien Term Loan
06/21/21	4.875%	1,900,000	1,901,197
Sports Authority, Inc. (The) Tranche B Term Loan (a)(b)
11/16/17	0.000%	1,863,367	503,109
Total			58,703,607
Supermarkets 0.6%
Albertson’s LLC (a)(b)
Tranche B2 Term Loan
03/21/19	5.500%	2,779,335	2,782,810

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Supermarkets (continued)
Tranche B4 Term Loan
08/25/21	5.500%	$314,269	$315,161
Crossmark Holdings, Inc. 1st Lien Term Loan (a)(b)
12/20/19	4.500%	2,353,845	1,668,876
Total			4,766,847
Technology 13.3%
Applied Systems, Inc. (a)(b)
1st Lien Term Loan
01/25/21	4.261%	1,826,928	1,819,310
2nd Lien Term Loan
01/24/22	7.500%	989,077	968,880
Avago Technologies Ltd. Tranche B1 Term Loan (a)(b)
02/01/23	4.250%	6,000,000	6,001,080
Avaya, Inc. (a)(b)
Tranche B6 Term Loan
03/31/18	6.500%	1,950,483	1,294,633
Tranche B7 Term Loan
05/29/20	6.250%	970,901	609,240
BMC Software Finance, Inc. Term Loan (a)(b)
09/10/20	5.000%	4,499,614	3,864,044
Blue Coat Systems, Inc. Term Loan (a)(b)
05/20/22	4.500%	1,243,750	1,235,977
CDW LLC Term Loan (a)(b)
04/29/20	3.250%	2,442,420	2,440,295
Cirque Du Soleil, Inc. 2nd Lien Term Loan (a)(b)
07/10/23	9.250%	3,000,000	2,739,990
CommScope, Inc. Tranche 5 Term Loan (a)(b)
12/29/22	3.828%	1,791,000	1,793,239
Computer Sciences Government Services, Inc. Tranche B Term Loan (a)(b)
11/28/22	3.750%	1,695,750	1,704,941
Dell International LLC (a)(b)
Tranche B2 Term Loan
04/29/20	0.000%	4,238,683	4,237,157
Tranche C Term Loan
10/29/18	0.000%	630,357	630,093
EVERTEC Group LLC Tranche B Term Loan (a)(b)
04/17/20	3.250%	1,604,625	1,556,486
First Data Corp. (a)(b)
Term Loan
03/24/21	4.439%	2,739,323	2,745,021
07/08/22	4.189%	1,200,000	1,200,300

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Go Daddy Operating Co. LLC Term Loan (a)(b)
05/13/21	4.250%	$3,655,489	$3,660,716
Greeneden U.S. Holdings II LLC Term Loan (a)(b)
02/08/20	4.000%	1,219,429	1,211,807
IPC Corp. Tranche B1 1st Lien Term Loan (a)(b)
08/06/21	5.500%	1,975,038	1,826,910
Infogroup, Inc. Tranche B Term Loan (a)(b)
05/26/18	7.000%	3,483,839	3,314,002
Infor US, Inc. Tranche B5 Term Loan (a)(b)
06/03/20	3.750%	3,698,969	3,608,049
Informatica Corp. Term Loan (a)(b)
08/05/22	4.250%	2,985,000	2,932,762
Information Resources, Inc. Term Loan (a)(b)
09/30/20	4.750%	3,259,263	3,259,263
MA FinanceCo LLC Tranche B Term Loan (a)(b)
11/19/21	5.250%	2,928,446	2,921,125
Micron Technology Tranche B Term Loan (a)(b)(d)
04/26/22	6.633%	4,000,000	4,013,760
Microsemi Corp. Tranche B Term Loan (a)(b)
01/15/23	5.250%	2,407,897	2,422,946
Mitel US Holdings, Inc. Term Loan (a)(b)
04/29/22	5.500%	2,522,864	2,525,235
NXP BV/Funding LLC Tranche B Term Loan (a)(b)
12/07/20	3.750%	1,820,437	1,824,989
On Semiconductor Tranche B Term Loan (a)(b)
03/31/23	5.250%	1,400,000	1,405,544
OpenLink International, Inc. Term Loan (a)(b)
10/30/17	6.250%	892,038	880,888
Quikrete Holdings, Inc. (a)(b)
1st Lien Term Loan
09/28/20	4.000%	1,425,405	1,423,182
2nd Lien Term Loan
03/26/21	7.000%	1,632,578	1,628,497
RP Crown Parent LLC (a)(b)
1st Lien Term Loan
12/21/18	6.000%	3,798,321	3,597,313

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
2nd Lien Term Loan
12/21/19	11.250%	$2,000,000	$1,631,660
Riverbed Technology, Inc. Term Loan (a)(b)
04/25/22	5.750%	1,585,102	1,594,105
Rovi Solutions Corp./Guides, Inc. Tranche B Term Loan (a)(b)
07/02/21	3.750%	2,652,750	2,554,943
SAIC, Inc. Tranche B Term Loan (a)(b)
05/04/22	3.750%	1,969,033	1,975,196
SCS Holdings I, Inc. 1st Lien Term Loan (a)(b)
10/30/22	6.000%	1,705,618	1,706,693
SS&C European Holdings SARL Tranche B2 Term Loan (a)(b)
07/08/22	4.019%	286,603	287,319
SS&C Technologies, Inc. Tranche B1 Term Loan (a)(b)
07/08/22	4.007%	2,011,648	2,016,677
Sensata Technologies BV Term Loan (a)(b)
10/14/21	3.000%	992,481	991,866
Syniverse Holdings, Inc. (a)(b)
Term Loan
04/23/19	4.000%	992,492	793,993
Tranche B Term Loan
04/23/19	4.000%	1,894,858	1,515,886
TTM Technologies, Inc. Tranche B Term Loan (a)(b)
05/31/21	6.000%	2,292,482	2,243,766
TransUnion LLC Tranche B2 Term Loan (a)(b)
04/09/21	3.500%	2,462,095	2,450,400
Verint Systems, Inc. Tranche B Term Loan (a)(b)
09/06/19	3.500%	1,281,292	1,281,292
Western Digital Corp. Tranche B Term Loan (a)(b)(d)
04/11/23	6.250%	2,300,000	2,244,409
Zebra Technologies Corp. Term Loan (a)(b)
10/27/21	4.750%	3,554,545	3,579,854
Total			104,165,733
Transportation Services 0.8%
Avis Budget Car Rental LLC Tranche B Term Loan (a)(b)
03/15/19	3.000%	2,848,686	2,843,359
Hertz Corp. (The) (a)(b)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Transportation Services (continued)
Letter of Credit
03/11/18	3.750%	$2,825,000	$2,764,968
Tranche B2 Term Loan
03/11/18	3.000%	470,535	468,686
Total			6,077,013
Wireless 0.5%
SBA Senior Finance II LLC Tranche B1 Term Loan (a)(b)
03/24/21	3.250%	1,027,200	1,025,361
Telesat Canada Tranche B2 Term Loan (a)(b)
03/28/19	3.500%	2,969,156	2,964,197
Total			3,989,558
Wirelines 1.7%
Integra Telecom Holdings, Inc. (a)(b)
Tranche B1 2nd Lien Term Loan
02/12/21	9.750%	1,764,159	1,664,043
Tranche B1 Term Loan
08/14/20	5.250%	2,636,821	2,518,164
Level 3 Financing, Inc. (a)(b)
Tranche B Term Loan
01/15/20	4.000%	2,000,000	2,005,500
Tranche B3 Term Loan
08/01/19	4.000%	500,000	501,250
Southwire Co. LLC Term Loan (a)(b)
02/10/21	3.000%	1,566,818	1,527,648
Windstream Corp. Tranche B6 Term Loan (a)(b)
03/29/21	5.750%	450,000	449,100
Windstream Services, LLC Tranche B5 Term Loan (a)(b)
08/08/19	3.500%	1,544,450	1,519,353
Zayo Group LLC (a)(b)
Term Loan
05/06/21	3.750%	2,725,823	2,724,351
05/06/21	4.500%	360,540	362,523
Total			13,271,932
Total Senior Loans (Cost: $750,987,079)			$705,203,929

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 2.4%
Chemicals 0.1%
INEOS Group Holdings SA (j)
08/15/18	6.125%	$1,000,000	$1,012,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Products 0.4%
Alphabet Holding Co., Inc. PIK
11/01/17	7.750%	$3,181,000	$3,219,172
Food and Beverage 0.3%
Dole Food Co, Inc. (j)
05/01/19	7.250%	2,000,000	2,010,000
Gaming 0.1%
Tunica-Biloxi Gaming Authority (c)(j)
08/15/16	0.000%	2,105,000	1,078,812
Health Care 0.5%
HCA, Inc.
10/01/18	8.000%	960,000	1,086,000
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	3,000,000	2,865,000
Total			3,951,000
Independent Energy —%
Linn Energy LLC/Finance Corp. (c)
04/15/20	8.625%	2,000,000	200,000
Media and Entertainment 0.3%
Radio One, Inc. (j)
02/15/20	9.250%	3,000,000	2,370,000
Packaging 0.3%
Reynolds Group Issuer, Inc./LLC
05/15/18	8.500%	2,000,000	2,002,400
Retailers 0.4%
Jo-Ann Stores LLC (j)
03/15/19	8.125%	3,000,000	2,805,000
Total Corporate Bonds & Notes (Cost: $22,252,062)			$18,648,884

Issuer		Shares	Value

Common Stocks 2.3%
CONSUMER DISCRETIONARY 1.3%
Auto Components 0.1%
Delphi Automotive PLC		11,178	$823,036

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Automobiles —%
Dayco/Mark IV (k)	2,545	$81,440
Diversified Consumer Services 0.1%
Houghton Mifflin Harcourt Co. (k)	18,619	381,876
Household Durables —%
Rhodes Companies LLC (The) (f)(h)(i)	109,053	—
Media 1.1%
Cengage Learning, Inc. (k)	77,986	1,501,231
Media News Group (k)	10,513	328,531
MGM Holdings II, Inc. (k)	68,207	5,439,508
Star Tribune Co. (The) (f)(h)(i)(k)	1,098	—
Tribune Media Co.	29,872	1,151,566
Tribune Publishing Co.	4,413	49,999
Total		8,470,835
TOTAL CONSUMER DISCRETIONARY		9,757,187
INFORMATION TECHNOLOGY —%
Software —%
Physical Eagle Topco Ltd. (f)(h)(i)(k)	194,303	—
TOTAL INFORMATION TECHNOLOGY		—
MATERIALS 1.0%
Chemicals 0.9%
LyondellBasell Industries NV, Class A	91,857	7,593,818
Metals & Mining 0.1%
Aleris International, Inc. (k)	16,833	420,825
TOTAL MATERIALS		8,014,643

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES —%
Diversified Telecommunication Services —%
Hawaiian Telcom Holdco, Inc. (k)	15,044	$346,464
TOTAL TELECOMMUNICATION SERVICES		346,464
Total Common Stocks (Cost: $11,305,189)		$18,118,294

	Shares	Value

Fixed-Income Funds 0.5%
Floating Rate —%
Nuveen Floating Rate Income Fund	35,589	$367,278
High Yield 0.3%
Blackstone/GSO Strategic Credit Fund	146,297	2,036,454
Multisector 0.2%
Invesco Dynamic Credit Opportunities Fund	164,192	1,774,916
Total Fixed-Income Funds (Cost: $5,181,831)		$4,178,648

Money Market Funds 5.6%
Columbia Short-Term Cash Fund, 0.422% (l)(m)	43,692,150	43,692,150
Total Money Market Funds (Cost: $43,692,150)		$43,692,150
Total Investments
(Cost: $833,418,311) (n)		$789,841,905(o)
Other Assets & Liabilities, Net		(6,014,324)
Net Assets		$783,827,581

Notes to Portfolio of Investments
(a)	Variable rate security.
(b)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of April 30, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(c)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2016, the value of these securities amounted to $2,451,078, which represents 0.31% of net assets.

(d)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(e)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(f)	Negligible market value.
(g)	Represents fractional shares.
(h)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2016, the value of these securities amounted to $175,944, which represents 0.02% of net assets.

(i)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at April 30, 2016 was $175,944, which represents 0.02% of net assets. Information concerning such security holdings at April 30, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
ATI Acquisition Co.
Term Loan
12/30/15 0.000%	12-23-2009 - 07-13-2012	497,832
ATI Acquisition Co.
Tranche B Term Loan
12/30/14 0.000%	12-23-2009 - 04-08-2015	751,053
HIBU Connect SA, Sociedad Unipersonal
Term Loan
03/01/19 0.000%	03-06-2014	2,562
Physical Eagle Topco Ltd.	03-06-2014	—
Rhodes Companies LLC (The)	02-22-2006 - 01-08-2010	167,159
Sonifi Solutions, Inc.
Tranche C Term Loan
03/28/18 6.750%	04-08-2013 - 10-05-2015	385,080
Star Tribune Co. (The)	02-16-2012	—
YH Ltd.
Tranche B2 Term Loan PIK
03/01/24 0.000%	03-06-2014 - 03-23-2016	159,684

(j)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2016, the value of these securities amounted to $9,276,312 or 1.18% of net assets.

(k)	Non-income producing investment.
(l)	The rate shown is the seven-day current annualized yield at April 30, 2016.
(m)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	66,955,098	184,893,693	(208,156,641)	43,692,150	61,200	43,692,150

(n)

At April 30, 2016, the cost of securities for federal income tax purposes was approximately $833,418,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$12,291,000
Unrealized Depreciation	(55,867,000)
Net Unrealized Depreciation	$(43,576,000)

(o)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
PIK	Payment-in-Kind

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Senior Loans	—	667,612,388	37,591,541	705,203,929
Corporate Bonds & Notes	—	18,648,884	—	18,648,884
Common Stocks
Consumer Discretionary	2,406,477	7,350,710	—	9,757,187
Information Technology	—	—	0(a)	0(a)
Materials	7,593,818	420,825	—	8,014,643
Telecommunication Services	346,464	—	—	346,464
Total Common Stocks	10,346,759	7,771,535	—	18,118,294
Fixed-Income Funds	4,178,648	—	—	4,178,648
Investments measured at net asset value
Money Market Funds	—	—	—	43,692,150
Total Investments	14,525,407	694,032,807	37,591,541	789,841,905

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Senior Loans ($)	Common Stocks ($)	Total ($)
Balance as of July 31, 2015	71,091,435	772,054	71,863,489
Increase (decrease) in accrued discounts/premiums	34,194	—	34,194
Realized gain (loss)	125,201	(11,786)	113,415
Change in unrealized appreciation (depreciation)(a)	(1,561,739)	8,895	(1,552,844)
Sales	(17,978,074)	(900)	(17,978,974)
Transfers into Level 3	23,324,272	—	23,324,272
Transfers out of Level 3	(37,443,748)	(768,263)	(38,212,011)
Balance as of April 30, 2016	37,591,541	—	37,591,541

(a) Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2016 was $(1,522,459), which is comprised of Senior Loans of $(1,522,459).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loans and common stocks classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, Management concluded that the market input(s) were generally unobservable.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Global Opportunities Fund

April 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 46.1%
ARGENTINA 0.1%
Globant SA (a)	8,757	$310,786
Pampa Energia SA, ADR (a)	8,946	183,035
Total		493,821
AUSTRALIA 0.4%
Macquarie Group Ltd.	28,190	1,350,441
National Australia Bank Ltd.	61,733	1,266,516
Total		2,616,957
BELGIUM 0.1%
KBC Groep NV	12,138	681,449
BRAZIL 0.1%
Itaú Unibanco Holding SA, ADR	21,000	200,130
Multiplus SA	15,100	165,038
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	29,400	295,432
Total		660,600
CANADA 0.2%
Suncor Energy, Inc.	44,400	1,304,028
CHINA 2.0%
58.Com, Inc., ADR (a)	23,843	1,303,020
AAC Technologies Holdings, Inc.	27,000	187,406
Alibaba Group Holding Ltd., ADR (a)	23,827	1,833,249
Baidu, Inc., ADR (a)	2,225	432,318
China Biologic Products, Inc. (a)	1,961	229,437
China Mobile Ltd.	119,000	1,366,212
China Pacific Insurance Group Co., Ltd., Class H	107,400	376,592
Ctrip.com International Ltd., ADR (a)	13,960	608,796
JD.com, Inc., ADR (a)	41,123	1,051,104
Pax Global Technology Ltd.	258,000	222,195
Ping An Insurance Group Co. of China Ltd., Class H	203,500	955,043
Shenzhou International Group Holdings Ltd.	152,000	785,768
Tencent Holdings Ltd.	176,200	3,585,373
Zhuzhou CRRC Times Electric Co., Ltd., Class H	30,000	170,692
Total		13,107,205
DENMARK 0.3%
Novo Nordisk A/S, Class B	13,335	744,538

Issuer	Shares	Value

Common Stocks (continued)
DENMARK (CONTINUED)
Royal UNIBREW A/S	24,101	$1,088,674
Total		1,833,212
FRANCE 1.7%
Amundi SA (a)	13,307	612,383
Aperam SA	27,990	1,100,115
AXA SA	105,838	2,667,994
BNP Paribas SA	24,670	1,306,206
Casino Guichard Perrachon SA	23,631	1,405,969
CNP Assurances	34,216	582,397
Sanofi	22,582	1,864,586
VINCI SA	21,164	1,581,016
Total		11,120,666
GERMANY 1.4%
Allianz SE, Registered Shares	14,700	2,495,380
BASF SE	14,148	1,168,843
Continental AG	7,784	1,709,527
Covestro AG (a)	31,558	1,247,397
Duerr AG	20,427	1,635,425
RWE AG (a)	36,547	545,909
Total		8,802,481
HONG KONG 0.3%
AIA Group Ltd.	186,400	1,115,531
Techtronic Industries Co., Ltd.	158,500	594,164
Total		1,709,695
INDIA 0.9%
Asian Paints Ltd.	21,785	284,165
Bharat Petroleum Corp., Ltd.	24,988	368,095
Dish TV India Ltd. (a)	758,889	1,033,133
Eicher Motors Ltd.	990	298,395
HCL Technologies Ltd.	41,003	462,894
IndusInd Bank Ltd.	25,294	399,189
InterGlobe Aviation Ltd. (a)	26,075	422,024
Lupin Ltd.	12,199	294,914
Natco Pharma Ltd.	21,075	155,320
SKS Microfinance Ltd. (a)	42,945	389,969
Syngene International Ltd.	30,738	179,806
UPL Ltd.	141,545	1,145,063
Zee Entertainment Enterprises Ltd.	43,434	271,321
Total		5,704,288
INDONESIA 0.4%
PT Astra International Tbk	263,800	133,867

Issuer	Shares	Value

Common Stocks (continued)
INDONESIA (CONTINUED)
PT Bank Rakyat Indonesia Persero Tbk	752,600	$588,146
PT Matahari Department Store Tbk	629,200	902,187
PT Mitra Keluarga Karyasehat Tbk	1,755,500	352,712
PT Telekomunikasi Indonesia Persero Tbk	2,236,900	600,144
Total		2,577,056
IRELAND 0.5%
Amarin Corp. PLC, ADR (a)	124,752	228,296
Medtronic PLC	34,894	2,761,860
Total		2,990,156
ISRAEL 0.2%
Bezeq Israeli Telecommunication Corp., Ltd. (The)	600,914	1,266,395
ITALY 0.4%
Ei Towers SpA	29,558	1,732,885
Esprinet SpA	107,954	942,547
Total		2,675,432
JAPAN 4.7%
Aozora Bank Ltd.	216,000	766,371
Central Japan Railway Co.	3,900	683,186
CyberAgent, Inc.	34,793	1,631,117
CYBERDYNE, Inc. (a)	14,900	315,757
Daiichikosho Co., Ltd.	37,700	1,580,451
Dexerials Corp. (a)	95,200	770,523
Eisai Co., Ltd.	10,000	618,997
Fuji Heavy Industries Ltd.	53,400	1,753,389
Hoya Corp.	25,100	961,186
Invincible Investment Corp.	1,627	1,235,432
ITOCHU Corp.	132,400	1,682,619
KDDI Corp.	59,800	1,722,583
Keyence Corp.	1,800	1,078,908
LaSalle Logiport REIT (a)	1,162	1,109,579
Miraca Holdings, Inc.	31,400	1,334,410
Mitsubishi UFJ Financial Group, Inc.	193,200	891,582
Nakanishi, Inc.	22,500	737,423
Nippon Telegraph & Telephone Corp.	33,100	1,481,236
Nishi-Nippon City Bank Ltd. (The)	339,000	611,642
ORIX Corp.	122,800	1,736,998
Shinmaywa Industries Ltd.	196,000	1,343,205
Sony Corp.	45,800	1,109,350
Sumitomo Mitsui Financial Group, Inc.	28,900	869,651
Takuma Co., Ltd.	123,000	1,057,336
Tanseisha Co., Ltd.	115,800	902,786

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Toyota Motor Corp.	19,200	$973,243
Tsuruha Holdings, Inc.	16,900	1,620,974
Total		30,579,934
MALAYSIA —%
MyEg Services Bhd	438,000	225,100
MALTA —%
BGP Holdings PLC (a)(b)(c)	581,000	1
MEXICO 0.2%
Controladora Vuela Cia de Aviacion SAB de CV, ADR (a)	20,414	426,244
Grupo Aeroportuario del Centro Norte Sab de CV	31,100	180,331
Grupo Financiero Banorte SAB de CV, Class O	66,700	379,235
Total		985,810
NETHERLANDS 0.7%
AVG Technologies NV (a)	7,245	143,451
ING Groep NV-CVA	149,415	1,829,783
Koninklijke Ahold NV	87,068	1,894,248
TKH Group NV	13,315	525,999
Total		4,393,481
NORWAY 0.9%
Atea ASA	87,533	820,773
BW LPG Ltd.	340,841	2,048,809
Kongsberg Automotive ASA (a)	1,959,599	1,584,355
Spectrum ASA	59,215	194,887
Tanker Investments Ltd. (a)	147,992	1,194,692
Total		5,843,516
PAKISTAN 0.1%
DG Khan Cement Co., Ltd.	535,500	891,334
PANAMA —%
Banco Latinoamericano de Comercio Exterior SA, Class E	4,745	122,706
PERU —%
Credicorp Ltd.	2,187	318,033
PHILIPPINES 0.1%
Jollibee Foods Corp.	47,940	234,524
Metropolitan Bank & Trust Co.	262,852	455,166

Issuer	Shares	Value

Common Stocks (continued)
PHILIPPINES (CONTINUED)
Robinsons Retail Holdings, Inc.	134,030	$219,704
Total		909,394
PORTUGAL —%
Banco Espirito Santo SA, Registered Shares (a)(b)(c)	641,287	22,029
PUERTO RICO —%
EVERTEC, Inc.	8,925	120,220
RUSSIAN FEDERATION 0.2%
Mail.ru Group Ltd., GDR (a)(d)	8,658	175,325
Sberbank of Russia PJSC, ADR	47,173	378,139
X5 Retail Group NV GDR, Registered Shares (a)(d)	37,260	737,748
Yandex NV, Class A (a)	14,718	301,277
Total		1,592,489
SINGAPORE 0.4%
Broadcom Ltd.	4,614	672,490
DBS Group Holdings Ltd.	163,400	1,848,230
Total		2,520,720
SOUTH AFRICA 0.3%
AVI Ltd.	79,065	490,322
Naspers Ltd., Class N	8,471	1,162,307
Total		1,652,629
SOUTH KOREA 0.9%
AMOREPACIFIC Corp.	646	230,389
Cuckoo Electronics Co., Ltd.	1,288	234,995
GS Home Shopping, Inc.	3,525	569,883
Hugel, Inc. (a)	351	93,474
Hyundai Home Shopping Network Corp.	8,896	1,041,558
LF Corp.	27,668	623,931
LIG Nex1 Co., Ltd.	3,196	249,387
Lotte Chemical Corp.	779	198,699
Osstem Implant Co., Ltd. (a)	2,910	182,212
Samsung Electronics Co., Ltd.	1,282	1,397,164
SK Telecom Co., Ltd.	1,767	320,886
Youngone Corp.	12,746	509,771
Total		5,652,349
SPAIN 0.9%
ACS Actividades de Construccion y Servicios SA	42,276	1,397,785

Issuer	Shares	Value

Common Stocks (continued)
SPAIN (CONTINUED)
Cellnex Telecom SAU	61,233	$1,010,355
Endesa SA	66,566	1,397,520
Iberdrola SA	260,035	1,847,261
Total		5,652,921
SWEDEN 0.5%
Granges AB	101,985	752,462
Hemfosa Fastigheter AB	117,076	1,220,992
Nordea Bank AB	154,613	1,500,798
Total		3,474,252
SWITZERLAND 1.4%
Autoneum Holding AG	7,175	1,710,542
Forbo Holding AG, Registered Shares	738	898,555
Nestlé SA, Registered Shares	23,673	1,764,432
Novartis AG, Registered Shares	14,895	1,136,572
Roche Holding AG, Genusschein Shares	9,968	2,519,796
Wizz Air Holdings PLC (a)	44,298	1,216,850
Total		9,246,747
TAIWAN 0.6%
Advanced Semiconductor Engineering, Inc.	197,000	189,560
Cathay Financial Holding Co., Ltd.	394,750	442,037
Cub Elecparts, Inc.	20,240	244,582
Eclat Textile Co., Ltd.	24,710	281,252
eMemory Technology, Inc.	27,000	295,072
Gigasolar Materials Corp.	10,400	172,649
Hota Industrial Manufacturing Co., Ltd.	62,000	296,643
Largan Precision Co., Ltd.	9,000	628,237
Taiwan Paiho., Ltd.	76,000	228,206
Taiwan Semiconductor Manufacturing Co., Ltd.	243,530	1,118,867
Voltronic Power Technology Corp.	7,000	110,198
Total		4,007,303
THAILAND 0.1%
Mega Lifesciences PCL, Foreign Registered Shares	594,500	287,634
Siam Commercial Bank PCL (The), Foreign Registered Shares	47,800	182,166
Srisawad Power 1979 PCL	140,220	169,213
Thai Oil PCL, Foreign Registered Shares	121,600	229,367
Total		868,380

Issuer	Shares	Value

Common Stocks (continued)
TURKEY 0.1%
Akbank TAS	134,199	$412,477
Tupras Turkiye Petrol Rafinerileri AS	6,952	183,490
Total		595,967
UNITED KINGDOM 3.2%
AstraZeneca PLC	20,089	1,152,988
Aviva PLC	216,549	1,368,160
BHP Billiton PLC	74,150	1,010,961
BP PLC, ADR	45,484	1,527,353
Crest Nicholson Holdings PLC	148,890	1,133,439
GlaxoSmithKline PLC	34,655	738,782
GW Pharmaceuticals PLC ADR (a)	2,198	178,082
HSBC Holdings PLC	233,679	1,545,017
Inchcape PLC	73,886	731,420
Intermediate Capital Group PLC	115,422	1,035,505
John Wood Group PLC	200,854	1,832,770
LivaNova PLC (a)	2,950	155,554
Paysafe Group PLC (a)	403,652	2,248,304
Plus500 Ltd.	40,983	352,707
Reckitt Benckiser Group PLC	11,757	1,143,074
Royal Dutch Shell PLC, Class B	151,511	3,953,855
Vodafone Group PLC	224,036	717,552
Total		20,825,523
UNITED STATES 21.8%
Abercrombie & Fitch Co., Class A	2,220	59,341
ACADIA Pharmaceuticals, Inc. (a)	1,745	56,364
Acorda Therapeutics, Inc. (a)	1,980	51,183
Aerie Pharmaceuticals, Inc. (a)	8,082	128,181
Aetna, Inc.	16,363	1,837,074
Air Transport Services Group, Inc. (a)	5,680	80,031
Alder Biopharmaceuticals, Inc. (a)	2,515	66,773
Alexion Pharmaceuticals, Inc. (a)	9,684	1,348,788
Alkermes PLC (a)	3,481	138,370
Alon USA Energy, Inc.	4,875	51,188
Alphabet, Inc., Class A (a)	2,864	2,027,368
Alphabet, Inc., Class C (a)	4,551	3,153,889
Altria Group, Inc.	35,026	2,196,480
AMAG Pharmaceuticals, Inc. (a)	2,250	59,670
Amazon.com, Inc. (a)	4,934	3,254,417
American Eagle Outfitters, Inc.	4,600	65,826
American Equity Investment Life Holding Co.	8,098	113,372
American Tower Corp.	22,220	2,330,434
Amkor Technology, Inc. (a)	27,910	159,366
Anacor Pharmaceuticals, Inc. (a)	1,280	80,307
Analogic Corp.	1,890	149,291
Apollo Residential Mortgage, Inc.	895	12,136

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Applied Industrial Technologies, Inc.	3,540	$162,238
ArcBest Corp.	2,740	52,307
ARIAD Pharmaceuticals, Inc. (a)	4,990	35,828
Arlington Asset Investment Corp., Class A	8,215	106,302
ARMOUR Residential REIT, Inc.	3,080	65,542
Arrowhead Pharmaceuticals, Inc. (a)	32,747	189,605
Ascent Resources, Class B (a)(c)	195,286	1,953
Aspen Technology, Inc. (a)	5,150	195,854
Atwood Oceanics, Inc.	13,420	129,637
AvalonBay Communities, Inc.	11,720	2,071,979
Banc of California, Inc.	8,970	182,539
Bank of New York Mellon Corp. (The)	58,321	2,346,837
BBCN Bancorp, Inc.	8,940	139,643
Benchmark Electronics, Inc. (a)	6,350	123,317
Berkshire Hathaway, Inc., Class B (a)	22,273	3,240,276
Biogen, Inc. (a)	2,974	817,820
BioMarin Pharmaceutical, Inc. (a)	8,000	677,440
BlackRock, Inc.	6,028	2,147,957
Bluebird Bio, Inc. (a)	4,254	188,665
Bob Evans Farms, Inc.	445	20,265
BofI Holding, Inc. (a)	8,450	172,126
Bristol-Myers Squibb Co.	25,898	1,869,318
Cal-Maine Foods, Inc.	3,328	168,929
Cambrex Corp. (a)	951	45,876
Capella Education Co.	1,650	91,262
Carlisle Companies, Inc.	13,904	1,416,818
Carpenter Technology Corp.	1,160	41,076
Cash America International, Inc.	2,675	98,868
Cato Corp. (The), Class A	3,671	134,322
Celgene Corp. (a)	12,047	1,245,780
Central Pacific Financial Corp.	7,425	173,299
Chemtura Corp. (a)	5,145	143,288
Chesapeake Utilities Corp.	2,210	131,539
Children’s Place, Inc. (The)	2,165	168,675
Churchill Downs, Inc.	545	73,128
Cisco Systems, Inc.	146,737	4,033,800
Citigroup, Inc.	61,260	2,835,113
Coach, Inc.	37,978	1,529,374
Cognizant Technology Solutions Corp., Class A (a)	6,809	397,441
Colony Capital, Inc.	1,100	19,448
Comcast Corp., Class A	53,414	3,245,435
Comfort Systems U.S.A., Inc.	750	22,118
Commercial Metals Co.	1,918	34,371
Continental Building Product (a)	7,445	145,996
Cooper Tire & Rubber Co.	4,560	157,502
Coresite Realty Corp.	2,570	192,570

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Cousins Properties, Inc.	3,400	$35,190
Cowen Group, Inc., Class A (a)	14,245	49,644
Cracker Barrel Old Country Store, Inc.	865	126,645
CSG Systems International, Inc.	2,200	97,636
CubeSmart	6,880	203,717
Customers Bancorp, Inc. (a)	5,665	147,177
CVS Health Corp.	31,968	3,212,784
CYS Investments, Inc.	21,420	173,716
Dana Holding Corp.	11,345	146,691
Dean Foods Co.	8,535	147,058
Delta Air Lines, Inc.	40,394	1,683,218
Deluxe Corp.	3,175	199,326
Denny’s Corp. (a)	12,930	127,878
Diamond Resorts International, Inc. (a)	4,420	93,748
Diodes, Inc. (a)	4,415	82,207
DISH Network Corp., Class A (a)	26,924	1,327,084
Dynavax Technologies Corp. (a)	3,930	64,491
EarthLink Holdings Corp.	24,635	143,129
Eastman Chemical Co.	28,241	2,157,048
Edison International	22,840	1,615,016
Electronic Arts, Inc. (a)	24,936	1,542,292
EMCOR Group, Inc.	3,950	191,496
Employers Holdings, Inc.	2,460	73,062
EnerSys	2,886	168,456
Entegris, Inc. (a)	2,550	33,890
EOG Resources, Inc.	22,168	1,831,520
Exxon Mobil Corp.	46,400	4,101,760
Facebook, Inc., Class A (a)	28,759	3,381,483
First BanCorp (a)	7,615	29,699
First NBC Bank Holding Co. (a)	4,815	104,678
Flagstar Bancorp, Inc. (a)	6,250	147,938
Flex Pharma, Inc. (a)	41,769	457,788
Foot Locker, Inc.	23,670	1,454,285
Gaming and Leisure Properties, Inc.	693	22,715
General Cable Corp.	9,200	143,888
General Communication, Inc., Class A (a)	6,980	117,962
Gigamon, Inc. (a)	5,115	166,698
Global Brass & Copper Holdings, Inc.	4,010	108,671
Gray Television, Inc. (a)	2,325	29,876
Guess?, Inc.	1,010	18,534
Hawaiian Holdings, Inc. (a)	3,575	150,400
Headwaters, Inc. (a)	1,200	24,012
Heritage Insurance Holdings, Inc.	7,760	103,130
Hersha Hospitality Trust	6,940	133,873
Hilltop Holdings, Inc. (a)	1,615	32,074
Home Depot, Inc. (The)	28,529	3,819,748

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
HomeStreet, Inc. (a)	3,645	$78,550
Honeywell International, Inc.	18,350	2,096,854
IDACORP, Inc.	2,220	161,461
INC Research Holdings, Inc. Class A (a)	3,321	159,840
Incyte Corp. (a)	1,371	99,082
Infinity Pharmaceuticals, Inc. (a)	7,880	45,704
Ingles Markets, Inc., Class A	225	8,116
Innophos Holdings, Inc.	1,575	58,212
Innospec, Inc.	3,075	148,707
Insight Enterprises, Inc. (a)	2,910	71,906
Insmed, Inc. (a)	15,798	191,946
Insys Therapeutics, Inc. (a)	2,515	36,442
Interface, Inc.	2,125	36,168
International Bancshares Corp.	5,210	136,450
InvenSense, Inc. (a)	16,545	127,066
Invesco Ltd.	50,110	1,553,911
Isle of Capri Casinos, Inc. (a)	7,295	108,696
j2 Global, Inc.	1,590	100,997
JPMorgan Chase & Co.	62,006	3,918,779
KCG Holdings, Inc., Class A (a)	9,020	123,574
Keryx Biopharmaceuticals, Inc. (a)	14,220	77,357
Laboratory Corp. of America Holdings (a)	14,395	1,803,981
Lam Research Corp.	27,915	2,132,706
Lockheed Martin Corp.	8,648	2,009,622
LogMeIn, Inc. (a)	2,535	151,339
Luxoft Holding, Inc. (a)	4,424	255,751
Mack-Cali Realty Corp.	7,500	191,700
Magellan Health, Inc. (a)	2,003	141,131
Maiden Holdings Ltd.	10,875	133,001
Masimo Corp. (a)	595	25,793
MasterCard, Inc., Class A	24,236	2,350,650
Materion Corp.	2,785	80,737
Matson, Inc.	4,005	155,714
Mentor Graphics Corp.	7,625	152,195
Merit Medical Systems, Inc. (a)	7,600	153,900
MGIC Investment Corp. (a)	23,485	169,797
Microsoft Corp. (e)	92,711	4,623,498
Molina Healthcare, Inc. (a)	2,991	154,814
Moog, Inc., Class A (a)	1,225	59,854
Movado Group, Inc.	5,290	149,231
MRC Global, Inc. (a)	11,340	158,533
MTS Systems Corp.	785	44,133
Mueller Industries, Inc.	5,290	166,952
Multi-fineline Electronix In (a)	1,885	43,355
Nelnet, Inc., Class A	4,095	171,621
NETGEAR, Inc. (a)	3,920	166,208

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Neurocrine Biosciences, Inc. (a)	1,695	$77,258
NeuStar, Inc., Class A (a)	6,535	153,507
New York Times Co. (The), Class A	1,590	20,384
Nexstar Broadcasting Group, Inc., Class A	3,060	157,070
Northrop Grumman Corp.	7,527	1,552,519
Northwest Natural Gas Co.	815	42,005
Novavax, Inc. (a)	49,058	257,064
Oil States International, Inc. (a)	425	14,722
Orthofix International NV (a)	3,760	164,538
Outerwall, Inc.	4,110	169,784
Owens & Minor, Inc.	3,871	140,866
Oxford Industries, Inc.	2,230	148,117
Palo Alto Networks, Inc. (a)	8,590	1,295,973
Papa John’s International, Inc.	120	6,791
PAREXEL International Corp. (a)	838	51,202
PDC Energy, Inc. (a)	3,245	203,754
PepsiCo, Inc.	29,829	3,071,194
PetMed Express, Inc.	6,430	117,669
PG&E Corp.	26,504	1,542,533
Philip Morris International, Inc.	28,854	2,831,154
Pier 1 Imports, Inc.	10,920	75,239
Pinnacle Entertainment, Inc. (a)	815	8,998
Plantronics, Inc.	1,245	47,870
Portland General Electric Co.	1,355	53,821
Pra Health Sciences, Inc. (a)	3,312	157,154
PS Business Parks, Inc.	1,551	148,524
Public Storage	6,429	1,573,883
Puma Biotechnology, Inc. (a)	1,926	59,109
QTS Realty Trust Inc., Class A	1,535	74,325
Quad/Graphics, Inc.	9,075	113,891
Quotient Ltd. (a)	57,777	615,903
Radian Group, Inc.	9,780	125,086
RealPage, Inc. (a)	4,000	87,960
RetailMeNot, Inc. (a)	16,905	142,509
REX American Resources Corp. (a)	2,817	153,160
RLJ Lodging Trust	2,580	54,361
RPX Corp. (a)	12,415	137,558
Ruth’s Hospitality Group, Inc.	6,355	100,917
Ryman Hospitality Properties, Inc.	3,395	174,944
Salesforce.com, Inc. (a)	24,290	1,841,182
Sanderson Farms, Inc.	1,955	179,352
Sanmina Corp. (a)	1,965	46,472
Schlumberger Ltd.	18,174	1,460,099
Shenandoah Telecommunications Co.	3,405	97,689
Silicon Laboratories, Inc. (a)	600	28,080
SJW Corp.	3,375	116,134
Smith & Wesson Holding Corp. (a)	3,800	82,954

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Southwest Gas Corp.	2,850	$184,993
Sovran Self Storage, Inc.	1,795	190,665
Spark Therapeutics, Inc. (a)	2,445	87,751
SpartanNash Co.	1,240	34,348
Steelcase, Inc., Class A	1,230	18,770
Stillwater Mining Co. (a)	40,445	493,429
STORE Capital Corp.	6,090	156,330
Sturm Ruger & Co., Inc.	2,410	154,312
Sucampo Pharmaceuticals, Inc., Class A (a)	6,330	68,237
Summit Hotel Properties, Inc.	12,850	146,490
Sunstone Hotel Investors, Inc.	4,754	60,899
Supernus Pharmaceuticals, Inc. (a)	5,280	90,605
SUPERVALU, Inc. (a)	23,485	118,130
Sykes Enterprises, Inc. (a)	4,750	138,463
Synaptics, Inc. (a)	2,149	153,761
SYNNEX Corp.	1,900	156,883
Syntel, Inc. (a)	275	11,696
SYSCO Corp.	38,760	1,785,673
Take-Two Interactive Software, Inc. (a)	1,250	42,725
Tech Data Corp. (a)	2,545	174,816
Tenneco, Inc. (a)	965	51,435
TESARO, Inc. (a)	3,492	144,708
Tetra Tech, Inc.	3,865	113,631
Thermo Fisher Scientific, Inc.	18,053	2,604,145
TJX Companies, Inc. (The)	28,795	2,183,237
Trinseo SA (a)	2,715	116,175
Triple-S Management Corp., Class B (a)	5,575	145,173
Ultragenyx Pharmaceutical, Inc. (a)	4,313	291,645
United Parcel Service, Inc., Class B	17,634	1,852,804
United Technologies Corp.	19,580	2,043,565
Universal Display Corp. (a)	5,431	316,682
Universal Forest Products, Inc.	1,550	118,808
Universal Insurance Holdings, Inc.	8,263	145,511
US Concrete, Inc. (a)	2,474	152,794
Usana Health Sciences, Inc. (a)	935	110,741
VASCO Data Security International, Inc. (a)	3,900	67,587
Vertex Pharmaceuticals, Inc. (a)	10,225	862,376
Wabash National Corp. (a)	12,965	184,751
Walker & Dunlop, Inc. (a)	5,955	131,308
Washington Federal, Inc.	7,405	179,867
Web.com Group, Inc. (a)	7,740	154,723
WellCare Health Plans, Inc. (a)	1,440	129,586
West Corp.	647	13,865
Western Refining, Inc.	1,925	51,513
WGL Holdings, Inc.	910	61,780

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Xcerra Corp. (a)	12,937	$76,328
Xylem, Inc.	33,577	1,402,847
Zagg, Inc. (a)	7,310	58,553
Total		141,923,082
Total Common Stocks (Cost: $287,751,288)		$299,967,361

Preferred Stocks 0.2%
GERMANY 0.1%
Henkel AG & Co. KGaA	6,601	$753,429
SOUTH KOREA 0.1%
Samsung Electronics Co., Ltd.	240	$219,189
Total Preferred Stocks (Cost: $958,911)		$972,618

Convertible Preferred Stocks 0.5%
UNITED STATES 0.5%
Hess Corp., 8.000%	23,400	1,778,868
Tyson Foods, Inc., 4.750%	18,800	1,371,272
Total		3,150,140
Total Convertible Preferred Stocks (Cost: $2,326,568)		$3,150,140

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 15.4%
AUSTRALIA 0.1%
Woodside Finance Ltd. (d)
03/05/25	3.650%	1,000,000	$944,195
BRAZIL 0.1%
Vale Overseas Ltd.
11/21/36	6.875%	500,000	448,750
CANADA 1.2%
BC ULC/New Red Finance, Inc. (d)
01/15/22	4.625%	151,000	154,775
04/01/22	6.000%	59,000	60,918
Barrick Gold Corp.
04/01/42	5.250%	1,000,000	976,430
Canadian Natural Resources Ltd.
11/15/21	3.450%	750,000	728,155

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
CANADA (CONTINUED)
Cenovus Energy, Inc.
09/15/42	4.450%	$1,250,000	$967,919
Concordia Healthcare Corp. (d)
04/15/23	7.000%	35,000	32,463
EnCana Corp.
11/15/21	3.900%	1,000,000	915,000
Glencore Finance Canada Ltd. (d)(f)
10/25/42	5.550%	1,750,000	1,435,000
MDC Partners, Inc. (d)
05/01/24	6.500%	277,000	286,861
Quebecor Media, Inc.
01/15/23	5.750%	96,000	99,360
Rogers Communications, Inc.
12/15/25	3.625%	470,000	497,943
Teck Resources Ltd.
02/01/43	5.400%	1,000,000	710,000
TransAlta Corp.
06/03/17	1.900%	500,000	491,779
Valeant Pharmaceuticals International, Inc. (d)
03/01/23	5.500%	35,000	29,750
05/15/23	5.875%	108,000	90,450
04/15/25	6.125%	384,000	320,786
Videotron Ltd.
07/15/22	5.000%	191,000	198,162
Total			7,995,751

FRANCE 0.1%
Numericable-SFR SA (d)
05/15/22	6.000%	196,000	196,255
05/01/26	7.375%	218,000	221,270
Total			417,525

GERMANY 0.2%
Deutsche Bank AG
08/20/20	2.950%	750,000	752,248
Unitymedia Hessen GmbH & Co. KG NRW (d)
01/15/25	5.000%	312,000	313,560
Total			1,065,808

IRELAND 0.3%
AerCap Ireland Capital Ltd./Global Aviation Trust
10/30/20	4.625%	75,000	78,000
05/15/21	4.500%	851,000	878,657
10/01/21	5.000%	417,000	439,935
Allegion PLC
09/15/23	5.875%	32,000	33,920
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc. (d)(g)
05/15/24	7.250%	53,000	53,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
IRELAND (CONTINUED)
Ardagh Packaging Finance PLC/Holdings USA, Inc. (d)
01/31/21	6.750%	$76,000	$76,190
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	189,000	194,670
Total			1,754,372

ITALY —%
Telecom Italia SpA (d)
05/30/24	5.303%	176,000	184,360
Wind Acquisition Finance SA (d)
07/15/20	4.750%	104,000	99,268
04/23/21	7.375%	45,000	40,050
Total			323,678

LUXEMBOURG —%
ArcelorMittal (f)
08/05/20	6.250%	31,000	31,775
INEOS Group Holdings SA (d)
08/15/18	6.125%	11,000	11,138
02/15/19	5.875%	71,000	72,065
Intelsat Jackson Holdings SA
10/15/20	7.250%	109,000	79,570
Total			194,548

NETHERLANDS 0.1%
NXP BV/Funding LLC (d)
06/01/18	3.750%	130,000	133,087
06/15/22	4.625%	51,000	52,913
03/15/23	5.750%	35,000	37,013
Playa Resorts Holding BV (d)
08/15/20	8.000%	123,000	123,922
Schaeffler Finance BV (d)
05/15/21	4.250%	152,000	156,180
Schaeffler Holding Finance BV PIK (d)
08/15/18	6.875%	77,832	80,167
Sensata Technologies BV (d)
10/01/25	5.000%	96,000	96,480
Total			679,762

UNITED KINGDOM 0.5%
Barclays PLC
01/12/26	4.375%	1,000,000	1,010,650
Intelsat Jackson Holdings SA
04/01/21	7.500%	8,000	5,700
Lloyds Banking Group PLC Subordinated
03/24/26	4.650%	575,000	583,971
Royal Bank of Scotland Group PLC

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED KINGDOM (CONTINUED)
04/05/26	4.800%	$1,000,000	$1,018,940
Subordinated
05/28/24	5.125%	59,000	57,750
Virgin Media Finance PLC (d)
01/15/25	5.750%	134,000	135,005
Virgin Media Secured Finance PLC (d)
01/15/26	5.250%	251,000	251,723
Total			3,063,739

UNITED STATES 12.8%
21st Century Fox America, Inc.
10/15/45	4.950%	1,000,000	1,109,075
AES Corp. (The)
07/01/21	7.375%	87,000	99,832
AMC Entertainment, Inc.
06/15/25	5.750%	52,000	53,300
AMC Networks, Inc.
12/15/22	4.750%	61,000	61,458
04/01/24	5.000%	58,000	58,073
APX Group, Inc.
12/01/19	6.375%	145,000	145,000
12/01/20	8.750%	73,000	68,438
AT&T, Inc.
02/17/23	3.600%	1,000,000	1,043,445
02/17/26	4.125%	610,000	654,523
06/15/44	4.800%	500,000	503,380
02/15/47	5.650%	1,000,000	1,126,547
Acadia Healthcare Co., Inc.
07/01/22	5.125%	17,000	17,234
02/15/23	5.625%	22,000	22,495
Acadia Healthcare Co., Inc. (d)
03/01/24	6.500%	77,000	81,235
Activision Blizzard, Inc. (d)
09/15/21	5.625%	360,000	378,900
Aircastle Ltd.
03/15/21	5.125%	86,000	90,945
02/15/22	5.500%	31,000	32,976
04/01/23	5.000%	15,000	15,272
Alabama Power Co.
01/02/46	4.300%	415,000	456,661
Alere, Inc. (d)
07/01/23	6.375%	46,000	46,920
Allegion US Holding Co., Inc.
10/01/21	5.750%	59,000	61,655
Alliance Data Systems Corp. (d)
04/01/20	6.375%	244,000	250,710
08/01/22	5.375%	78,000	75,075
Alliant Holdings I LP (d)
08/01/23	8.250%	6,000	5,970
Ally Financial, Inc.
02/13/22	4.125%	103,000	104,545
05/19/22	4.625%	381,000	390,525

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
09/30/24	5.125%	$32,000	$33,520
03/30/25	4.625%	127,000	128,270
Subordinated
11/20/25	5.750%	264,000	267,300
Altice U.S. Finance I Corp. (d)
05/15/26	5.500%	163,000	164,630
Altice US Finance I Corp. (d)
07/15/23	5.375%	118,000	120,484
American Axle & Manufacturing, Inc.
02/15/19	5.125%	85,000	87,337
American Builders & Contractors Supply Co., Inc. (d)
04/15/21	5.625%	84,000	86,940
12/15/23	5.750%	140,000	146,300
American International Group, Inc.
03/01/21	3.300%	365,000	376,291
07/10/25	3.750%	680,000	689,062
Amsurg Corp.
07/15/22	5.625%	114,000	116,992
Anadarko Petroleum Corp.
09/15/17	6.375%	95,000	100,889
03/15/26	5.550%	295,000	316,202
Ancestry.com, Inc. Junior Subordinated
12/15/20	11.000%	65,000	70,850
Angus Chemical Co. (d)
02/15/23	8.750%	57,000	54,293
Anheuser-Busch InBev Finance, Inc.
02/01/23	3.300%	1,275,000	1,328,795
02/01/36	4.700%	1,240,000	1,356,105
Antero Resources Corp.
12/01/22	5.125%	173,000	166,080
Apple, Inc.
02/23/46	4.650%	850,000	933,444
Aramark Services, Inc.
03/15/20	5.750%	60,000	61,950
01/15/24	5.125%	132,000	139,590
ArcelorMittal (f)
03/01/21	6.500%	199,000	203,477
Arizona Public Service Co.
11/15/45	4.350%	135,000	149,682
Asbury Automotive Group, Inc.
12/15/24	6.000%	58,000	59,885
Ashland, Inc.
04/15/18	3.875%	150,000	154,125
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (d)
05/01/21	7.375%	88,000	93,060
BAE Systems Holdings, Inc. (d)
12/15/25	3.850%	1,000,000	1,039,387
Ball Corp.
12/15/20	4.375%	187,000	194,480

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
Beacon Roofing Supply, Inc.
10/01/23	6.375%	$112,000	$119,000
Berry Plastics Corp.
05/15/22	5.500%	155,000	159,941
07/15/23	5.125%	80,000	80,800
Berry Plastics Corp. (d)
10/15/22	6.000%	48,000	50,160
Boston Properties LP
02/01/26	3.650%	725,000	759,129
Boyd Gaming Corp.
05/15/23	6.875%	94,000	97,525
Boyd Gaming Corp. (d)
04/01/26	6.375%	40,000	40,900
CB Richard Ellis Services, Inc.
03/15/25	5.250%	100,000	104,053
CBRE Services, Inc.
03/15/23	5.000%	94,000	96,975
CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	40,000	41,300
CCO Holdings LLC/Capital Corp. (d)
05/01/23	5.125%	10,000	10,200
04/01/24	5.875%	54,000	56,565
05/01/25	5.375%	309,000	316,339
05/01/26	5.500%	22,000	22,440
05/01/27	5.875%	30,000	30,750
CCOH Safari LLC (d)
02/15/26	5.750%	125,000	129,062
CHS/Community Health Systems, Inc.
08/01/21	5.125%	116,000	116,338
02/01/22	6.875%	197,000	178,285
CIT Group, Inc.
03/15/18	5.250%	123,000	126,844
08/01/23	5.000%	160,000	166,400
CIT Group, Inc. (d)
02/15/19	5.500%	119,000	124,652
CMS Energy Corp.
11/15/25	3.600%	95,000	99,593
CSC Holdings LLC
02/15/19	8.625%	101,000	112,110
06/01/24	5.250%	68,000	61,880
CSX Corp.
03/15/18	6.250%	500,000	542,817
Cable One, Inc. (d)
06/15/22	5.750%	28,000	28,770
CalAtlantic Group, Inc.
12/15/21	6.250%	77,000	82,582
11/15/24	5.875%	128,000	135,360
Calpine Corp. (d)
01/15/22	6.000%	58,000	61,263
Capsugel SA PIK (d)
05/15/19	7.000%	15,000	15,113

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	$252,000	$241,920
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/24	5.375%	56,000	58,450
Celanese U.S. Holdings LLC
06/15/21	5.875%	181,000	195,027
Centene Corp.
05/15/22	4.750%	117,000	119,779
Centene Corp. (d)
02/15/24	6.125%	145,000	152,975
CenturyLink, Inc.
06/15/21	6.450%	157,000	160,140
03/15/22	5.800%	25,000	24,688
12/01/23	6.750%	35,000	34,475
04/01/24	7.500%	61,000	61,153
Cequel Communications Holdings I LLC/Capital Corp. (d)
09/15/20	6.375%	47,000	48,118
12/15/21	5.125%	36,000	33,930
12/15/21	5.125%	150,000	141,375
07/15/25	7.750%	33,000	33,495
Change Healthcare Holdings, Inc. (d)
02/15/21	6.000%	103,000	104,030
Chemours Co. LLC (The) (d)
05/15/23	6.625%	145,000	126,875
05/15/25	7.000%	98,000	85,015
Choice Hotels International, Inc.
07/01/22	5.750%	106,000	113,950
Columbia Pipeline Group, Inc. (d)
06/01/45	5.800%	1,000,000	1,054,358
Concho Resources, Inc.
10/01/22	5.500%	407,000	410,561
ConocoPhillips Co.
11/15/21	2.875%	1,000,000	1,002,377
Constellation Brands, Inc.
11/15/19	3.875%	62,000	65,255
11/15/24	4.750%	180,000	190,800
12/01/25	4.750%	73,000	77,471
Continental Resources, Inc.
04/15/23	4.500%	108,000	96,457
ConvaTec Finance International SA Junior Subordinated PIK (d)
01/15/19	8.250%	40,000	40,100
Corrections Corp. of America
10/15/22	5.000%	25,000	26,094
CrownRock LP/Finance, Inc. (d)
02/15/23	7.750%	177,000	180,540
CyrusOne LP/Finance Corp.
11/15/22	6.375%	92,000	97,117
D.R. Horton, Inc.
02/15/20	4.000%	37,000	38,388
09/15/22	4.375%	26,000	26,455

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
DISH DBS Corp.
06/01/21	6.750%	$196,000	$201,921
07/15/22	5.875%	172,000	167,270
11/15/24	5.875%	26,000	24,401
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	243,000	254,542
07/15/24	5.125%	31,000	31,549
Diamondback Energy, Inc.
10/01/21	7.625%	17,000	18,126
DigitalGlobe, Inc. (d)
02/01/21	5.250%	62,000	56,033
Dollar Tree, Inc. (d)
03/01/23	5.750%	128,000	136,678
Dominion Resources, Inc.
10/01/25	3.900%	65,000	68,378
Dow Chemical Co. (The)
11/15/41	5.250%	1,000,000	1,094,652
E*TRADE Financial Corp.
11/15/22	5.375%	141,000	149,673
09/15/23	4.625%	220,000	222,684
ERAC U.S.A. Finance LLC (d)
11/01/25	3.800%	640,000	667,968
Eco Services Operations LLC/Finance Corp. (d)
11/01/22	8.500%	83,000	80,095
Endo Finance LLC/Finco, Inc. (d)
02/01/25	6.000%	230,000	219,650
Energy Transfer Equity LP
06/01/27	5.500%	174,000	149,339
Energy Transfer Partners LP
03/15/45	5.150%	1,250,000	1,063,364
Entegris, Inc. (d)
04/01/22	6.000%	128,000	131,840
Equinix, Inc.
01/01/22	5.375%	76,000	79,420
04/01/23	5.375%	128,000	133,760
01/15/26	5.875%	82,000	86,766
ExamWorks Group, Inc.
04/15/23	5.625%	26,000	27,885
Express Scripts Holding Co.
02/25/21	3.300%	225,000	232,181
02/25/26	4.500%	750,000	803,653
Exxon Mobil Corp.
03/01/46	4.114%	610,000	649,871
First Data Corp. (d)
11/01/20	6.750%	122,000	128,405
08/15/23	5.375%	186,000	192,277
12/01/23	7.000%	166,000	170,565
01/15/24	5.750%	385,000	390,775
FirstEnergy Solutions Corp.
08/15/39	6.800%	500,000	498,018

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
FirstEnergy Transmission LLC (d)
07/15/44	5.450%	$500,000	$536,947
Ford Motor Credit Co. LLC
01/08/19	2.943%	1,090,000	1,116,553
Freeport-McMoRan, Inc.
03/01/22	3.550%	31,000	25,885
11/14/24	4.550%	44,000	37,015
Fresenius Medical Care U.S. Finance II, Inc. (d)
01/31/22	5.875%	262,000	288,200
10/15/24	4.750%	14,000	14,525
Frontier Communications Corp.
07/01/21	9.250%	101,000	105,292
01/15/25	6.875%	82,000	68,265
Frontier Communications Corp. (d)
09/15/20	8.875%	87,000	92,111
09/15/22	10.500%	48,000	49,386
09/15/25	11.000%	345,000	348,450
GLP Capital LP/Financing II, Inc.
11/01/18	4.375%	190,000	195,700
11/01/23	5.375%	64,000	66,640
04/15/26	5.375%	41,000	42,743
General Motors Co.
10/02/43	6.250%	250,000	281,742
04/01/45	5.200%	500,000	499,228
04/01/46	6.750%	255,000	307,727
Goldman Sachs Group, Inc. (The)
02/25/21	2.875%	1,500,000	1,524,078
Group 1 Automotive, Inc.
06/01/22	5.000%	28,000	27,720
Group 1 Automotive, Inc. (d)
12/15/23	5.250%	31,000	30,845
HCA Holdings, Inc. Junior Subordinated
02/15/21	6.250%	302,000	328,123
HCA, Inc.
03/15/22	5.875%	88,000	96,140
03/15/24	5.000%	100,000	103,500
02/01/25	5.375%	303,000	309,817
04/15/25	5.250%	80,000	82,800
HCA, Inc
06/15/26	5.250%	46,000	47,783
HD Supply, Inc.
07/15/20	7.500%	183,000	194,209
HD Supply, Inc. (d)
12/15/21	5.250%	122,000	128,100
04/15/24	5.750%	82,000	85,997
HUB International Ltd. (d)
02/15/21	9.250%	27,000	28,148
10/01/21	7.875%	326,000	319,480
Halliburton Co.
08/01/43	4.750%	500,000	495,729
11/15/45	5.000%	575,000	589,041
HealthSouth Corp.
11/01/24	5.750%	23,000	23,748

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
Healthsouth Corp.
09/15/25	5.750%	$14,000	$14,483
Hertz Corp. (The)
01/15/21	7.375%	11,000	11,344
10/15/22	6.250%	21,000	21,147
Hess Corp.
08/15/31	7.300%	750,000	822,090
Hewlett Packard Enterprise Co. (d)
10/15/45	6.350%	1,250,000	1,246,259
Hiland Partners Holdings LLC/Finance Corp. (d)
10/01/20	7.250%	98,000	102,532
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	180,000	187,479
Hologic, Inc. (d)
07/15/22	5.250%	72,000	75,420
Hub Holdings LLC/Finance, Inc. PIK (d)
07/15/19	8.125%	15,000	13,950
Hughes Satellite Systems Corp.
06/15/19	6.500%	50,000	55,063
Huntington Ingalls Industries, Inc. (d)
12/15/21	5.000%	130,000	136,257
11/15/25	5.000%	14,000	14,718
Huntsman International LLC
11/15/22	5.125%	43,000	43,215
IHS, Inc.
11/01/22	5.000%	186,000	194,370
IMS Health, Inc. (d)
11/01/20	6.000%	107,000	109,675
Icahn Enterprises LP/Finance Corp.
02/01/22	5.875%	60,000	57,225
Indiana Michigan Power Co.
03/15/46	4.550%	1,500,000	1,581,190
Infor US, Inc. (d)
08/15/20	5.750%	15,000	15,806
International Game Technology PLC (d)
02/15/22	6.250%	91,000	92,611
02/15/25	6.500%	105,000	106,312
International Lease Finance Corp.
05/15/19	6.250%	138,000	149,730
12/15/20	8.250%	159,000	187,819
Interval Acquisition Corp. (d)
04/15/23	5.625%	190,000	193,800
Iron Mountain, Inc. (d)
10/01/20	6.000%	100,000	105,750
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (d)
08/01/23	6.375%	174,000	180,786
Kellogg Co.
04/01/46	4.500%	1,500,000	1,583,050

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
Kinder Morgan Energy Partners LP
02/15/18	5.950%	$108,000	$113,591
11/01/42	4.700%	750,000	614,503
Kinder Morgan, Inc.
09/15/20	6.500%	166,000	180,717
Kinetic Concepts, Inc./KCI U.S.A., Inc. (d)
02/15/21	7.875%	18,000	19,463
L Brands, Inc.
04/01/21	6.625%	172,000	195,650
L-3 Communications Corp.
05/28/24	3.950%	1,250,000	1,261,082
LTF Merger Sub, Inc. (d)
06/15/23	8.500%	79,000	77,617
Lamar Media Corp. (d)
02/01/26	5.750%	28,000	29,610
Laredo Petroleum, Inc.
01/15/22	5.625%	70,000	64,400
05/01/22	7.375%	115,000	112,700
03/15/23	6.250%	278,000	259,235
Lennar Corp.
11/15/19	4.500%	148,000	153,642
Level 3 Communications, Inc.
12/01/22	5.750%	50,000	51,401
Level 3 Financing, Inc.
01/15/21	6.125%	88,000	92,180
08/15/22	5.375%	204,000	208,590
Level 3 Financing, Inc. (d)
01/15/24	5.375%	15,000	15,225
03/15/26	5.250%	42,000	42,630
LifePoint Health, Inc.
12/01/21	5.500%	150,000	156,000
Lockheed Martin Corp.
05/15/36	4.500%	460,000	510,501
05/15/46	4.700%	315,000	362,201
Loews Corp.
04/01/26	3.750%	195,000	201,908
MEDNAX, Inc. (d)
12/01/23	5.250%	182,000	188,370
MGM Resorts International
03/01/18	11.375%	140,000	161,000
10/01/20	6.750%	48,000	51,240
03/15/23	6.000%	154,000	159,967
MGP Escrow Issuer LLC/Co-Issuer, Inc. (d)
05/01/24	5.625%	41,000	42,743
MPH Acquisition Holdings LLC (d)
04/01/22	6.625%	132,000	137,940
MPLX LP (d)
02/15/23	5.500%	200,000	199,489
07/15/23	4.500%	38,000	36,892
12/01/24	4.875%	162,000	157,897
MSCI, Inc. (d)
11/15/24	5.250%	110,000	114,950

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
08/15/25	5.750%	$73,000	$77,654
Macys Retail Holdings, Inc.
01/15/21	3.450%	775,000	796,974
Mallinckrodt International Finance SA/CB LLC (d)
10/15/23	5.625%	54,000	50,625
04/15/25	5.500%	22,000	19,855
Manitowoc Foodservice, Inc. (d)
02/15/24	9.500%	45,000	49,725
Marathon Petroleum Corp.
12/15/45	5.850%	1,000,000	944,081
Masco Corp.
04/01/21	3.500%	23,000	23,345
McDonald’s Corp.
12/09/45	4.875%	805,000	909,696
Meritage Homes Corp.
04/01/22	7.000%	253,000	271,342
MetLife, Inc.
05/13/46	4.600%	250,000	263,063
MetLife, Inc. (f)
Junior Subordinated
12/31/49	5.250%	750,000	730,275
Microsemi Corp. (d)
04/15/23	9.125%	78,000	85,800
Molina Healthcare, Inc. (d)
11/15/22	5.375%	186,000	192,045
Murphy Oil Corp. (f)
12/01/17	2.500%	250,000	246,456
12/01/22	3.700%	500,000	439,695
NCR Corp.
12/15/21	5.875%	47,000	48,528
NRG Energy, Inc.
07/15/22	6.250%	115,000	112,737
05/01/24	6.250%	27,000	26,325
NRG Yield Operating LLC
08/15/24	5.375%	206,000	193,640
National Financial Partners Corp. (d)
07/15/21	9.000%	18,000	17,910
Navient Corp.
03/25/20	8.000%	13,000	13,650
10/26/20	5.000%	30,000	28,650
01/25/22	7.250%	33,000	32,505
03/25/24	6.125%	47,000	42,089
10/25/24	5.875%	92,000	80,730
Neptune Finco Corp. (d)
01/15/23	10.125%	256,000	280,960
10/15/25	6.625%	104,000	112,190
10/15/25	10.875%	57,000	63,413
Netflix, Inc.
02/15/22	5.500%	212,000	221,540
02/15/25	5.875%	186,000	194,928
Newfield Exploration Co.
07/01/24	5.625%	83,000	84,452

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
Nielsen Finance LLC/Co.
10/01/20	4.500%	$74,000	$76,035
Nielsen Finance LLC/Co. (d)
04/15/22	5.000%	25,000	25,500
Noble Holding International Ltd.
03/15/42	5.250%	750,000	465,000
Noble Holding International Ltd. (f)
04/01/45	7.950%	675,000	486,000
Nortek, Inc.
04/15/21	8.500%	91,000	94,640
OneMain Financial Holdings LLC (d)
12/15/19	6.750%	28,000	28,700
12/15/21	7.250%	130,000	135,200
Outfront Media Capital LLC/Corp.
02/15/22	5.250%	31,000	32,008
03/15/25	5.875%	144,000	150,480
PQ Corp. (d)(g)
11/15/22	6.750%	99,000	102,217
Parsley Energy LLC/Finance Corp. (d)
02/15/22	7.500%	147,000	155,452
Penn National Gaming, Inc.
11/01/21	5.875%	18,000	18,405
Penske Automotive Group, Inc.
12/01/24	5.375%	87,000	87,652
Pinnacle Entertainment, Inc. (d)
05/01/24	5.625%	33,000	32,959
Pinnacle Foods Finance LLC/Corp. (d)
01/15/24	5.875%	108,000	114,210
Plains All American Pipeline LP/Finance Corp. Senior Unsecured
01/31/43	4.300%	1,250,000	930,431
Plastipak Holdings, Inc. (d)
10/01/21	6.500%	156,000	158,340
Platform Specialty Products Corp. (d)
05/01/21	10.375%	45,000	45,000
Ply Gem Industries, Inc.
02/01/22	6.500%	2,000	1,985
Post Holdings, Inc.
02/15/22	7.375%	16,000	16,860
Post Holdings, Inc. (d)
12/15/22	6.000%	70,000	71,881
03/15/24	7.750%	126,000	137,025
Prestige Brands, Inc. (d)
03/01/24	6.375%	110,000	115,500
Procter & Gamble Co. (The)
02/02/21	1.850%	310,000	315,489
Provident Funding Associates LP/Finance Corp. (d)
06/15/21	6.750%	194,000	183,815
Qualitytech LP/Finance Corp.
08/01/22	5.875%	39,000	39,975

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
Quicken Loans, Inc. (d)
05/01/25	5.750%	$63,000	$59,220
Quintiles Transnational Corp. (d)
05/15/23	4.875%	52,000	53,235
RHP Hotel Properties LP/Finance Corp.
04/15/23	5.000%	75,000	77,063
RSI Home Products, Inc. (d)
03/15/23	6.500%	75,000	78,000
RSP Permian, Inc.
10/01/22	6.625%	211,000	217,857
Range Resources Corp.
05/15/25	4.875%	63,000	58,354
Regions Financial Corp.
02/08/21	3.200%	1,500,000	1,512,727
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	221,000	229,287
02/15/21	6.875%	157,000	163,084
Reynolds Group Issuer, Inc./LLC (f)
02/15/21	8.250%	78,000	80,730
Rite Aid Corp.
03/15/20	9.250%	49,000	51,950
Rite Aid Corp. (d)
04/01/23	6.125%	125,000	133,204
Riverbed Technology, Inc. (d)
03/01/23	8.875%	83,000	83,622
SBA Telecommunications, Inc.
07/15/20	5.750%	216,000	223,020
Sabine Pass Liquefaction LLC
03/01/25	5.625%	141,000	137,475
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	128,000	134,080
12/01/25	5.625%	19,000	20,283
Scientific Games International, Inc.
12/01/22	10.000%	122,000	100,833
Scientific Games International, Inc. (d)
01/01/22	7.000%	159,000	162,081
Scotts Miracle-Gro Co. (The) (d)
10/15/23	6.000%	181,000	191,407
Sempra Energy
11/15/20	2.850%	330,000	337,925
10/15/39	6.000%	500,000	607,380
Serta Simmons Bedding LLC (d)
10/01/20	8.125%	180,000	189,000
Signode Industrial Group Luxembourg SA/US, Inc. (d)
05/01/22	6.375%	25,000	24,375
Sirius XM Radio, Inc. (d)
04/15/25	5.375%	116,000	118,320
Solera LLC/Finance, Inc. (d)
03/01/24	10.500%	59,000	61,803
Spectrum Brands, Inc.
11/15/22	6.625%	178,000	192,240

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
12/15/24	6.125%	$211,000	$225,506
07/15/25	5.750%	55,000	58,336
Springleaf Finance Corp.
06/01/20	6.000%	36,000	34,470
12/15/20	8.250%	110,000	113,437
10/01/21	7.750%	90,000	88,875
Springs Industries, Inc.
06/01/21	6.250%	56,000	56,980
Sprint Communications, Inc.
11/15/22	6.000%	115,000	84,584
Sprint Communications, Inc. (d)
03/01/20	7.000%	446,000	457,707
Sprint Corp.
09/15/21	7.250%	130,000	104,975
06/15/24	7.125%	132,000	99,000
02/15/25	7.625%	25,000	18,844
Standard Industries, Inc. (d)
10/15/25	6.000%	76,000	81,795
Sterigenics-Nordion Holdings LLC (d)
05/15/23	6.500%	100,000	101,500
Surgical Care Affiliates, Inc. (d)
04/01/23	6.000%	27,000	27,270
Synchrony Financial
01/15/19	2.600%	490,000	493,550
07/23/25	4.500%	500,000	518,817
T-Mobile USA, Inc.
04/28/21	6.633%	174,000	183,352
01/15/22	6.125%	34,000	35,764
03/01/23	6.000%	303,000	318,150
01/15/24	6.500%	23,000	24,495
03/01/25	6.375%	16,000	16,800
01/15/26	6.500%	122,000	129,320
Targa Resources Partners LP/Finance Corp.
01/15/18	5.000%	51,000	51,287
11/15/19	4.125%	24,000	23,280
05/01/23	5.250%	3,000	2,880
11/15/23	4.250%	73,000	67,297
Targa Resources Partners LP/Finance Corp. (d)
03/15/24	6.750%	132,000	134,310
Taylor Morrison Communities, Inc./Monarch, Inc. (d)
04/15/21	5.250%	61,000	60,848
04/15/23	5.875%	16,000	15,960
Tempur Sealy International, Inc.
12/15/20	6.875%	77,000	81,139
10/15/23	5.625%	115,000	119,600
Tenet Healthcare Corp.
06/01/20	4.750%	165,000	169,950
04/01/21	4.500%	155,000	156,937
04/01/22	8.125%	77,000	79,887
06/15/23	6.750%	159,000	157,012
Tenneco, Inc.
12/15/24	5.375%	27,000	28,148
Tesoro Logistics LP/Finance Corp.
10/15/19	5.500%	17,000	17,340
10/15/22	6.250%	241,000	247,025

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
Toll Brothers Finance Corp.
11/15/25	4.875%	$33,000	$33,248
TransDigm, Inc.
07/15/21	7.500%	108,000	112,914
07/15/24	6.500%	76,000	76,570
05/15/25	6.500%	58,000	58,290
Transcontinental Gas Pipe Line Co. LLC (d)
02/01/26	7.850%	595,000	718,338
Treehouse Foods, Inc. (d)
02/15/24	6.000%	20,000	21,275
USG Corp. (d)
11/01/21	5.875%	44,000	46,200
03/01/25	5.500%	9,000	9,518
Union Pacific Corp.
03/01/46	4.050%	1,500,000	1,569,573
United Rentals North America, Inc.
04/15/22	7.625%	125,000	133,437
Universal Health Services, Inc. (d)
08/01/22	4.750%	90,000	91,800
Univision Communications, Inc. (d)
09/15/22	6.750%	84,000	89,040
02/15/25	5.125%	216,000	213,570
Valeant Pharmaceuticals International, Inc. (d)
10/15/20	6.375%	298,000	270,062
VeriSign, Inc.
05/01/23	4.625%	66,000	67,815
04/01/25	5.250%	55,000	56,513
Verizon Communications, Inc.
11/01/42	3.850%	1,000,000	913,835
08/21/54	5.012%	250,000	256,760
WPX Energy, Inc. Senior Unsecured
01/15/22	6.000%	68,000	61,200
WR Grace & Co. (d)
10/01/21	5.125%	73,000	76,431
10/01/24	5.625%	24,000	25,380
Wells Fargo & Co. Junior Subordinated (f)
12/31/49	5.900%	1,000,000	1,023,750
Western Gas Partners LP
07/01/22	4.000%	75,000	71,922
06/01/25	3.950%	61,000	54,843
WhiteWave Foods Co. (The)
10/01/22	5.375%	78,000	83,415
Williams Companies, Inc. (The)
01/15/23	3.700%	92,000	77,261
06/24/24	4.550%	279,000	240,462
Williams Partners LP/ACMP Finance Corp.
05/15/23	4.875%	175,000	160,615
Williams Partners LP
09/15/45	5.100%	750,000	611,935

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
ZF North America Capital, Inc. (d)
04/29/25	4.750%	$130,000	$131,787
Zayo Group LLC/Capital, Inc.
04/01/23	6.000%	239,000	245,572
05/15/25	6.375%	16,000	16,640
Zayo Group LLC/Capital, Inc. (d)
05/15/25	6.375%	80,000	83,200
Zebra Technologies Corp.
10/15/22	7.250%	180,000	194,868
iStar, Inc.
07/01/19	5.000%	41,000	39,770
Total			83,099,372
VIRGIN ISLANDS —%
Platform Specialty Products Corp. (d)
02/01/22	6.500%	32,000	28,160
Total Corporate Bonds & Notes (Cost: $94,395,489)			$100,015,660

Convertible Bonds —%
UNITED STATES —%
American Energy-Permian Basin LLC Junior Subordinated PIK (d)
05/01/22	8.000%	62,400	9,360
Total Convertible Bonds (Cost: $60,455)			$9,360

Residential Mortgage-Backed Securities - Agency 6.8%
Federal Home Loan Mortgage Corp. (f)(h)
CMO IO Series 2957 Class SW
04/15/35	5.567%	178,858	32,074
CMO IO Series 318 Class S1
11/15/43	5.517%	262,877	67,384
CMO IO Series 3280 Class SI
02/15/37	6.007%	174,326	22,293
CMO IO Series 3761 Class KS
06/15/40	5.567%	240,449	23,033
CMO IO Series 4094 Class SY
08/15/42	5.647%	314,550	74,502
Federal Home Loan Mortgage Corp. (h)
CMO IO Series 4098 Class AI
05/15/39	3.500%	219,009	20,950
CMO IO Series 4120 Class AI
11/15/39	3.500%	163,649	18,544
CMO IO Series 4122 Class JI
12/15/40	4.000%	174,300	18,511
CMO IO Series 4139 Class CI
05/15/42	3.500%	71,718	10,026
CMO IO Series 4147 Class CI

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
01/15/41	3.500%	$269,461	$34,776
CMO IO Series 4177 Class IY
03/15/43	4.000%	371,003	73,898
CMO IO Series 4213 Class DI
06/15/38	3.500%	370,661	37,112
Federal National Mortgage Association
10/01/45-12/01/45	3.500%	14,551,059	15,253,791
Federal National Mortgage Association (f)(h)
CMO IO Series 2003-117 Class KS
08/25/33	6.661%	37,588	2,014
CMO IO Series 2006-5 Class N1
08/25/34	1.910%	265,358	3,488
CMO IO Series 2006-5 Class N2
02/25/35	1.922%	304,961	11,213
CMO IO Series 2007-54 Class DI
06/25/37	5.661%	448,864	96,955
CMO IO Series 2010-135 Class MS
12/25/40	5.511%	147,711	25,538
CMO IO Series 2012-80 Class DS
06/25/39	6.211%	163,549	24,969
CMO IO Series 2013-13 Class SA
03/25/43	5.711%	186,047	42,866
Federal National Mortgage Association (g)
05/18/31-05/12/46	3.000%	8,750,000	8,989,175
05/12/46	3.500%	2,000,000	2,095,938
05/12/46	4.000%	2,000,000	2,136,523
05/12/46	4.500%	2,000,000	2,177,578
05/12/46	5.000%	1,000,000	1,106,758
Federal National Mortgage Association (h)
CMO IO STRIPS Series 417 Class C5
02/25/43	3.500%	182,478	31,639
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	504,866	60,506
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	246,557	26,725
CMO IO Series 2013-41 Class IY
05/25/40	3.500%	373,470	36,764
Government National Mortgage Association (g)
05/23/46	3.500%	10,000,000	10,562,110
05/23/46	4.000%	1,000,000	1,070,653
Government National Mortgage Association (h)
CMO IO Series 2012-129 Class AI
08/20/37	3.000%	168,798	22,885
Total Residential Mortgage-Backed Securities - Agency (Cost: $44,282,470)			$44,211,191

Residential Mortgage-Backed Securities - Non-Agency 0.2%
BCAP LLC Trust (d)
CMO Series 2012-RR11 Class 4A2
03/26/37	4.000%	478,139	480,346
BCAP LLC Trust (d)(f)
Series 2012-RR10 Class 2A1
09/26/36	2.739%	89,924	89,995

Issuer	Coupon Rate		Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
BNPP Mortgage Securities LLC Trust CMO Series 2009-1 Class A1 (d)
08/27/37	6.000%		$45,741	$46,363
Citigroup Mortgage Loan Trust, Inc. (d)(f)
CMO Series 2010-7 Class 3A4
12/25/35	5.660%		175,000	180,924
CMO Series 2012-7 Class 12A1
03/25/36	2.841%		82,830	82,102
CMO Series 2013-2 Class 1A1
11/25/37	2.814%		66,131	65,866
RBSSP Resecuritization Trust CMO Series 2012-1 Class 5A2 (d)(f)
12/27/35	2.793%		100,000	89,527
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $1,039,355)				$1,035,123

Commercial Mortgage-Backed Securities - Non-Agency —%
ORES NPL LLC Series 2014-LV3 Class A (d)
03/27/24	3.000%		36,197	36,197
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $36,197)				$36,197

Asset-Backed Securities - Non-Agency —%
Carlyle Global Market Strategies CLO Series 2013-1A Class B (d)(f)
02/14/25	3.718%		100,000	100,090
Dryden Senior Loan Fund Series 2014-33A Class C (d)(f)
07/15/26	3.478%		183,333	178,741
Total Asset-Backed Securities - Non-Agency (Cost: $279,536)				$278,831

Inflation-Indexed Bonds(i) 6.5%
GERMANY 0.8%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond (d)
04/15/18	0.750%	EUR	4,192,760	4,984,470

ITALY 1.3%
Italy Buoni Poliennali Del Tesoro (d)
09/15/24	2.350%	EUR	991,180	1,311,186
09/15/41	2.550%	EUR	4,822,155	6,949,698
Total				8,260,884

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds (i) (continued)
NEW ZEALAND 1.1%
New Zealand Government Bond (d)
09/20/25	2.000%	NZD	$10,347,520	$7,325,535
UNITED STATES 3.3%
U.S. Treasury Inflation-Indexed Bond
01/15/24	0.625%		6,605,105	6,904,660
01/15/25	0.250%		6,006,360	6,080,815
02/15/42	0.750%		6,295,920	6,133,605
U.S. Treasury Inflation-Indexed Bond (e)
04/15/18	0.125%		1,025,720	1,042,869
04/15/19	0.125%		252,970	258,408
01/15/22	0.125%		1,047,580	1,064,780
02/15/45	0.750%		402,756	391,491
Total				21,876,628
Total Inflation-Indexed Bonds (Cost: $41,269,021)				$42,447,517

U.S. Treasury Obligations 0.6%
U.S. Treasury
07/15/18	0.875%		2,250,000	2,252,813
U.S. Treasury (e)
11/15/18	9.000%		650,000	783,225
08/15/19	3.625%		250,000	271,318
08/15/19	8.125%		250,000	307,461
08/15/20	2.625%		50,000	52,947
11/15/20	2.625%		50,000	53,022
08/15/41	3.750%		150,000	183,357
Total U.S. Treasury Obligations (Cost: $3,872,421)				$3,904,143

U.S. Government & Agency Obligations 0.9%
Federal Home Loan Mortgage Corp.
01/13/22	2.375%		2,882,000	3,012,935
Federal National Mortgage Association
11/15/16	1.375%		150,000	150,694
Private Export Funding Corp.
09/15/17	5.450%		45,000	47,853
Residual Funding Corp. STRIPS (j)
04/15/30	0.000%		4,250,000	2,876,583
Total U.S. Government & Agency Obligations (Cost: $5,937,045)				$6,088,065

Foreign Government Obligations(i)(k) 8.8%
AUSTRALIA 0.4%
Treasury Corp. of Victoria
11/15/16	5.750%	AUD	100,000	77,527
11/15/18	5.500%	AUD	1,000,000	825,272

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (i)(k) (continued)
AUSTRALIA (CONTINUED)
06/15/20	6.000%	AUD	$140,000	$122,677
12/17/24	5.500%	AUD	1,800,000	1,672,529
Total				2,698,005
BRAZIL 0.2%
Brazilian Government International Bond
01/27/45	5.000%		1,750,000	1,413,125
CANADA 0.2%
Canadian Government Bond
06/01/18	4.250%	CAD	1,660,000	1,420,096
06/01/20	3.500%	CAD	170,000	150,146
Total				1,570,242
FRANCE 0.5%
France Government Bond OAT (d)
04/25/17	3.750%	EUR	310,000	369,602
10/25/21	3.250%	EUR	400,000	540,940
04/25/29	5.500%	EUR	150,000	268,212
05/25/45	3.250%	EUR	1,500,000	2,352,254
Total				3,531,008
GERMANY 0.4%
Bundesrepublik Deutschland (d)
01/04/18	4.000%	EUR	500,000	615,722
01/04/19	3.750%	EUR	620,000	790,514
07/04/28	4.750%	EUR	510,000	884,625
Total				2,290,861
ITALY 1.0%
Italy Buoni Poliennali Del Tesoro
11/01/17	3.500%	EUR	1,500,000	1,808,263
09/01/22	5.500%	EUR	2,000,000	2,947,012
Italy Buoni Poliennali Del Tesoro (d)
09/01/44	4.750%	EUR	1,250,000	2,048,295
Total				6,803,570
JAPAN 1.9%
Japan Government 20-Year Bond
09/20/26	2.200%	JPY	35,000,000	406,490
12/20/27	2.100%	JPY	30,000,000	351,728
12/20/35	1.000%	JPY	55,000,000	587,259
Japan Government 30-Year Bond
03/20/33	1.100%	JPY	92,000,000	999,047
09/20/44	1.700%	JPY	770,000,000	9,873,658
Total				12,218,182
MEXICO 0.5%
Mexican Bonos
06/16/16	6.250%	MXN	4,200,000	244,682
12/13/18	8.500%	MXN	3,700,000	235,457

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (i)(k) (continued)
MEXICO (CONTINUED)
06/10/21	6.500%	MXN	$20,000,000	$1,225,900
03/05/26	5.750%	MXN	12,500,000	721,055
Mexico Government International Bond
01/23/46	4.600%		1,000,000	988,500
Total				3,415,594
NEW ZEALAND 0.7%
New Zealand Government Bond (d)
03/15/19	5.000%	NZD	500,000	376,890
04/14/33	3.500%	NZD	5,500,000	3,997,814
Total				4,374,704
NORWAY 0.2%
Norway Government Bond (d)
05/19/17	4.250%	NOK	5,850,000	754,223
05/24/23	2.000%	NOK	2,000,000	262,096
Total				1,016,319
POLAND 0.3%
Poland Government Bond
10/25/17	5.250%	PLN	2,200,000	607,716
10/25/19	5.500%	PLN	4,000,000	1,177,862
10/25/21	5.750%	PLN	1,000,000	307,445
Total				2,093,023
PORTUGAL 1.0%
Portugal Obrigacoes do Tesouro OT (d)
10/15/25	2.875%	EUR	6,000,000	6,796,639

SPAIN 0.4%
Spain Government Bond (d)
07/30/30	1.950%	EUR	1,000,000	1,132,544
01/31/37	4.200%	EUR	250,000	364,326
Spain Government International Bond
04/06/29	5.250%	GBP	500,000	837,868
Total				2,334,738
SWEDEN 0.1%
Sweden Government Bond
08/12/17	3.750%	SEK	4,800,000	631,649

TURKEY 0.2%
Turkey Government International Bond
04/11/23	4.125%	EUR	250,000	309,356
04/16/43	4.875%		750,000	703,125
Total				1,012,481

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (i)(k) (continued)
UNITED KINGDOM 0.8%
United Kingdom Gilt (d)
03/07/19	4.500%	GBP	$800,000	$1,299,363
09/07/21	3.750%	GBP	35,000	58,440
09/07/22	1.750%	GBP	1,000,000	1,511,914
01/22/44	3.250%	GBP	875,000	1,494,616
01/22/45	3.500%	GBP	500,000	895,247
Total				5,259,580
Total Foreign Government Obligations (Cost: $56,456,952)				$57,459,720

			Shares	Value

Exchange-Traded Funds 1.7%
UNITED STATES 1.7%
iShares MSCI Canada ETF			422,127	$10,722,026
Total Exchange-Traded Funds (Cost: $10,333,669)				$10,722,026

Fixed-Income Funds 4.6%
INVESTMENT GRADE 4.6%
Columbia Mortgage Opportunities Fund, Class I Shares (l)			3,116,014	30,163,015
Total Fixed-Income Funds (Cost: $31,179,007)				$30,163,015

	Shares	Value

Alternative Investment Funds 2.0%
Columbia Diversified Absolute Return Fund, Class I Shares (l)	1,338,683	$12,904,908
Total Alternative Investment Funds (Cost: $13,131,268)		$12,904,908

Money Market Funds 8.3%
Columbia Short-Term Cash Fund, 0.422% (l)(m)	53,848,360	53,848,360
Total Money Market Funds (Cost: $53,848,360)		$53,848,360

Total Investments
(Cost: $647,158,012) (n)		$667,214,235(o)
Other Assets & Liabilities, Net		(16,940,715)
Net Assets		$650,273,520

At April 30, 2016, securities and cash totaling $11,780,998 were pledged as collateral.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at April 30, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
BNP Paribas	06/23/2016	23,900,000 NOK	2,911,084 USD	—	(56,435)
BNP Paribas	06/23/2016	13,100,000 SGD	9,677,681 USD	—	(51,650)
BNP Paribas	06/23/2016	8,366,537 USD	928,100,000 JPY	369,059	—
BNP Paribas	06/23/2016	5,940,367 USD	4,100,000 GBP	51,289	—
BNP Paribas	06/23/2016	2,292,080 USD	18,600,000 SEK	28,542	—
BNP Paribas	06/23/2016	2,000,000 CAD	1,578,121 USD	—	(15,898)
BNP Paribas	06/23/2016	1,900,000 EUR	2,142,497 USD	—	(36,645)
BNP Paribas	06/23/2016	800,000 CHF	822,791 USD	—	(13,082)
BNP Paribas	06/23/2016	800,000 NZD	547,640 USD	—	(9,397)
BNP Paribas	06/23/2016	700,000 AUD	539,245 USD	8,169	—
Barclays	06/02/2016	27,315,919 USD	24,200,000 EUR	418,977	—
Barclays	06/02/2016	17,223,477 USD	15,257,000 EUR	262,114	—
Barclays	06/02/2016	2,191,832 USD	17,950,000 NOK	37,184	—
Barclays	06/23/2016	1,800,000 CHF	1,849,899 USD	—	(30,816)
Citi	05/10/2016	1,330,000 EUR	1,487,368 USD	—	(35,865)
Citi	06/02/2016	500,000,000 KRW	434,212 USD	—	(1,745)
Citi	06/02/2016	23,371,152 USD	2,596,334,000 JPY	1,047,558	—

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	06/02/2016	18,228,234 USD	2,025,000,000 JPY	817,039	—
Citi	06/02/2016	5,560,783 USD	7,050,000 CAD	58,135	—
Citi	06/02/2016	1,387,761 USD	20,250,000 ZAR	25,334	—
Citi	06/02/2016	351,225 USD	2,850,000 SEK	4,057	—
Citi	06/23/2016	14,486,327 USD	19,600,000 SGD	70,536	—
Credit Suisse	06/23/2016	31,200,000 NOK	3,801,539 USD	—	(72,376)
Credit Suisse	06/23/2016	31,000,000 SEK	3,818,994 USD	—	(48,709)
Credit Suisse	06/23/2016	3,700,000 CAD	2,919,409 USD	—	(29,527)
Credit Suisse	06/23/2016	3,600,000 NZD	2,463,498 USD	—	(43,168)
Credit Suisse	06/23/2016	3,473,487 USD	385,300,000 JPY	153,089	—
Credit Suisse	06/23/2016	2,000,000 GBP	2,898,866 USD	—	(23,893)
Credit Suisse	06/23/2016	1,300,000 CHF	1,336,816 USD	—	(21,479)
Credit Suisse	06/23/2016	1,100,000 AUD	847,336 USD	12,787	—
Credit Suisse	06/23/2016	100,000 SGD	73,875 USD	—	(395)
Deutsche Bank	06/02/2016	3,866,141,000 KRW	3,340,248 USD	—	(30,701)
Deutsche Bank	06/02/2016	102,552,000 JPY	935,135 USD	—	(29,374)
Deutsche Bank	06/02/2016	44,340,000 NOK	5,329,113 USD	—	(176,992)
Deutsche Bank	06/02/2016	6,159,213 USD	8,125,000 AUD	10,748	—
Deutsche Bank	06/02/2016	4,351,648 USD	3,079,000 GBP	147,571	—
Deutsche Bank	06/02/2016	3,878,747 USD	11,150,000 TRY	73,360	—
Deutsche Bank	06/02/2016	3,524,672 USD	3,087,000 EUR	13,247	—
Deutsche Bank	06/02/2016	2,715,998 USD	2,590,000 CHF	—	(12,646)
Deutsche Bank	06/02/2016	1,346,000 ILS	355,329 USD	—	(5,060)
Deutsche Bank	06/23/2016	34,300,000 SEK	4,226,933 USD	—	(52,494)
Deutsche Bank	06/23/2016	13,683,250 USD	13,300,000 CHF	213,148	—
Deutsche Bank	06/23/2016	12,705,851 USD	16,100,000 CAD	126,004	—
Deutsche Bank	06/23/2016	7,586,235 USD	62,300,000 NOK	149,180	—
Deutsche Bank	06/23/2016	7,000,000 GBP	10,145,912 USD	—	(83,744)
Deutsche Bank	06/23/2016	5,200,000 EUR	5,863,816 USD	—	(100,151)
Deutsche Bank	06/23/2016	5,100,000 NZD	3,493,565 USD	—	(57,544)
Deutsche Bank	06/23/2016	4,600,000 AUD	3,542,455 USD	52,527	—
Deutsche Bank	06/23/2016	4,300,000 JPY	38,716 USD	—	(1,757)
Deutsche Bank	06/23/2016	3,391,411 USD	375,900,000 JPY	146,689	—
Deutsche Bank	06/23/2016	1,459,461 USD	1,000,000 GBP	1,918	—
Deutsche Bank	06/23/2016	700,000 SGD	516,617 USD	—	(3,271)
Deutsche Bank	06/23/2016	452,970 USD	400,000 EUR	5,797	—
HSBC	06/02/2016	7,135,000 PLN	1,822,002 USD	—	(45,976)
HSBC	06/02/2016	3,517,336 USD	12,600,000 BRL	109,189	—
HSBC	06/02/2016	1,489,980 USD	1,000,000,000 CLP	19,329	—
HSBC	06/23/2016	17,700,000 AUD	13,635,974 USD	207,337	—
HSBC	06/23/2016	11,800,000 NOK	1,438,092 USD	—	(27,043)
HSBC	06/23/2016	10,100,000 CAD	7,970,504 USD	—	(79,293)
HSBC	06/23/2016	7,736,014 USD	11,300,000 NZD	132,131	—
HSBC	06/23/2016	7,630,936 USD	61,900,000 SEK	91,995	—
HSBC	06/23/2016	7,310,866 USD	810,900,000 JPY	321,604	—
HSBC	06/23/2016	6,200,000 EUR	6,992,230 USD	—	(118,655)
HSBC	06/23/2016	4,400,000 CHF	4,524,864 USD	—	(72,441)
HSBC	06/23/2016	2,900,000 SGD	2,142,921 USD	—	(10,901)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
HSBC	06/23/2016	724,800 USD	500,000 GBP	5,890	—
Standard Chartered	06/02/2016	4,936,229 USD	3,405,000 GBP	39,362	—
Standard Chartered	06/02/2016	4,204,130 USD	2,900,000 GBP	33,523	—
Standard Chartered	06/02/2016	1,414,211 USD	25,000,000 MXN	34,439	—
Standard Chartered	06/02/2016	109,719 USD	75,000 GBP	—	(124)
State Street	06/23/2016	517,800,000 JPY	4,668,448 USD	—	(205,264)
State Street	06/23/2016	23,100,000 NOK	2,812,263 USD	—	(55,925)
State Street	06/23/2016	6,300,000 SGD	4,653,224 USD	—	(25,768)
State Street	06/23/2016	4,423,361 USD	35,900,000 SEK	55,689	—
State Street	06/23/2016	3,851,750 USD	5,000,000 AUD	—	(58,350)
State Street	06/23/2016	3,200,000 NZD	2,190,611 USD	—	(37,536)
State Street	06/23/2016	1,577,989 USD	2,000,000 CAD	16,030	—
State Street	06/23/2016	1,014,960 USD	900,000 EUR	17,265	—
State Street	06/23/2016	800,000 GBP	1,159,407 USD	—	(9,696)
State Street	06/23/2016	102,839 USD	100,000 CHF	1,645	—
UBS	06/02/2016	12,766,000 NZD	8,726,072 USD	—	(172,849)
UBS	06/23/2016	1,935,700,000 JPY	17,472,384 USD	—	(747,090)
UBS	06/23/2016	60,700,000 SEK	7,476,180 USD	—	(97,034)
UBS	06/23/2016	14,561,177 USD	12,900,000 EUR	234,050	—
UBS	06/23/2016	14,479,685 USD	18,800,000 AUD	—	(216,500)
UBS	06/23/2016	7,000,000 CHF	7,198,684 USD	—	(115,210)
UBS	06/23/2016	6,088,368 USD	4,200,000 GBP	49,426	—
UBS	06/23/2016	4,287,055 USD	5,800,000 SGD	20,588	—
UBS	06/23/2016	1,996,185 USD	16,400,000 NOK	40,104	—
UBS	06/23/2016	1,597,857 USD	2,300,000 NZD	3,624	—
UBS	06/23/2016	1,400,000 NOK	173,676 USD	—	(153)
UBS	06/23/2016	1,000,000 AUD	759,390 USD	710	—
UBS	06/23/2016	834,916 USD	800,000 CHF	957	—
UBS	06/23/2016	631,189 USD	800,000 CAD	6,419	—
UBS	06/23/2016	600,000 SGD	445,676 USD	57	—
UBS	06/23/2016	400,012 USD	3,200,000 SEK	—	(765)
UBS	06/23/2016	100,000 CAD	79,837 USD	136	—
Total				5,745,557	(3,141,387)

Futures Contracts Outstanding at April 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
10-Year Mini JGB	35	JPY	4,988,487	06/2016	—	(4,413)
3-Month Euroyen TFX	74	JPY	17,388,087	12/2016	—	(9,574)
Banker’s Acceptance	50	CAD	9,859,927	12/2016	—	(118)
CAC40 Index	9	EUR	450,915	05/2016	—	(1,768)
CAC40 Index	3	EUR	150,305	05/2016	—	(4,040)
Euro CHF 3-Month ICE	45	CHF	11,824,638	12/2016	—	(7,875)
Euro-Bund	44	EUR	8,155,873	06/2016	—	(56,015)
Euro-OAT	70	EUR	12,527,195	06/2016	—	(29,111)
FTSE 100 Index	2	GBP	181,533	06/2016	—	(738)
FTSE/MIB Index	1	EUR	104,480	06/2016	939	—
FTSE/MIB Index	2	EUR	208,960	06/2016	—	(1,047)
Japanese 10-Year Government Bond	17	JPY	24,204,229	06/2016	—	(32,374)
Long Gilt	99	GBP	17,300,611	06/2016	—	(135,406)
MSCI Singapore IX ETS	9	SGD	212,745	05/2016	—	(3,886)
MSCI Taiwan Index	100	USD	3,044,000	05/2016	—	(93,350)

Contract Description	Number of Contracts	Trading Currency	Notional Market Value	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Mini MSCI Emerging Markets Index	196	USD	8,216,320	06/2016	148,020	—
Russell 2000 Mini	1	USD	112,870	06/2016	4,737	—
TOPIX Index	1	JPY	124,671	06/2016	—	(6,259)
TOPIX Index	53	JPY	6,607,566	06/2016	—	(249,987)
U.S. Long Bond	54	USD	8,818,875	06/2016	—	(113,154)
U.S. Treasury 10-Year Note	90	USD	11,705,625	06/2016	32,173	—
U.S. Treasury 2-Year Note	49	USD	10,712,625	06/2016	15,219	—
U.S. Treasury 2-Year Note	49	USD	10,712,625	06/2016	14,459	—
U.S. Treasury 5-Year Note	100	USD	12,091,406	06/2016	34,966	—
U.S. Ultra Bond	10	USD	1,713,438	06/2016	8,730	—
U.S. Ultra Bond	22	USD	3,769,563	06/2016	—	(55,382)
Total			185,187,569		259,243	(804,497)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
3-Month Euro Euribor	(79)	EUR	(22,678,067)	12/2016	3,065	—
3-Month Euro Euribor	(34)	EUR	(9,760,181)	12/2016	913	—
90-Day Euro$	(18)	USD	(4,461,075)	12/2016	181	—
90-Day Euro$	(26)	USD	(6,443,775)	12/2016	—	(1,945)
90-Day Sterling	(50)	GBP	(9,071,008)	12/2016	2,043	—
90-Day Sterling	(119)	GBP	(21,588,998)	12/2016	1,931	—
Australian 10-Year Bond	(1)	AUD	(99,335)	06/2016	—	(1,056)
Australian 10-Year Bond	(15)	AUD	(1,490,026)	06/2016	—	(15,403)
Canadian Government 10-Year Bond	(23)	CAD	(2,550,952)	06/2016	15,607	—
Canadian Government 10-Year Bond	(11)	CAD	(1,220,021)	06/2016	6,806	—
DAX Index	(1)	EUR	(288,710)	06/2016	8,308	—
EURO STOXX 50	(196)	EUR	(6,681,278)	06/2016	73,837	—
EURO STOXX 50	(2)	EUR	(68,176)	06/2016	1,807	—
EURO STOXX 50	(1)	EUR	(34,088)	06/2016	1,095	—
Euro-Bobl	(36)	EUR	(5,393,874)	06/2016	15,519	—
Euro-Bund	(36)	EUR	(6,672,987)	06/2016	21,916	—
Euro-Bund	(3)	EUR	(556,082)	06/2016	—	(942)
Euro-Buxl 30-Year	(56)	EUR	(10,482,799)	06/2016	232,038	—
IBEX 35 Index	(1)	EUR	(103,112)	05/2016	1,871	—
Japanese 10-Year Government Bond	(3)	JPY	(4,271,335)	06/2016	13,619	—
Japanese 10-Year Government Bond	(1)	JPY	(1,423,778)	06/2016	4,471	—
Long Gilt	(6)	GBP	(1,048,522)	06/2016	—	(184)
OMXS30 Index	(10)	SEK	(168,266)	05/2016	3,990	—
OMXS30 Index	(7)	SEK	(117,786)	05/2016	—	(76)
S&P 500 E-mini	(2)	USD	(205,910)	06/2016	1,960	—
S&P 500 E-mini	(214)	USD	(22,032,370)	06/2016	—	(186,861)
SPI 200 Index	(5)	AUD	(497,174)	06/2016	—	(2,445)
SPI 200 Index	(4)	AUD	(397,739)	06/2016	—	(19,076)
U.S. Long Bond	(34)	USD	(5,552,625)	06/2016	79,317	—
U.S. Long Bond	(41)	USD	(6,695,813)	06/2016	75,822	—
U.S. Treasury 10-Year Note	(27)	USD	(3,511,688)	06/2016	23,574	—
U.S. Treasury 5-Year Note	(61)	USD	(7,375,758)	06/2016	20,859	—
U.S. Treasury Ultra 10-Year Note	(31)	USD	(4,357,438)	06/2016	5,087	—
U.S. Treasury Ultra 10-Year Note	(184)	USD	(25,863,500)	06/2016	—	(76,381)
Total			(193,164,246)		615,636	(304,369)

Credit Default Swap Contracts Outstanding at April 30, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	People’s Republic of China	06/20/2021	1.000	USD	5,000,000	66,412	54,088	—	(5,556)	6,768	—

Cleared Credit Default Swap Contracts Outstanding at April 30, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 26	06/20/2021	1.000	USD	65,000,000	—	(156,159)

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at April 30, 2016 was $22,030, which represents less than 0.01% of net assets. Information concerning such security holdings at April 30, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
Banco Espirito Santo SA, Registered Shares	07-02-2014 - 07-29-2014	528,269
BGP Holdings PLC	02-04-2009 - 05-14-2009	—

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2016, the value of these securities amounted to $23,983, which represents less than 0.01% of net assets.

(d)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2016, the value of these securities amounted to $74,425,093 or 11.45% of net assets.

(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	Variable rate security.
(g)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(h)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(j)	Zero coupon bond.
(k)	Principal and interest may not be guaranteed by the government.
(l)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Diversified Absolute Return Fund, Class I Shares	—	13,131,268	—	13,131,268	81,061	50,211	12,904,908
Columbia Mortgage Opportunities Fund, Class I Shares	30,030,591	1,148,417	—	31,179,008	316,444	831,972	30,163,015
Columbia Short-Term Cash Fund	125,174,940	403,020,554	(474,347,134)	53,848,360	—	175,455	53,848,360
Total	155,205,531	417,300,239	(474,347,134)	98,158,636	397,505	1,057,638	96,916,283

(m)	The rate shown is the seven-day current annualized yield at April 30, 2016.
(n)

At April 30, 2016, the cost of securities for federal income tax purposes was approximately $647,158,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$44,662,000
Unrealized Depreciation	(24,606,000)
Net Unrealized Appreciation	$20,056,000

(o)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
GDR	Global Depositary Receipt

PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Argentina	493,821	—	—	493,821
Australia	—	2,616,957	—	2,616,957
Belgium	—	681,449	—	681,449
Brazil	660,600	—	—	660,600
Canada	1,304,028	—	—	1,304,028
China	5,457,924	7,649,281	—	13,107,205
Denmark	—	1,833,212	—	1,833,212
France	—	11,120,666	—	11,120,666
Germany	—	8,802,481	—	8,802,481
Hong Kong	—	1,709,695	—	1,709,695
India	—	5,704,288	—	5,704,288
Indonesia	—	2,577,056	—	2,577,056
Ireland	2,990,156	—	—	2,990,156
Israel	—	1,266,395	—	1,266,395
Italy	—	2,675,432	—	2,675,432
Japan	—	30,579,934	—	30,579,934
Malaysia	—	225,100	—	225,100
Malta	—	—	1	1
Mexico	985,810	—	—	985,810
Netherlands	143,451	4,250,030	—	4,393,481
Norway	—	5,843,516	—	5,843,516
Pakistan	—	891,334	—	891,334
Panama	122,706	—	—	122,706
Peru	318,033	—	—	318,033
Philippines	—	909,394	—	909,394
Portugal	—	—	22,029	22,029
Puerto Rico	120,220	—	—	120,220
Russian Federation	301,277	1,291,212	—	1,592,489

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Singapore	672,490	1,848,230	—	2,520,720
South Africa	—	1,652,629	—	1,652,629
South Korea	—	5,652,349	—	5,652,349
Spain	—	5,652,921	—	5,652,921
Sweden	—	3,474,252	—	3,474,252
Switzerland	—	9,246,747	—	9,246,747
Taiwan	—	4,007,303	—	4,007,303
Thailand	—	868,380	—	868,380
Turkey	—	595,967	—	595,967
United Kingdom	1,860,989	18,964,534	—	20,825,523
United States	141,921,129	—	1,953	141,923,082
Total Common Stocks	157,352,634	142,590,744	23,983	299,967,361
Preferred Stocks
Germany	—	753,429	—	753,429
South Korea	—	219,189	—	219,189
Total Preferred Stocks	—	972,618	—	972,618
Convertible Preferred Stocks
United States	3,150,140	—	—	3,150,140
Corporate Bonds & Notes	—	100,015,660	—	100,015,660
Convertible Bonds	—	9,360	—	9,360
Residential Mortgage-Backed Securities - Agency	—	44,211,191	—	44,211,191
Residential Mortgage-Backed Securities - Non-Agency	—	1,035,123	—	1,035,123
Commercial Mortgage-Backed Securities - Non-Agency	—	36,197	—	36,197
Asset-Backed Securities - Non-Agency	—	278,831	—	278,831
Inflation-Indexed Bonds	—	42,447,517	—	42,447,517
U.S. Treasury Obligations	3,904,143	—	—	3,904,143
U.S. Government & Agency Obligations	—	6,088,065	—	6,088,065
Foreign Government Obligations	—	57,459,720	—	57,459,720
Exchange-Traded Funds	10,722,026	—	—	10,722,026
Fixed-Income Funds	30,163,015	—	—	30,163,015
Alternative Investment Funds	12,904,908	—	—	12,904,908
Investments measured at net asset value
Money Market Funds	—	—	—	53,848,360
Total Investments	218,196,866	395,145,026	23,983	667,214,235
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	5,745,557	—	5,745,557
Futures Contracts	874,879	—	—	874,879
Swap Contracts	—	6,768	—	6,768
Liabilities
Forward Foreign Currency Exchange Contracts	—	(3,141,387)	—	(3,141,387)
Futures Contracts	(1,108,866)	—	—	(1,108,866)
Swap Contracts	—	(156,159)	—	(156,159)
Total	217,962,879	397,599,805	23,983	669,435,027

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the estimated earnings of the respective company and market multiples derived from a set of comparable companies. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Portfolio of Investments

Columbia Income Opportunities Fund

April 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 90.2%
Aerospace & Defense 0.3%
Huntington Ingalls Industries, Inc. (a)
12/15/21	5.000%	$3,340,000	$3,500,754
TransDigm, Inc.
07/15/22	6.000%	4,075,000	4,124,715
Total			7,625,469
Automotive 0.5%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	4,704,000	4,833,360
Lear Corp. Escrow Bond (b)(c)(d)
12/01/16	8.750%	1,595,000	—
Schaeffler Holding Finance BV (a)
PIK
08/15/18	6.875%	4,363,425	4,494,328
11/15/19	6.250%	5,543,000	5,778,577
Total			15,106,265
Banking 3.0%
Ally Financial, Inc.
02/13/22	4.125%	13,480,000	13,682,200
05/19/22	4.625%	15,018,000	15,393,450
03/30/25	4.625%	6,533,000	6,598,330
11/01/31	8.000%	9,987,000	11,959,432
Subordinated
11/20/25	5.750%	4,827,000	4,887,338
Popular, Inc.
07/01/19	7.000%	3,474,000	3,387,150
Royal Bank of Scotland Group PLC Subordinated
05/28/24	5.125%	12,819,000	12,547,455
Synovus Financial Corp.
02/15/19	7.875%	13,578,000	15,105,525
Subordinated
06/15/17	5.125%	790,000	809,750
Total			84,370,630
Brokerage/Asset Managers/Exchanges 0.5%
E*TRADE Financial Corp.
11/15/22	5.375%	7,729,000	8,204,411
09/15/23	4.625%	6,141,000	6,215,920
Total			14,420,331
Building Materials 1.9%
Allegion PLC
09/15/23	5.875%	4,845,000	5,135,700
Allegion US Holding Co., Inc.
10/01/21	5.750%	5,672,000	5,927,240
American Builders & Contractors Supply Co., Inc. (a)
04/15/21	5.625%	14,189,000	14,685,615
12/15/23	5.750%	3,465,000	3,620,925
Beacon Roofing Supply, Inc.
10/01/23	6.375%	2,779,000	2,952,688

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Building Materials (continued)
Gibraltar Industries, Inc.
02/01/21	6.250%	$2,001,000	$2,031,015
HD Supply, Inc. (a)
12/15/21	5.250%	5,663,000	5,946,150
04/15/24	5.750%	5,847,000	6,132,041
Masco Corp.
04/01/26	4.375%	1,340,000	1,380,200
RSI Home Products, Inc. (a)
03/15/23	6.500%	4,607,000	4,791,280
Total			52,602,854
Cable and Satellite 8.3%
Altice U.S. Finance I Corp. (a)
05/15/26	5.500%	11,978,000	12,097,780
Altice US Finance I Corp. (a)
07/15/23	5.375%	21,760,000	22,218,048
CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	5,846,000	6,035,995
CCO Holdings LLC/Capital Corp. (a)
04/01/24	5.875%	11,494,000	12,039,965
05/01/25	5.375%	15,919,000	16,297,076
05/01/26	5.500%	106,000	108,120
CCOH Safari LLC (a)
02/15/26	5.750%	8,985,000	9,277,012
DISH DBS Corp.
06/01/21	6.750%	14,466,000	14,903,018
07/15/22	5.875%	9,313,000	9,056,893
11/15/24	5.875%	7,700,000	7,226,450
DigitalGlobe, Inc. (a)
02/01/21	5.250%	8,519,000	7,699,046
Hughes Satellite Systems Corp.
06/15/19	6.500%	8,448,000	9,303,360
Neptune Finco Corp. (a)
10/15/25	6.625%	32,372,000	34,921,295
Quebecor Media, Inc. (a)(b)(d)
01/15/49	9.750%	1,885,000	39,774
Sirius XM Radio, Inc. (a)
04/15/25	5.375%	9,033,000	9,213,660
UPCB Finance IV Ltd. (a)
01/15/25	5.375%	16,136,000	16,418,380
Unitymedia Hessen GmbH & Co. KG NRW (a)
01/15/25	5.000%	16,445,000	16,527,225
Virgin Media Secured Finance PLC (a)
01/15/26	5.250%	26,888,000	26,965,437
08/15/26	5.500%	4,893,000	4,920,548
Total			235,269,082
Chemicals 4.2%
Angus Chemical Co. (a)
02/15/23	8.750%	7,233,000	6,889,432

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (a)
05/01/21	7.375%	$11,522,000	$12,184,515
Celanese U.S. Holdings LLC
06/15/21	5.875%	5,293,000	5,703,208
Chemours Co. LLC (The) (a)
05/15/23	6.625%	9,857,000	8,624,875
05/15/25	7.000%	9,787,000	8,490,222
Huntsman International LLC
11/15/20	4.875%	2,965,000	2,987,238
11/15/22	5.125%	3,424,000	3,441,120
INEOS Group Holdings SA (a)
08/15/18	6.125%	1,539,000	1,558,238
02/15/19	5.875%	7,939,000	8,058,085
NOVA Chemicals Corp. (a)
05/01/25	5.000%	6,898,000	6,760,040
PQ Corp. (a)
11/01/18	8.750%	41,572,000	43,234,880
PQ Corp. (a)(e)
11/15/22	6.750%	7,000,000	7,227,500
Platform Specialty Products Corp. (a)
05/01/21	10.375%	1,178,000	1,178,000
02/01/22	6.500%	3,470,000	3,053,600
Total			119,390,953
Construction Machinery 0.8%
United Rentals North America, Inc.
04/15/22	7.625%	11,649,000	12,435,308
United Rentals North America, Inc. (e)
09/15/26	5.875%	9,038,000	9,128,380
Total			21,563,688
Consumer Cyclical Services 1.3%
APX Group, Inc.
12/01/19	6.375%	20,007,000	20,007,000
IHS, Inc.
11/01/22	5.000%	4,561,000	4,766,245
Interval Acquisition Corp. (a)
04/15/23	5.625%	13,115,000	13,377,300
Total			38,150,545
Consumer Products 1.8%
Newell, Inc.
04/01/26	4.200%	6,135,000	6,481,572
Prestige Brands, Inc. (a)
03/01/24	6.375%	5,335,000	5,601,750
Scotts Miracle-Gro Co. (The) (a)
10/15/23	6.000%	6,652,000	7,034,490
Spectrum Brands, Inc.
11/15/20	6.375%	5,926,000	6,237,115
07/15/25	5.750%	6,924,000	7,343,941
Springs Industries, Inc.
06/01/21	6.250%	7,380,000	7,509,150

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Products (continued)
Tempur Sealy International, Inc.
12/15/20	6.875%	$6,705,000	$7,065,394
10/15/23	5.625%	4,656,000	4,842,240
Total			52,115,652
Diversified Manufacturing 0.3%
Entegris, Inc. (a)
04/01/22	6.000%	9,465,000	9,748,950

Electric 2.0%
AES Corp. (The)
07/01/21	7.375%	13,188,000	15,133,230
Calpine Corp.
01/15/23	5.375%	8,900,000	8,977,875
NRG Energy, Inc.
07/15/22	6.250%	18,151,000	17,793,788
05/01/24	6.250%	1,121,000	1,092,975
NRG Yield Operating LLC
08/15/24	5.375%	15,229,000	14,315,260
Total			57,313,128
Finance Companies 4.7%
AerCap Ireland Capital Ltd./Global Aviation Trust
10/30/20	4.625%	9,423,000	9,799,920
05/15/21	4.500%	15,443,000	15,944,897
Aircastle Ltd.
02/15/22	5.500%	2,071,000	2,203,026
04/01/23	5.000%	3,889,000	3,959,624
International Lease Finance Corp.
12/15/20	8.250%	8,762,000	10,350,112
01/15/22	8.625%	4,638,000	5,611,980
Navient Corp.
03/25/20	8.000%	920,000	966,000
10/26/20	5.000%	2,619,000	2,501,145
01/25/22	7.250%	8,247,000	8,123,295
03/25/24	6.125%	10,829,000	9,697,370
10/25/24	5.875%	6,830,000	5,993,325
OneMain Financial Holdings LLC (a)
12/15/19	6.750%	7,050,000	7,226,250
12/15/21	7.250%	5,533,000	5,754,320
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	21,693,000	20,554,117
Quicken Loans, Inc. (a)
05/01/25	5.750%	10,570,000	9,935,800
Springleaf Finance Corp.
12/15/20	8.250%	5,550,000	5,723,438
10/01/21	7.750%	4,617,000	4,559,288
10/01/23	8.250%	3,579,000	3,567,816
iStar, Inc.
07/01/19	5.000%	1,989,000	1,929,330
Total			134,401,053

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage 1.6%
Constellation Brands, Inc.
11/15/19	3.875%	$2,142,000	$2,254,455
05/01/23	4.250%	8,295,000	8,668,275
11/15/24	4.750%	5,977,000	6,335,620
12/01/25	4.750%	1,165,000	1,236,356
Pinnacle Foods Finance LLC/Corp. (a)
01/15/24	5.875%	962,000	1,017,315
Post Holdings, Inc.
02/15/22	7.375%	3,131,000	3,299,291
Post Holdings, Inc. (a)
12/15/22	6.000%	199,000	204,348
03/15/24	7.750%	12,427,000	13,514,363
Treehouse Foods, Inc. (a)
02/15/24	6.000%	1,397,000	1,486,059
WhiteWave Foods Co. (The)
10/01/22	5.375%	7,877,000	8,423,821
Total			46,439,903
Gaming 4.2%
Boyd Gaming Corp.
05/15/23	6.875%	4,851,000	5,032,913
Boyd Gaming Corp. (a)
04/01/26	6.375%	2,856,000	2,920,260
GLP Capital LP/Financing II, Inc.
04/15/26	5.375%	6,498,000	6,774,165
International Game Technology PLC (a)
02/15/22	6.250%	9,291,000	9,455,451
02/15/25	6.500%	11,405,000	11,547,562
MGM Resorts International
10/01/20	6.750%	13,087,000	13,970,372
12/15/21	6.625%	12,546,000	13,361,490
MGP Escrow Issuer LLC/Co-Issuer, Inc. (a)
05/01/24	5.625%	2,915,000	3,038,888
Pinnacle Entertainment, Inc. (a)
05/01/24	5.625%	2,363,000	2,360,046
Scientific Games International, Inc.
12/01/22	10.000%	7,783,000	6,432,649
Scientific Games International, Inc. (a)
01/01/22	7.000%	22,537,000	22,973,654
Seminole Tribe of Florida, Inc. (a)
10/01/20	6.535%	7,440,000	7,812,000
10/01/20	7.804%	2,725,000	2,885,230
SugarHouse HSP Gaming LP/Finance Corp. (a)
06/01/21	6.375%	8,772,000	8,596,560
Tunica-Biloxi Gaming Authority (a)(f)
08/15/16	0.000%	5,481,000	2,809,013
Total			119,970,253
Health Care 6.7%
Acadia Healthcare Co., Inc. (a)
03/01/24	6.500%	7,928,000	8,364,040
CHS/Community Health Systems, Inc.
08/01/21	5.125%	2,318,000	2,324,745

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
02/01/22	6.875%	$11,983,000	$10,844,615
ConvaTec Finance International SA Junior Subordinated PIK (a)
01/15/19	8.250%	6,149,000	6,164,372
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	6,242,000	6,538,495
Fresenius Medical Care U.S. Finance II, Inc. (a)
09/15/18	6.500%	746,000	819,630
07/31/19	5.625%	1,808,000	1,968,460
01/31/22	5.875%	5,572,000	6,129,200
10/15/24	4.750%	5,823,000	6,041,363
HCA, Inc.
02/01/25	5.375%	20,293,000	20,749,592
04/15/25	5.250%	29,793,000	30,835,755
02/15/26	5.875%	7,100,000	7,366,250
HCA, Inc
06/15/26	5.250%	16,636,000	17,280,645
HealthSouth Corp.
11/01/24	5.750%	2,796,000	2,886,870
Healthsouth Corp.
09/15/25	5.750%	1,600,000	1,655,200
Hologic, Inc. (a)
07/15/22	5.250%	5,537,000	5,800,008
Kinetic Concepts, Inc./KCI U.S.A., Inc. (a)
02/15/21	7.875%	1,283,000	1,387,244
LifePoint Health, Inc.
12/01/21	5.500%	16,869,000	17,543,760
MEDNAX, Inc. (a)
12/01/23	5.250%	4,274,000	4,423,590
Surgical Care Affiliates, Inc. (a)
04/01/23	6.000%	3,562,000	3,597,620
Tenet Healthcare Corp.
06/01/20	4.750%	16,105,000	16,588,150
10/01/20	6.000%	2,851,000	3,022,060
04/01/21	4.500%	3,272,000	3,312,900
06/15/23	6.750%	4,300,000	4,246,250
Total			189,890,814
Healthcare Insurance 1.2%
Centene Corp.
05/15/22	4.750%	8,524,000	8,726,445
Centene Corp. (a)
02/15/24	6.125%	10,041,000	10,593,255
Molina Healthcare, Inc. (a)
11/15/22	5.375%	14,472,000	14,942,340
Total			34,262,040
Home Construction 0.7%
CalAtlantic Group, Inc.
11/15/24	5.875%	2,630,000	2,781,225
Meritage Homes Corp.
04/15/20	7.150%	3,019,000	3,215,235

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Home Construction (continued)
04/01/22	7.000%	$5,570,000	$5,973,825
06/01/25	6.000%	3,796,000	3,871,920
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/21	5.250%	600,000	598,500
03/01/24	5.625%	3,500,000	3,412,500
Total			19,853,205
Independent Energy 5.4%
Antero Resources Corp.
12/01/22	5.125%	4,950,000	4,752,000
06/01/23	5.625%	7,130,000	6,916,100
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	16,269,000	15,618,240
Concho Resources, Inc.
10/01/22	5.500%	6,032,000	6,084,780
04/01/23	5.500%	22,771,000	22,941,782
Continental Resources, Inc.
04/15/23	4.500%	2,391,000	2,135,462
06/01/24	3.800%	3,071,000	2,618,028
06/01/44	4.900%	4,387,000	3,531,535
CrownRock LP/Finance, Inc. (a)
04/15/21	7.125%	1,230,000	1,242,300
02/15/23	7.750%	10,718,000	10,932,360
Diamondback Energy, Inc.
10/01/21	7.625%	2,098,000	2,236,993
Laredo Petroleum, Inc.
01/15/22	5.625%	12,530,000	11,527,600
05/01/22	7.375%	8,068,000	7,906,640
03/15/23	6.250%	13,937,000	12,996,252
Newfield Exploration Co.
07/01/24	5.625%	6,400,000	6,512,000
Parsley Energy LLC/Finance Corp. (a)
02/15/22	7.500%	19,885,000	21,028,387
RSP Permian, Inc.
10/01/22	6.625%	11,205,000	11,569,163
WPX Energy, Inc. Senior Unsecured
01/15/22	6.000%	4,797,000	4,317,300
Total			154,866,922
Lodging 1.1%
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	15,804,000	16,460,656
Playa Resorts Holding BV (a)
08/15/20	8.000%	13,214,000	13,313,105
Total			29,773,761
Media and Entertainment 5.1%
AMC Networks, Inc.
04/01/24	5.000%	6,855,000	6,863,569
Activision Blizzard, Inc. (a)
09/15/21	5.625%	23,000,000	24,207,500
09/15/23	6.125%	3,624,000	3,945,630

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment (continued)
Lamar Media Corp. (a)
02/01/26	5.750%	$2,000,000	$2,115,000
MDC Partners, Inc. (a)
05/01/24	6.500%	19,685,000	20,385,786
Netflix, Inc.
02/15/22	5.500%	11,760,000	12,289,200
03/01/24	5.750%	2,594,000	2,710,730
02/15/25	5.875%	14,259,000	14,943,432
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	9,346,000	9,743,205
Outfront Media Capital LLC/Corp.
02/15/22	5.250%	9,060,000	9,354,450
02/15/24	5.625%	4,783,000	4,998,235
03/15/25	5.875%	6,483,000	6,774,735
Univision Communications, Inc. (a)
02/15/25	5.125%	27,776,000	27,463,520
Ziff Davis Media, Inc. (b)(c)(d)(f)
12/15/11	0.000%	753,352	—
Total			145,794,992
Metals 0.9%
ArcelorMittal (g)
08/05/20	6.250%	1,213,000	1,243,325
03/01/21	6.500%	10,652,000	10,891,670
02/25/22	7.250%	7,497,000	7,871,850
Freeport-McMoRan, Inc.
03/01/22	3.550%	2,201,000	1,837,835
11/14/24	4.550%	3,122,000	2,626,383
Total			24,471,063
Midstream 6.1%
Energy Transfer Equity LP
06/01/27	5.500%	13,428,000	11,524,850
Hiland Partners Holdings LLC/Finance Corp. (a)
05/15/22	5.500%	7,536,000	7,413,540
Kinder Morgan, Inc.
06/01/25	4.300%	7,500,000	7,433,888
MPLX LP (a)
02/15/23	5.500%	12,671,000	12,638,600
07/15/23	4.500%	10,057,000	9,763,647
12/01/24	4.875%	17,245,000	16,808,201
06/01/25	4.875%	2,851,000	2,754,901
Sabine Pass Liquefaction LLC
03/01/25	5.625%	23,683,000	23,090,925
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	411,000	394,560
11/15/23	4.250%	25,898,000	23,874,848
Targa Resources Partners LP/Finance Corp. (a)
03/15/24	6.750%	8,778,000	8,931,615
Tesoro Logistics LP/Finance Corp.
10/15/19	5.500%	2,124,000	2,166,480
10/15/22	6.250%	9,981,000	10,230,525
Western Gas Partners LP

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
07/01/22	4.000%	$5,561,000	$5,332,810
06/01/25	3.950%	4,544,000	4,085,379
Williams Companies, Inc. (The)
01/15/23	3.700%	7,969,000	6,692,287
06/24/24	4.550%	23,239,000	20,028,997
Total			173,166,053
Other Financial Institutions 0.2%
FTI Consulting, Inc.
11/15/22	6.000%	2,378,000	2,502,845
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	4,000,000	3,990,400
Total			6,493,245
Other Industry 0.2%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	5,914,000	6,153,671
Other REIT —%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	1,041,000	1,098,900
Packaging 2.2%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc. (a)(e)
05/15/23	4.625%	5,939,000	5,939,000
05/15/24	7.250%	9,985,000	9,985,000
Ball Corp.
12/15/20	4.375%	5,633,000	5,858,320
Berry Plastics Corp.
07/15/23	5.125%	15,880,000	16,038,800
Berry Plastics Corp. (a)
10/15/22	6.000%	3,350,000	3,500,750
Owens-Brockway Glass Container, Inc. (a)
08/15/23	5.875%	8,099,000	8,706,425
08/15/25	6.375%	3,482,000	3,751,855
Plastipak Holdings, Inc. (a)
10/01/21	6.500%	9,058,000	9,193,870
Total			62,974,020
Pharmaceuticals 4.2%
Capsugel SA PIK (a)
05/15/19	7.000%	1,941,000	1,955,558
Endo Finance LLC/Finco, Inc. (a)
02/01/25	6.000%	11,119,000	10,618,645
Endo Finance LLC/Ltd./Finco, Inc. (a)
07/15/23	6.000%	11,110,000	10,901,687
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	3,882,000	3,998,460

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (a)
08/01/23	6.375%	$12,771,000	$13,269,069
Mallinckrodt International Finance SA/CB LLC (a)
04/15/20	4.875%	3,911,000	3,754,560
10/15/23	5.625%	10,605,000	9,942,187
04/15/25	5.500%	2,832,000	2,555,880
Quintiles Transnational Corp. (a)
05/15/23	4.875%	6,621,000	6,778,249
Valeant Pharmaceuticals International, Inc. (a)
10/15/20	6.375%	15,875,000	14,386,719
07/15/21	7.500%	13,556,000	12,403,740
05/15/23	5.875%	19,078,000	15,977,825
04/15/25	6.125%	13,988,000	11,685,295
Total			118,227,874
Property & Casualty 0.2%
HUB International Ltd. (a)
02/15/21	9.250%	5,115,000	5,332,387
Lumbermens Mutual Casualty Co. (a)(f)
12/01/97	0.000%	4,600,000	46
Subordinated
12/01/37	0.000%	180,000	2
Lumbermens Mutual Casualty Co. (f)
Subordinated
07/01/26	0.000%	9,865,000	99
Total			5,332,534
Retailers 1.8%
Asbury Automotive Group, Inc.
12/15/24	6.000%	7,030,000	7,258,475
Group 1 Automotive, Inc.
06/01/22	5.000%	3,183,000	3,151,170
Group 1 Automotive, Inc. (a)
12/15/23	5.250%	3,492,000	3,474,540
L Brands, Inc.
05/01/20	7.000%	2,000,000	2,310,000
04/01/21	6.625%	3,530,000	4,015,375
11/01/35	6.875%	3,782,000	4,160,200
Penske Automotive Group, Inc.
12/01/24	5.375%	4,654,000	4,688,905
Rite Aid Corp. (a)
04/01/23	6.125%	19,166,000	20,423,865
Sally Holdings LLC/Capital, Inc.
12/01/25	5.625%	2,122,000	2,265,235
Total			51,747,765
Technology 6.4%
Alliance Data Systems Corp. (a)
12/01/17	5.250%	8,453,000	8,558,663
04/01/20	6.375%	4,734,000	4,864,185
08/01/22	5.375%	14,153,000	13,622,262

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Ancestry.com, Inc. Junior Subordinated
12/15/20	11.000%	$8,203,000	$8,941,270
Equinix, Inc.
01/01/22	5.375%	4,954,000	5,176,930
01/15/26	5.875%	19,753,000	20,901,044
First Data Corp. (a)
01/15/24	5.000%	13,528,000	13,663,280
01/15/24	5.750%	38,115,000	38,686,725
IMS Health, Inc. (a)
11/01/20	6.000%	4,191,000	4,295,775
MSCI, Inc. (a)
11/15/24	5.250%	8,090,000	8,454,050
08/15/25	5.750%	8,090,000	8,605,738
Microsemi Corp. (a)
04/15/23	9.125%	5,656,000	6,221,600
NCR Corp.
12/15/23	6.375%	3,600,000	3,744,000
Qualitytech LP/Finance Corp.
08/01/22	5.875%	8,297,000	8,504,425
Sensata Technologies UK Financing Co. PLC (a)
02/15/26	6.250%	4,880,000	5,209,400
VeriSign, Inc.
05/01/23	4.625%	5,812,000	5,971,830
04/01/25	5.250%	7,160,000	7,356,900
Zebra Technologies Corp.
10/15/22	7.250%	9,427,000	10,205,670
Total			182,983,747
Transportation Services 0.2%
Avis Budget Car Rental LLC/Finance, Inc. (a)
04/01/24	6.375%	2,750,000	2,736,250
Hertz Corp. (The)
01/15/21	7.375%	723,000	745,594
10/15/22	6.250%	1,445,000	1,455,100
Total			4,936,944
Wireless 6.8%
Crown Castle International Corp.
04/15/22	4.875%	9,594,000	10,409,490
01/15/23	5.250%	12,431,000	13,798,410
Numericable-SFR SA (a)
05/15/22	6.000%	18,098,000	18,121,527
05/01/26	7.375%	9,152,000	9,289,280
SBA Communications Corp
07/15/22	4.875%	8,181,000	8,237,285
SBA Telecommunications, Inc.
07/15/20	5.750%	14,275,000	14,738,938
Sprint Communications, Inc. (a)
11/15/18	9.000%	24,849,000	26,277,818
03/01/20	7.000%	29,218,000	29,984,972
T-Mobile USA, Inc.
01/15/22	6.125%	5,853,000	6,156,654
04/28/22	6.731%	10,982,000	11,558,555

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
04/01/23	6.625%	$9,185,000	$9,816,469
01/15/24	6.500%	8,181,000	8,712,765
03/01/25	6.375%	2,446,000	2,568,300
01/15/26	6.500%	15,060,000	15,963,600
Wind Acquisition Finance SA (a)
07/15/20	4.750%	5,000,000	4,772,500
04/23/21	7.375%	4,783,000	4,256,870
Total			194,663,433
Wirelines 5.4%
CenturyLink, Inc.
06/15/21	6.450%	14,394,000	14,681,880
04/01/24	7.500%	11,726,000	11,755,315
Frontier Communications Corp.
07/01/21	9.250%	10,925,000	11,389,312
04/15/22	8.750%	3,075,000	3,036,563
01/15/23	7.125%	5,000,000	4,425,000
01/15/25	6.875%	2,282,000	1,899,765
Frontier Communications Corp. (a)
09/15/20	8.875%	5,827,000	6,169,336
09/15/22	10.500%	6,345,000	6,528,180
09/15/25	11.000%	14,380,000	14,523,800
Level 3 Communications, Inc.
12/01/22	5.750%	8,416,000	8,651,732
Level 3 Financing, Inc.
01/15/21	6.125%	4,739,000	4,964,103
08/15/22	5.375%	9,971,000	10,195,347
02/01/23	5.625%	8,020,000	8,240,550
Level 3 Financing, Inc. (a)
01/15/24	5.375%	3,137,000	3,184,055
03/15/26	5.250%	2,707,000	2,747,605
Level 3 Financing, Inc. (g)
01/15/18	4.101%	1,728,000	1,742,239
Telecom Italia Capital SA
09/30/34	6.000%	364,000	359,450
07/18/36	7.200%	1,462,000	1,527,790
Telecom Italia SpA (a)
05/30/24	5.303%	10,812,000	11,325,570
Zayo Group LLC/Capital, Inc.
05/15/25	6.375%	18,250,000	18,980,000
Zayo Group LLC/Capital, Inc. (a)
05/15/25	6.375%	5,791,000	6,022,640
Total			152,350,232
Total Corporate Bonds & Notes (Cost: $2,532,524,489)			$2,567,529,971

Convertible Bonds —%
Wirelines —%
At Home Corp. Subordinated (b)(c)(d)(f)
06/12/15	0.000%	3,896,787	—
Total Convertible Bonds (Cost: $—)			$—

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 2.5%
Chemicals 0.3%
PQ Corp. Term Loan (e)(g)(h)
10/27/22	5.750%	$6,303,852	$6,334,237
Diversified Manufacturing 0.3%
Manitowoc Foodservice, Inc. Tranche B Term Loan (e)(g)(h)
03/03/23	5.750%	8,717,867	8,810,538
Media and Entertainment 0.3%
Match Group, Inc. Tranche B1 Term Loan (g)(h)
11/16/22	5.500%	8,393,750	8,432,193
Pharmaceuticals 0.7%
Concordia Healthcare Corp. Term Loan (g)(h)
10/21/21	5.250%	19,292,647	19,080,428
Retailers 0.2%
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (g)(h)
08/21/20	5.750%	5,972,000	5,984,422
Technology 0.7%
Microsemi Corp. Tranche B Term Loan (g)(h)
01/15/23	5.250%	7,700,157	7,748,282
Riverbed Technology, Inc. Term Loan (g)(h)
04/25/22	5.750%	12,655,385	12,727,268
Total			20,475,550
Total Senior Loans (Cost: $68,163,939)			$69,117,368

Issuer		Shares	Value

Common Stocks —%
CONSUMER DISCRETIONARY —%
Media —%
Haights Cross Communications, Inc. (b)(c)(d)(i)		275,078	$—
Loral Space & Communications, Inc. (i)		101	3,705
Ziff Davis Holdings, Inc. (b)(d)(i)		6,107	61
Total			3,766
TOTAL CONSUMER DISCRETIONARY			3,766

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS —%
Commercial Services & Supplies —%
Quad/Graphics, Inc.	1,009	$12,663
TOTAL INDUSTRIALS		12,663
UTILITIES —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow (b)(c)(d)(i)	23,187,000	—
TOTAL UTILITIES		—
Total Common Stocks (Cost: $3,133,670)		$16,429

Warrants —%
CONSUMER DISCRETIONARY —%
Media —%
ION Media Networks, Inc. (b)(c)(d)(i)	223	$—
ION Media Networks, Inc. (b)(c)(d)(i)	221	—
Total		—
TOTAL CONSUMER DISCRETIONARY		—
Total Warrants (Cost: $1,137,893)		$—

	Shares	Value

Money Market Funds 7.9%
Columbia Short-Term Cash Fund, 0.422% (j)(k)	225,456,997	$225,456,997
Total Money Market Funds (Cost: $225,456,997)		$225,456,997
Total Investments
(Cost: $2,830,416,988) (l)		$2,862,120,765(m)
Other Assets & Liabilities, Net		(15,903,022)
Net Assets		$2,846,217,743

At April 30, 2016, cash totaling $2,003,981 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at April 30, 2016

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 10-Year Note	(427)	USD	(55,536,688)	06/2016	147,772	—

Cleared Credit Default Swap Contracts Outstanding at April 30, 2016

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 26	06/20/2021	5.000	4.330	USD	(25,000,000)	489,913	—

* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2016, the value of these securities amounted to $1,224,394,803 or 43.02% of net assets.

(b)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at April 30, 2016 was $39,835, which represents less than 0.01% of net assets. Information concerning such security holdings at April 30, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
At Home Corp.
Subordinated
06/12/15 0.000%	07-26-2005	—
Calpine Corp. Escrow	09-29-2011	—
Haights Cross Communications, Inc.	01-15-2004 - 02-03-2006	3,131,160
ION Media Networks, Inc.	12-19-2005 - 04-14-2009	1,137,893
ION Media Networks, Inc.	03-12-2011	—
Lear Corp. Escrow Bond
12/01/16 8.750%	11-20-2006 - 07-24-2008	—
Quebecor Media, Inc.
01/15/49 9.750%	01-17-2007	28,913
Ziff Davis Holdings, Inc.	07-01-2008	61
Ziff Davis Media, Inc.
12/15/11 0.000%	07-01-2008 - 04-15-2011	551,540

(c)	Negligible market value.
(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2016, the value of these securities amounted to $39,835, which represents less than 0.01% of net assets.

(e)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(f)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2016, the value of these securities amounted to $2,809,160, which represents 0.10% of net assets.

(g)	Variable rate security.
(h)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of April 30, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(i)	Non-income producing investment.

(j)	The rate shown is the seven-day current annualized yield at April 30, 2016.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	149,182,168	1,063,500,814	(987,225,985)	225,456,997	347,276	225,456,997

(l)

At April 30, 2016, the cost of securities for federal income tax purposes was approximately $2,830,417,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$74,776,000
Unrealized Depreciation	(43,072,000)
Net Unrealized Appreciation	$31,704,000

(m)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)		Total ($)
Investments
Corporate Bonds & Notes	—	2,567,490,197	39,774		2,567,529,971
Convertible Bonds	—	—	0	(a)	0	(a)
Senior Loans	—	69,117,368	—		69,117,368
Common Stocks
Consumer Discretionary	3,705	—	61		3,766
Industrials	12,663	—	—		12,663
Utilities	—	—	0	(a)	0	(a)
Total Common Stocks	16,368	—	61		16,429
Warrants
Consumer Discretionary	—	—	0		0
Investments measured at net asset value
Money Market Funds	—	—	—		225,456,997
Total Investments	16,368	2,636,607,565	39,835		2,862,120,765
Derivatives
Assets
Futures Contracts	147,772	—	—		147,772
Swap Contracts	—	489,913	—		489,913
Total	164,140	2,637,097,478	39,835		2,862,758,450

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds, common stocks and warrants classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.

Certain corporate bonds, convertible bonds and common stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, single market quotations from broker dealers, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Portfolio of Investments

Columbia Inflation Protected Securities Fund

April 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 12.4%
Automotive 0.2%
General Motors Co.
04/01/46	6.750%	$250,000	$301,693
Banking 0.1%
Deutsche Bank AG
08/20/20	2.950%	200,000	200,600
Electric 1.1%
FirstEnergy Corp.
11/15/31	7.375%	1,000,000	1,215,299
TransAlta Corp.
03/15/40	6.500%	1,000,000	678,004
Total			1,893,303
Finance Companies 0.5%
International Lease Finance Corp.
04/15/21	4.625%	750,000	777,187
Independent Energy 1.1%
Canadian Natural Resources Ltd.
02/01/39	6.750%	500,000	509,303
Hess Corp.
08/15/31	7.300%	593,000	649,999
Murphy Oil Corp.
06/01/22	4.000%	250,000	219,635
Murphy Oil Corp. (a)
12/01/22	3.700%	500,000	439,695
Total			1,818,632
Life Insurance 0.5%
American International Group, Inc.
07/10/25	3.750%	680,000	689,062
Genworth Holdings, Inc.
06/15/34	6.500%	250,000	167,500
Total			856,562
Metals 2.5%
Freeport-McMoRan, Inc.
03/15/23	3.875%	500,000	418,750
Glencore Finance Canada Ltd. (a)(b)
10/25/42	5.550%	500,000	410,000
Kinross Gold Corp.
03/15/24	5.950%	500,000	471,250
Teck Resources Ltd.
02/01/18	2.500%	1,000,000	950,000
02/01/43	5.400%	750,000	532,500
Vale Overseas Ltd.
01/11/22	4.375%	750,000	693,750

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
Vale SA
09/11/42	5.625%	$1,000,000	$790,000
Total			4,266,250
Midstream 2.1%
Energy Transfer Partners LP
03/15/45	5.150%	1,500,000	1,276,036
Kinder Morgan Energy Partners LP
02/01/19	2.650%	84,000	83,142
05/01/24	4.300%	160,000	156,077
11/01/42	4.700%	1,000,000	819,337
Kinder Morgan, Inc.
06/01/45	5.550%	175,000	163,044
Williams Partners LP
01/15/25	3.900%	500,000	438,000
09/15/45	5.100%	750,000	611,935
Total			3,547,571
Oil Field Services 0.6%
Noble Holding International Ltd.
03/15/42	5.250%	1,750,000	1,085,000
Retailers 0.3%
Macys Retail Holdings, Inc.
01/15/21	3.450%	500,000	514,176
Technology 0.6%
Apple, Inc.
02/23/46	4.650%	845,000	927,953
Wirelines 2.8%
AT&T, Inc.
03/15/42	5.150%	500,000	525,134
05/15/46	4.750%	485,000	488,697
BellSouth LLC
10/15/31	6.875%	500,000	583,588
11/15/34	6.000%	508,000	549,557
CenturyLink, Inc.
04/01/17	6.000%	750,000	766,957
Indiana Bell Telephone Co., Inc.
08/15/26	7.300%	500,000	632,035
Telecom Italia Capital SA
06/04/38	7.721%	1,000,000	1,070,000
Total			4,615,968
Total Corporate Bonds & Notes (Cost: $21,825,669)			$20,804,895

Issuer	Coupon Rate	Principal Amount		Value

Residential Mortgage-Backed Securities - Non-Agency 0.2%
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust CMO Series 2003-1 Class 1A7
04/25/33	5.500%	$246,424		$248,509
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $247,880)				$248,509

Asset-Backed Securities - Non-Agency 4.1%
Ares XXX CLO Ltd. Series 2014-30A Class A2 (a)(b)
04/20/23	1.484%	720,326		712,174
Carlyle Global Market Strategies CLO Series 2014-3A Class A2 (a)(b)
07/27/26	2.734%	1,000,000		992,018
Carlyle Global Market Strategies Series 2012-2AR Class B1R (a)(b)
07/20/23	2.734%	2,000,000		1,996,336
OHA Credit Partners VIII Ltd. Series 2013-8A Class B (a)(b)
04/20/25	2.284%	1,000,000		968,788
OZLM VII Ltd. Series 2014-7A Class A2A (a)(b)
07/17/26	2.683%	1,000,000		986,535
Octagon Investment Partners XXI Ltd. Series 2014-1A Class A2 (a)(b)
11/14/26	3.018%	1,000,000		1,000,099
Symphony CLO V Ltd. Series 2007-5A Class A1 (a)(b)
01/15/24	1.378%	235,636		231,786
Total Asset-Backed Securities - Non-Agency (Cost: $6,924,853)				$6,887,736

Inflation-Indexed Bonds(c) 80.1%
Brazil 6.1%
Brazil Notas do Tesouro Nacional
08/15/16	6.000%	BRL	8,587,980	2,504,848
08/15/18	6.000%	BRL	23,611,220	6,912,553
08/15/40	6.000%	BRL	2,639,372	771,682
Total				10,189,083
Mexico 0.6%
Mexican Udibonos
11/15/40	4.000%	MXN	16,652,384	1,039,041

Issuer	Coupon Rate	Principal Amount		Value

Inflation-Indexed Bonds (c) (continued)
Turkey 1.3%
Turkey Government Bond
02/20/19	3.500%	TRY$	5,945,651	$2,197,745
United States 72.1%
U.S. Treasury Inflation-Indexed Bond
04/15/20	0.125%	1,012,490		1,033,821
01/15/22	0.125%	1,623,749		1,650,409
01/15/23	0.125%	23,061,089		23,306,113
01/15/24	0.625%	11,431,912		11,950,373
01/15/25	0.250%	19,520,670		19,762,648
07/15/25	0.375%	2,499,575		2,566,849
01/15/27	2.375%	9,405,920		11,535,843
01/15/28	1.750%	13,298,415		15,488,318
02/15/43	0.625%	1,804,758		1,704,133
U.S. Treasury Inflation-Indexed Bond (d)
01/15/29	2.500%	8,834,800		11,142,432
02/15/42	0.750%	20,986,400		20,445,350
Total				120,586,289
Total Inflation-Indexed Bonds (Cost: $133,252,179)				$134,012,158

Foreign Government Obligations(e) 0.2%
Netherlands 0.2%
Petrobras Global Finance BV
05/20/43	5.625%	250,000		177,812
Petrobras Global Finance BV (a)
03/17/17	3.002%	200,000		194,800
Total				372,612
Total Foreign Government Obligations (Cost: $430,725)				$372,612

	Shares	Value

Money Market Funds 2.2%
Columbia Short-Term Cash Fund, 0.422% (f)(g)	3,729,296	$3,729,296
Total Money Market Funds (Cost: $3,729,296)		$3,729,296
Total Investments (Cost: $166,410,602)(h)		$166,055,206(i)
Other Assets & Liabilities, Net		1,343,551
Net Assets		$167,398,757

At April 30, 2016, securities and cash totaling $2,398,427 were pledged as collateral.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at April 30, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Deutsche Bank	06/02/2016	1,234,937 USD	3,550,000 TRY	23,357	—
Deutsche Bank	06/02/2016	500,000 TRY	175,934 USD	—	(1,290)
Standard Chartered	06/02/2016	3,500,000 MXN	202,417 USD	—	(394)
State Street	06/02/2016	22,037,000 BRL	6,158,260 USD	—	(184,418)
Total				23,357	(186,102)

Futures Contracts Outstanding at April 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 10-Year Note	29	USD	3,771,813	06/2016	18,520	—
U.S. Treasury 10-Year Note	12	USD	1,560,750	06/2016	—	(7,499)
U.S. Treasury 2-Year Note	81	USD	17,708,625	06/2016	29,463	—
U.S. Treasury 2-Year Note	166	USD	36,291,750	06/2016	29,060	—
U.S. Treasury 5-Year Note	88	USD	10,640,438	06/2016	3,420	—
U.S. Treasury 5-Year Note	9	USD	1,088,227	06/2016	—	(650)
Total			71,061,603		80,463	(8,149)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury Ultra 10-Year Note	(3)	USD	(421,688)	06/2016	—	(3,428)
U.S. Treasury Ultra 10-Year Note	(89)	USD	(12,510,063)	06/2016	—	(58,077)
U.S. Treasury Ultra 10-Year Note	(88)	USD	(12,369,500)	06/2016	—	(91,777)
U.S. Ultra Bond	(86)	USD	(14,735,563)	06/2016	336,218	—
U.S. Ultra Bond	(9)	USD	(1,542,094)	06/2016	16,731	—
Total			(41,578,908)		352,949	(153,282)

Cleared Credit Default Swap Contracts Outstanding at April 30, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 26	06/20/2021	1.000	USD	85,000,000	—	(97,260)

Interest Rate Swap Contracts Outstanding at April 30, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	U.S. CPI Urban Consumers NSA	Fixed rate of 1.785%	10/21/2018	USD	4,000,000	—	(114,526)
Barclays	U.S. CPI Urban Consumers NSA	Fixed rate of 1.658%	12/03/2018	USD	10,000,000	—	(215,553)
Goldman Sachs	U.S. CPI Urban Consumers NSA	Fixed rate of 1.895%	09/24/2018	USD	1,000,000	—	(35,261)
Goldman Sachs International	U.S. CPI Urban Consumers NSA	Fixed rate of 1.600%	12/08/2018	USD	10,000,000	—	(187,834)
Goldman Sachs International	U.S. CPI Urban Consumers NSA	Fixed rate of 1.448%	01/14/2021	USD	10,000,000	93,165	—
JPMorgan	U.S. CPI Urban Consumers NSA	Fixed rate of 1.870%	10/08/2018	USD	5,000,000	—	(166,729)
JPMorgan	U.S. CPI Urban Consumers NSA	Fixed rate of 1.490%	01/13/2021	USD	20,000,000	142,617	—
JPMorgan	U.S. CPI Urban Consumers NSA	Fixed rate of 1.810%	01/09/2025	USD	10,000,000	—	(173,579)
Total						235,782	(893,482)

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2016, the value of these securities amounted to $7,297,736 or 4.36% of net assets.

(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(e)	Principal and interest may not be guaranteed by the government.
(f)	The rate shown is the seven-day current annualized yield at April 30, 2016.
(g)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	453,919	31,694,882	(28,419,505)	3,729,296	1,434	3,729,296

(h)

At April 30, 2016, the cost of securities for federal income tax purposes was approximately $166,411,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$4,620,000
Unrealized Depreciation	(4,976,000)
Net Unrealized Depreciation	$(356,000)

(i)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
CMO	Collateralized Mortgage Obligation

Currency Legend
BRL	Brazilian Real
MXN	Mexican Peso
TRY	Turkish Lira
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	20,804,895	—	20,804,895
Residential Mortgage-Backed Securities - Non-Agency	—	248,509	—	248,509
Asset-Backed Securities - Non-Agency	—	6,887,736	—	6,887,736
Inflation-Indexed Bonds	—	134,012,158	—	134,012,158
Foreign Government Obligations	—	372,612	—	372,612
Investments measured at net asset value
Money Market Funds	—	—	—	3,729,296
Total Investments	—	162,325,910	—	166,055,206
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	23,357	—	23,357
Futures Contracts	433,412	—	—	433,412
Swap Contracts	—	235,782	—	235,782
Liabilities
Forward Foreign Currency Exchange Contracts	—	(186,102)	—	(186,102)
Futures Contracts	(161,431)	—	—	(161,431)
Swap Contracts	—	(990,742)	—	(990,742)
Total	271,981	161,408,205	—	165,409,482

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Limited Duration Credit Fund

April 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 83.3%

Aerospace & Defense 3.0%
L-3 Communications Corp.
05/28/17	1.500%	$2,675,000	$2,674,457
02/15/21	4.950%	19,874,000	21,375,441
Total			24,049,898
Banking 0.5%
Goldman Sachs Group, Inc. (The)
04/25/21	2.625%	4,380,000	4,404,361

Chemicals 0.9%
PQ Corp. (a)
11/01/18	8.750%	6,565,000	6,827,600

Electric 15.9%
CMS Energy Corp.
03/15/22	5.050%	16,682,000	18,820,816
DTE Energy Co. (a)
06/15/22	3.300%	12,755,000	13,221,999
Duke Energy Corp.
08/15/22	3.050%	12,680,000	13,026,164
Oncor Electric Delivery Co. LLC
06/01/19	2.150%	6,650,000	6,708,214
PPL Capital Funding, Inc.
12/01/22	3.500%	21,351,000	22,383,449
PSEG Power LLC
11/15/18	2.450%	3,950,000	3,961,329
09/15/21	4.150%	7,380,000	7,715,952
Progress Energy, Inc.
04/01/22	3.150%	15,737,000	16,162,056
TransAlta Corp.
06/03/17	1.900%	24,850,000	24,441,441
Total			126,441,420
Food and Beverage 6.1%
ConAgra Foods, Inc.
01/25/23	3.200%	12,533,000	12,658,330
Grupo Bimbo SAB de CV (a)
01/25/22	4.500%	9,036,000	9,645,858
Wm. Wrigley Jr., Co. (a)
10/21/18	2.400%	15,695,000	15,982,956
10/21/19	2.900%	9,877,000	10,210,181
Total			48,497,325
Independent Energy 6.9%
Canadian Natural Resources Ltd.
05/15/17	5.700%	2,720,000	2,803,074
Canadian Oil Sands Ltd. (a)
04/01/22	4.500%	11,330,000	11,338,158
Cimarex Energy Co.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (continued)
05/01/22	5.875%	$9,809,000	$10,229,119
06/01/24	4.375%	1,012,000	1,030,991
Continental Resources, Inc.
09/15/22	5.000%	7,904,000	7,380,360
Pioneer Natural Resources Co.
07/15/16	5.875%	3,090,000	3,115,789
Woodside Finance Ltd. (a)
05/10/21	4.600%	14,595,000	15,362,843
03/05/25	3.650%	3,490,000	3,295,241
Total			54,555,575
Integrated Energy 2.3%
Cenovus Energy, Inc.
10/15/19	5.700%	17,324,000	17,962,996

Life Insurance 7.7%
Five Corners Funding Trust (a)
11/15/23	4.419%	30,910,000	32,840,824
MetLife, Inc.
09/15/23	4.368%	11,015,000	12,082,298
TIAA Asset Management Finance Co. LLC (a)
11/01/19	2.950%	16,420,000	16,748,581
Total			61,671,703
Media and Entertainment 7.3%
Scripps Networks Interactive, Inc.
11/15/19	2.750%	9,640,000	9,793,941
06/15/20	2.800%	15,490,000	15,666,152
Sky PLC (a)
11/26/22	3.125%	23,873,000	24,180,723
Thomson Reuters Corp.
10/15/19	4.700%	7,960,000	8,611,001
Total			58,251,817
Metals 0.8%
Barrick Gold Corp.
04/01/42	5.250%	4,025,000	3,930,131
Teck Resources Ltd.
02/01/43	5.400%	3,956,000	2,808,760
Total			6,738,891
Midstream 13.3%
Columbia Pipeline Group, Inc. (a)
06/01/20	3.300%	13,060,000	13,226,358
Enterprise Products Operating LLC
04/15/21	2.850%	2,240,000	2,280,120
Kinder Morgan Energy Partners LP
09/01/22	3.950%	8,362,000	8,258,462
02/15/23	3.450%	1,187,000	1,122,281
Northwest Pipeline LLC
06/15/16	7.000%	7,241,000	7,278,230

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Midstream (continued)
04/15/17	5.950%	$13,565,000	$13,979,777
Panhandle Eastern Pipeline Co. LP
11/01/17	6.200%	10,533,000	10,830,452
Plains All American Pipeline LP/Finance Corp.
06/01/22	3.650%	16,875,000	15,976,828
10/15/23	3.850%	4,344,000	4,044,716
Southern Natural Gas Co. LLC/Issuing Corp.
06/15/21	4.400%	15,048,000	15,009,387
Southern Natural Gas Co. LLC (a)
04/01/17	5.900%	9,160,000	9,422,022
Williams Partners LP
03/15/22	3.600%	4,660,000	4,207,127
Total			105,635,760
Natural Gas 3.5%
CenterPoint Energy Resources Corp.
11/01/17	6.125%	9,069,000	9,587,420
Sempra Energy
10/01/22	2.875%	18,177,000	18,364,678
Total			27,952,098
Oil Field Services 1.2%
Noble Holding International Ltd.
03/15/22	3.950%	12,058,000	9,194,225

Property & Casualty 5.6%
Alleghany Corp.
06/27/22	4.950%	9,189,000	10,116,170
CNA Financial Corp.
08/15/20	5.875%	6,380,000	7,144,777
08/15/21	5.750%	2,735,000	3,082,821
Liberty Mutual Group, Inc. (a)
06/01/21	5.000%	8,265,000	9,044,241
06/15/23	4.250%	14,254,000	14,934,557
Total			44,322,566
Refining 0.7%
Marathon Petroleum Corp.
03/01/21	5.125%	4,995,000	5,416,208

Restaurants 0.4%
Yum! Brands, Inc.
11/01/43	5.350%	4,448,000	3,569,520

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Transportation Services 1.6%
ERAC U.S.A. Finance LLC (a)
10/15/17	6.375%	$4,480,000	$4,783,592
08/16/21	4.500%	2,150,000	2,354,590
10/15/22	3.300%	5,680,000	5,828,821
Total			12,967,003
Wireless 3.7%
CC Holdings GS V LLC/Crown Castle GS III Corp.
12/15/17	2.381%	21,587,000	21,845,742
Rogers Communications, Inc.
03/15/23	3.000%	7,618,000	7,744,771
Total			29,590,513
Wirelines 1.9%
AT&T, Inc.
06/30/22	3.000%	14,747,000	15,042,014
Total Corporate Bonds & Notes (Cost: $653,814,163)			$663,091,493

		Shares	Value

Money Market Funds 14.4%

Columbia Short-Term Cash Fund, 0.422% (b)(c)		114,299,924	$114,299,924

Total Money Market Funds (Cost: $114,299,924)			$114,299,924

Total Investments
(Cost: $768,114,087) (d)			$777,391,417(e)
Other Assets & Liabilities, Net			18,174,208
Net Assets			$795,565,625

At April 30, 2016, cash totaling $2,695,970 was pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at April 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 5-Year Note	441	USD	53,323,102	06/2016	—	(52,363)
U.S. Treasury Ultra 10-Year Note	172	USD	24,176,750	06/2016	—	(370)
Total			77,499,852		—	(52,733)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 10-Year Note	(2,196)	USD	(285,617,250)	06/2016	759,970	—
U.S. Treasury 2-Year Note	(54)	USD	(11,805,750)	06/2016	2,448	—
U.S. Ultra Bond	(36)	USD	(6,168,375)	06/2016	36,705	—
Total			(303,591,375)		799,123	—

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2016, the value of these securities amounted to $219,249,145 or 27.56% of net assets.

(b)	The rate shown is the seven-day current annualized yield at April 30, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	29,894,340	488,105,503	(403,699,919)	114,299,924	105,105	114,299,924

(d)

At April 30, 2016, the cost of securities for federal income tax purposes was approximately $768,114,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$15,200,000
Unrealized Depreciation	(5,923,000)
Net Unrealized Appreciation	$9,277,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	663,091,493	—	663,091,493
Investments measured at net asset value
Money Market Funds	—	—	—	114,299,924
Total Investments	—	663,091,493	—	777,391,417
Derivatives
Assets
Futures Contracts	799,123	—	—	799,123
Liabilities
Futures Contracts	(52,733)	—	—	(52,733)
Total	746,390	663,091,493	—	778,137,807

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Minnesota Tax-Exempt Fund

April 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 99.0%
AIRPORT 3.5%
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Series 2011
01/01/25	5.000%	$2,000,000	$2,299,060
Revenue Bonds
Senior Series 2010A
01/01/35	5.000%	6,795,000	7,651,917
Senior Series 2010B
01/01/21	5.000%	2,175,000	2,490,440
Subordinated Refunding Revenue Bonds
Series 2012B
01/01/30	5.000%	1,000,000	1,153,710
01/01/31	5.000%	750,000	863,550
Series 2014A
01/01/34	5.000%	1,000,000	1,177,330
Minneapolis-St. Paul Metropolitan Airports Commission (a)
Refunding Revenue Bonds
Senior Series 2009B AMT
01/01/22	5.000%	2,680,000	2,959,685
Total			18,595,692
ASSISTED LIVING 1.1%
City of Red Wing
Refunding Revenue Bonds
Deer Crest Project
Series 2012A
11/01/32	5.000%	325,000	343,752
11/01/42	5.000%	1,250,000	1,311,000
Dakota County Community Development Agency Revenue Bonds Sanctuary at West St. Paul Project Series 2015
08/01/35	6.000%	4,000,000	4,112,200
Total			5,766,952
HEALTH SERVICES 0.4%
City of Center City
Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2011
11/01/41	5.000%	1,600,000	1,711,232
Series 2014
11/01/44	5.000%	500,000	569,750
Total			2,280,982
HIGHER EDUCATION 12.3%
City of Moorhead
Refunding Revenue Bonds
Concordia College Corp. Project
Series 2016
12/01/34	5.000%	1,155,000	1,345,182
12/01/40	5.000%	1,350,000	1,543,266
Minnesota Higher Education Facilities Authority
Refunding Revenue Bonds
St. Olaf College
8th Series 2015G
12/01/31	5.000%	740,000	898,256

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
12/01/32	5.000%	$1,000,000	$1,209,120
University of St. Thomas
Series 2016-8-L
04/01/35	5.000%	750,000	887,782
04/01/39	4.000%	2,000,000	2,156,240
Revenue Bonds
Bethel University
6th Series 2007R
05/01/23	5.500%	275,000	281,402
05/01/37	5.500%	6,000,000	6,109,800
Carleton College
6th Series 2008T
01/01/28	5.000%	3,000,000	3,186,570
College of St. Benedict
7th Series 2011M
03/01/31	5.000%	300,000	328,665
03/01/36	5.125%	275,000	300,256
Series 2008V
03/01/18	5.000%	500,000	533,125
Series 2016-8-K
03/01/43	4.000%	1,000,000	1,045,520
College of St. Scholastica
Series 2010H
12/01/30	5.125%	870,000	933,971
12/01/35	5.250%	1,000,000	1,077,400
Series 2011-7J
12/01/40	6.300%	1,800,000	2,019,528
Series 2012
12/01/27	4.250%	350,000	373,524
12/01/32	4.000%	350,000	360,210
Hamline University
7th Series 2010E
10/01/29	5.000%	500,000	540,900
7th Series 2011K2
10/01/32	6.000%	1,000,000	1,170,340
10/01/40	6.000%	4,000,000	4,617,920
St. Catherine University
7th Series 2012Q
10/01/25	5.000%	325,000	378,056
10/01/26	5.000%	280,000	324,033
10/01/27	5.000%	200,000	229,748
10/01/32	5.000%	700,000	790,370
St. John’s University
6th Series 2008U
10/01/28	4.750%	1,000,000	1,077,700
St. Johns University
Series 2015-8-1
10/01/31	5.000%	370,000	446,871
10/01/32	5.000%	645,000	774,213
10/01/33	5.000%	350,000	418,820
10/01/34	5.000%	380,000	452,622
Unrefunded Revenue Bonds
College of St. Benedict
Series 2008
03/01/23	4.750%	730,000	763,354
St. Olaf College
6th Series 2007O
10/01/22	5.000%	1,035,000	1,055,162

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
University of Minnesota
Revenue Bonds
Series 2009A
04/01/34	5.125%	$1,000,000	$1,117,660
Series 2011A
12/01/31	5.250%	5,000,000	5,913,500
Series 2011D
12/01/36	5.000%	5,985,000	6,979,827
Series 2016A
04/01/32	5.000%	2,000,000	2,502,780
04/01/33	5.000%	1,725,000	2,148,177
04/01/34	5.000%	1,855,000	2,297,028
04/01/37	5.000%	3,210,000	3,917,580
04/01/41	5.000%	3,150,000	3,810,429
Total			66,316,907
HOSPITAL 18.7%
City of Breckenridge Revenue Bonds Catholic Health Initiatives Series 2004A
05/01/30	5.000%	475,000	476,677
City of Glencoe
Refunding Revenue Bonds
Glencoe Regional Health Services Project
Series 2013
04/01/23	4.000%	400,000	430,952
04/01/24	4.000%	745,000	801,046
04/01/26	4.000%	500,000	532,250
04/01/31	4.000%	1,450,000	1,522,486
City of Maple Grove
Refunding Revenue Bonds
North Memorial Health Care
Series 2015
09/01/32	5.000%	1,000,000	1,160,040
09/01/35	4.000%	1,500,000	1,576,350
Revenue Bonds
Maple Grove Hospital Corp.
Series 2007
05/01/19	5.000%	1,965,000	2,051,617
05/01/20	5.000%	1,000,000	1,042,910
05/01/21	5.000%	1,500,000	1,563,120
05/01/37	5.250%	6,610,000	6,822,115
City of Minneapolis/St. Paul Housing & Redevelopment Authority
Revenue Bonds
Children’s Health Care Facilities
Series 2010A
08/15/25	5.250%	1,000,000	1,152,070
08/15/35	5.250%	2,275,000	2,603,988
City of Minneapolis Refunding Revenue Bonds Fairview Health Services Series 2015A
11/15/44	5.000%	4,725,000	5,440,648

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
City of Northfield Hospital & Skilled Nursing Revenue Bonds Series 2006
11/01/31	5.375%	$1,500,000	$1,529,235
City of Rochester
Revenue Bonds
Mayo Clinic
Series 2011C
11/15/38	4.500%	2,560,000	2,984,550
Olmsted Medical Center Project
Series 2010
07/01/30	5.875%	1,950,000	2,261,571
Series 2013
07/01/24	5.000%	300,000	362,523
07/01/27	5.000%	245,000	289,301
07/01/28	5.000%	225,000	264,218
07/01/33	5.000%	650,000	744,133
City of Shakopee Refunding Revenue Bonds St. Francis Regional Medical Center Series 2014
09/01/34	5.000%	1,000,000	1,152,120
City of St. Cloud
Refunding Revenue Bonds
CentraCare Health System
Series 2014B
05/01/24	5.000%	1,400,000	1,730,666
Revenue Bonds
CentraCare Health System
Series 2010A
05/01/30	5.125%	5,000,000	5,656,250
City of St. Cloud (b)
Refunding Revenue Bonds
Centracare Health
Series 2016A
05/01/37	4.000%	3,175,000	3,407,156
05/01/46	5.000%	2,500,000	2,932,775
City of Winona
Refunding Revenue Bonds
Winona Health Obligation Group
Series 2007
07/01/31	5.150%	2,000,000	2,047,080
Series 2012
07/01/34	5.000%	750,000	813,848
County of Chippewa
Revenue Bonds
Montevideo Hospital Project
Series 2007
03/01/20	5.375%	1,940,000	1,990,362
03/01/21	5.375%	1,045,000	1,071,250
County of Meeker
Revenue Bonds
Hospital Facilities Memorial Hospital Project
Series 2007
11/01/27	5.750%	1,000,000	1,040,040
11/01/37	5.750%	2,250,000	2,338,403
Housing & Redevelopment Authority of The City of St. Paul

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Refunding Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/27	5.000%	$2,500,000	$3,003,375
11/15/44	5.000%	1,000,000	1,147,020
HealthPartners Obligation Group
Series 2015
07/01/33	5.000%	3,000,000	3,541,140
07/01/35	4.000%	5,000,000	5,356,700
Revenue Bonds
Allina Health Systems
Series 2007A (NPFGC)
11/15/22	5.000%	1,025,000	1,090,703
Series 2009A-1
11/15/29	5.250%	7,000,000	7,879,550
Gillette Children’s Specialty
Series 2009
02/01/27	5.000%	7,445,000	8,087,503
02/01/29	5.000%	3,000,000	3,248,160
Perham Hospital District Revenue Bonds Perham Memorial Hospital & Home Series 2010
03/01/40	6.500%	3,500,000	3,796,625
Staples United Hospital District Unlimited General Obligation Bonds Health Care Facilities-Lakewood Series 2004
12/01/34	5.000%	3,775,000	3,785,872
Total			100,728,398
JOINT POWER AUTHORITY 10.8%
Central Minnesota Municipal Power Agency
Revenue Bonds
Brookings-Southeast Twin Cities Transmission Project
Series 2012
01/01/19	5.000%	1,925,000	2,116,230
01/01/42	5.000%	1,500,000	1,686,975
Hutchinson Utilities Commission
Revenue Bonds
Series 2012A
12/01/22	5.000%	250,000	300,220
12/01/25	5.000%	400,000	481,344
Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2014
10/01/32	5.000%	250,000	297,615
10/01/33	5.000%	250,000	296,570
Series 2014A
10/01/35	5.000%	1,000,000	1,175,500
Revenue Bonds
Series 2010A
10/01/35	5.250%	7,000,000	8,005,200
Northern Municipal Power Agency
Revenue Bonds
Series 2008A
01/01/21	5.000%	3,500,000	3,728,515

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
JOINT POWER AUTHORITY (CONTINUED)
Series 2013A
01/01/30	5.000%	$340,000	$396,015
01/01/31	5.000%	460,000	532,395
Southern Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
01/01/35	5.000%	1,000,000	1,196,480
01/01/41	5.000%	2,550,000	3,008,158
01/01/46	5.000%	2,000,000	2,340,900
Revenue Bonds
Series 2002A (AMBAC)
01/01/17	5.250%	4,000,000	4,126,200
Southern Minnesota Municipal Power Agency (c)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/19	0.000%	5,000,000	4,811,900
01/01/26	0.000%	10,000,000	8,077,200
Western Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2012A
01/01/29	5.000%	1,200,000	1,440,384
01/01/30	5.000%	1,000,000	1,194,070
Series 2015A
01/01/36	5.000%	1,000,000	1,201,200
Revenue Bonds
Series 2014A
01/01/40	5.000%	1,000,000	1,168,190
01/01/46	5.000%	9,025,000	10,481,545
Total			58,062,806
LOCAL APPROPRIATION 3.2%
Anoka-Hennepin Independent School District No. 11 Certificate of Participation Series 2014A
02/01/34	5.000%	1,700,000	1,992,638
Duluth Independent School District No. 709 Certificate of Participation Series 2008B (School District Credit Enhancement Program)
02/01/26	4.750%	4,000,000	4,392,080
Goodhue County Education District No. 6051
Certificate of Participation
Series 2014
02/01/29	5.000%	1,200,000	1,409,028
02/01/34	5.000%	1,200,000	1,381,944
02/01/39	5.000%	1,300,000	1,470,963
Northeastern Metropolitan Intermediate School District No. 916
Certificate of Participation
Series 2015B
02/01/34	5.000%	1,000,000	1,173,980
02/01/42	4.000%	5,250,000	5,525,940
Total			17,346,573

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION 6.5%
Burnsville-Eagan-Savage Independent School District No. 191 Unlimited General Obligation Bonds School Building Series 2015A
02/01/31	4.000%	$4,820,000	$5,466,314
Centennial Independent School District No. 12 (c)
Unlimited General Obligation Bonds
Series 2015A (School District Credit Enhancement Program)
02/01/32	0.000%	1,225,000	743,991
02/01/33	0.000%	750,000	430,485
City of Willmar Unlimited General Obligation Refunding Bonds Rice Memorial Hospital Project Series 2012A
02/01/27	5.000%	1,000,000	1,164,090
County of Anoka Unlimited General Obligation Bonds Capital Improvements Series 2008A
02/01/23	5.000%	500,000	535,415
County of Otter Tail Unlimited General Obligation Bonds Disposal Systems-Prairie Lakes Series 2011 AMT (a)
11/01/30	5.000%	2,010,000	2,270,456
Farmington Independent School District No. 192 Unlimited General Obligation Refunding Bonds Series 2015A (School District Credit Enhancement Program)
02/01/26	5.000%	4,155,000	5,131,591
Hermantown Independent School District No. 700 Unlimited General Obligation Bonds School Building Series 2014A
02/01/37	5.000%	4,740,000	5,574,193
Mahtomedi Independent School District No. 832
Unlimited General Obligation Refunding Bonds
School Building
Series 2014A
02/01/30	5.000%	500,000	614,055
02/01/31	5.000%	1,140,000	1,393,924
Monticello Independent School District No. 88 Unlimited General Obligation Bonds School Building Series 2016A (School District Credit Enhancement Program)
02/01/31	4.000%	1,735,000	1,970,266
Monticello Independent School District No. 882 Unlimited General Obligation Bonds School Building Series 2016A (School District Credit Enhancement Program)
02/01/30	4.000%	1,000,000	1,141,200

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
South Washington County Independent School District No. 833 Unlimited General Obligation Bonds School Building Series 2016A
02/01/31	4.000%	$4,000,000	$4,538,680
Waconia Independent School District No. 110 Unlimited General Obligation Refunding Bonds Series 2015A
02/01/25	5.000%	3,470,000	4,288,677
Total			35,263,337
MULTI-FAMILY 3.7%
Anoka Housing & Redevelopment Authority Revenue Bonds Woodland Park Apartments Project Series 2011A
04/01/27	5.000%	2,500,000	2,660,675
Austin Housing & Redevelopment Authority Refunding Revenue Bonds Chauncey & Courtyard Apartments Series 2010
01/01/31	5.000%	1,500,000	1,592,295
City of Bloomington
Refunding Revenue Bonds
Gideon Pond Commons LLC
Senior Series 2010
12/01/26	5.750%	1,000,000	1,029,340
12/01/30	6.000%	3,000,000	3,095,550
City of Crystal Revenue Bonds Crystal Leased Housing Association Series 2014
06/01/31	5.250%	2,500,000	2,579,975
City of Oak Park Heights
Revenue Bonds
Housing Oakgreen Commons Project
Series 2010
08/01/45	7.000%	2,000,000	2,190,700
Oakgreen Commons Project Memory
Series 2013
08/01/43	6.500%	1,000,000	1,091,510
City of St. Anthony Revenue Bonds Multifamily Housing Landings Silver Lake Village Series 2013
12/01/30	6.000%	3,000,000	3,304,680
Northwest Multi-County Housing & Redevelopment Authority Refunding Revenue Bonds Pooled Housing Program Series 2015
07/01/45	5.500%	2,500,000	2,538,250
Total			20,082,975

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MUNICIPAL POWER 0.4%
City of Rochester Electric Utility
Refunding Revenue Bonds
Series 2015E
12/01/27	4.000%	$1,000,000	$1,159,750
12/01/28	4.000%	950,000	1,091,920
Total			2,251,670
NURSING HOME 4.4%
City of Anoka
Revenue Bonds
Homestead Anoka, Inc. Project
Senior Series 2011B
11/01/34	6.875%	2,765,000	2,975,665
Series 2011A
11/01/40	7.000%	1,000,000	1,074,330
11/01/46	7.000%	1,000,000	1,072,660
City of Oak Park Heights Refunding Revenue Bonds Boutwells Landing Care Center Series 2013
08/01/25	5.250%	1,480,000	1,624,714
City of Sartell
Revenue Bonds
Country Manor Campus
Series 2010A
09/01/30	6.125%	840,000	858,136
09/01/36	6.250%	925,000	945,156
09/01/42	6.375%	2,435,000	2,488,107
City of Sauk Rapids Refunding Revenue Bonds Good Shepherd Lutheran Home Series 2013
01/01/39	5.125%	2,500,000	2,566,700
Dakota County Community Development Agency Revenue Bonds Ebenezer Ridges Care Center TCU Project Series 2014S
09/01/46	5.000%	2,000,000	2,077,000
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Episcopal Homes Project
Senior Series 2013
05/01/38	5.000%	1,200,000	1,248,876
05/01/48	5.125%	6,250,000	6,525,125
Total			23,456,469
OTHER BOND ISSUE 0.3%
Housing & Redevelopment Authority of The City of St. Paul Refunding Revenue Bonds Parking Facilities Project Series 2010A
08/01/35	5.000%	1,500,000	1,652,970

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OTHER UTILITY 0.3%
St. Paul Port Authority (a)
Revenue Bonds
Energy Park Utility Co. Project
Series 2012 AMT
08/01/28	5.450%	$250,000	$264,903
08/01/36	5.700%	1,250,000	1,323,287
Total			1,588,190
POOL / BOND BANK 0.7%
City of Minneapolis
Limited Tax Revenue Bonds
Supported Common Bond
Series 2010
12/01/30	6.250%	1,000,000	1,197,530
City of Minneapolis (a)
Limited Tax Revenue Bonds
Common Bond Fund
Series 2007-2A AMT
06/01/22	5.125%	1,035,000	1,069,890
06/01/28	5.000%	1,500,000	1,534,650
Total			3,802,070
PREP SCHOOL 5.3%
City of Brooklyn Park
Refunding Revenue Bonds
Prairie Seeds Academy Project
Series 2015
03/01/34	5.000%	1,000,000	1,030,190
03/01/39	5.000%	2,000,000	2,032,740
City of Cologne
Revenue Bonds
Cologne Academy Charter School Project
Series 2014A
07/01/34	5.000%	500,000	525,985
07/01/45	5.000%	2,070,000	2,141,994
City of Deephaven Refunding Revenue Bonds Eagle Ridge Academy Project Series 2015
07/01/50	5.500%	1,500,000	1,602,300
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2014
08/01/36	5.500%	500,000	540,230
08/01/44	5.750%	1,500,000	1,637,610
City of Woodbury
Revenue Bonds
MSA Building Co.
Series 2012A
12/01/32	5.000%	220,000	236,942
12/01/43	5.000%	1,500,000	1,598,370
County of Anoka
Revenue Bonds
Spectrum Building Co.
Series 2012A
06/01/27	5.000%	290,000	315,645

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PREP SCHOOL (CONTINUED)
06/01/32	5.000%	$300,000	$324,357
06/01/43	5.000%	1,000,000	1,069,530
Series 2014A
06/01/47	5.000%	1,600,000	1,703,856
County of Rice Revenue Bonds Shattuck-St. Mary’s School Series 2015A (d)
08/01/22	5.000%	2,500,000	2,694,350
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Hope Community Academy Project
Series 2015A
12/01/43	5.000%	3,000,000	3,067,140
St. Paul Academy & Summit School
Series 2007
10/01/24	5.000%	5,000,000	5,269,250
St. Paul Conservatory
Series 2013A
03/01/28	4.000%	200,000	201,900
03/01/43	4.625%	1,000,000	1,013,110
Revenue Bonds
Nova Classical Academy
Series 2011A
09/01/42	6.625%	1,500,000	1,724,010
Total			28,729,509
REFUNDED / ESCROWED 8.3%
City of Minneapolis
Prerefunded 08/01/18 Revenue Bonds
National Marrow Donor Program
Series 2010
08/01/25	4.875%	3,000,000	3,273,630
Prerefunded 11/15/18 Revenue Bonds
Fairview Health Services
Series 2008A
11/15/32	6.750%	5,240,000	6,015,101
City of St. Louis Park
Prerefunded 07/01/18 Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/26	5.625%	3,000,000	3,313,800
Prerefunded 07/01/19 Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/39	5.750%	6,400,000	7,372,864
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/16 Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05/15/23	5.250%	1,000,000	1,025,640
05/15/26	5.250%	1,000,000	1,025,640
05/15/36	5.250%	9,000,000	9,230,760
Minnesota Higher Education Facilities Authority
Prerefunded 04/01/17 Revenue Bonds
University of St. Thomas
6th Series 2009X

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
04/01/39	5.250%	$6,000,000	$6,255,300
Prerefunded 10/01/16 Revenue Bonds
University of St. Thomas
6th Series 2008W
10/01/30	6.000%	3,625,000	3,708,484
Northern Municipal Power Agency Prerefunded 01/01/18 Revenue Bonds Series 2007A (AMBAC)
01/01/26	5.000%	3,500,000	3,748,500
Total			44,969,719
RETIREMENT COMMUNITIES 3.2%
City of Blaine Refunding Revenue Bonds Crest View Senior Community Project Series 2015
07/01/50	6.125%	2,500,000	2,650,875
City of Hayward Refunding Revenue Bonds St. John’s Lutheran Home Series 2014
10/01/44	5.375%	2,000,000	2,049,920
City of Moorhead Refunding Revenue Bonds Evercare Senior Living LLC Series 2012
09/01/37	5.125%	1,000,000	1,016,340
City of North Oaks
Revenue Bonds
Presbyterian Homes
Series 2007
10/01/27	6.000%	1,250,000	1,297,012
10/01/33	6.000%	3,000,000	3,108,870
10/01/47	6.250%	1,265,000	1,310,844
City of Rochester Revenue Bonds Homestead Rochester, Inc. Project Series 2015
12/01/49	5.000%	2,200,000	2,284,854
Duluth Housing & Redevelopment Authority Revenue Bonds Benedictine Health Center Project Series 2007
11/01/33	5.875%	1,500,000	1,531,755
Woodbury Housing & Redevelopment Authority Revenue Bonds St. Therese of Woodbury Series 2014
12/01/49	5.250%	2,000,000	2,100,740
Total			17,351,210

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SALES TAX 1.5%
City of St. Paul Revenue Bonds Series 2014G
11/01/32	5.000%	$1,250,000	$1,481,787
County of Hennepin Sales Tax
Revenue Bonds
2nd Lien Ballpark Project
Series 2008B
12/15/27	4.750%	4,205,000	4,457,889
12/15/29	5.000%	1,825,000	1,944,556
Total			7,884,232
SINGLE FAMILY 2.1%
Minneapolis/St. Paul Housing Finance Board
Mortgage-Backed Revenue Bonds
City Living
Series 2006A-5 (GNMA/FNMA/FHLMC)
04/01/27	5.450%	83,403	84,619
Series 2011A (GNMA)
12/01/27	4.450%	600,000	652,962
Minnesota Housing Finance Agency
Revenue Bonds
Residential Housing Finance
Series 2008A
07/01/23	4.650%	115,000	120,179
Series 2009
01/01/40	5.100%	630,000	668,348
Series 2016 (GNMA/FNMA)
02/01/46	2.950%	7,964,309	7,964,070
Minnesota Housing Finance Agency (a)
Revenue Bonds
Residential Housing
Series 2015E AMT
01/01/46	3.500%	1,940,000	2,059,077
Total			11,549,255
SPECIAL NON PROPERTY TAX 2.4%
City of Lakeville Liquor
Revenue Bonds
Series 2007
02/01/22	5.000%	175,000	176,500
02/01/27	5.000%	225,000	227,740
Territory of Guam (e)
Revenue Bonds
Section 30
Series 2009A
12/01/34	5.750%	3,500,000	3,917,445
Series 2011A
01/01/42	5.125%	1,200,000	1,331,052
Virgin Islands Public Finance Authority (e)
Refunding Revenue Bonds
Gross Receipts Taxes Loan
Series 2012A
10/01/32	5.000%	4,000,000	4,332,760
Revenue Bonds
Matching Fund Loan Notes-Senior Lien
Series 2012A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
10/01/32	5.000%	$2,905,000	$3,146,667
Total			13,132,164
SPECIAL PROPERTY TAX 0.4%
St. Paul Port Authority Tax Allocation Bonds River Bend Project Lot 1 Series 2007-5
02/01/32	6.375%	2,250,000	2,317,612

STATE APPROPRIATED 6.3%
State of Minnesota
Refunding Revenue Bonds
Appropriation
Series 2012B
03/01/25	5.000%	7,600,000	9,142,268
03/01/28	5.000%	3,000,000	3,586,080
03/01/29	5.000%	4,250,000	5,061,963
Revenue Bonds
Appropriation
Series 2014A
06/01/38	5.000%	8,880,000	10,452,559
University of Minnesota Revenue Bonds State Supported Biomed Science Research Facilities Series 2013
08/01/38	5.000%	5,000,000	5,904,550
Total			34,147,420
STATE GENERAL OBLIGATION 2.8%
State of Minnesota
Unlimited General Obligation Bonds
Series 2015A
08/01/30	5.000%	5,000,000	6,309,700
State Trunk Highway
Series 2011B
10/01/17	5.000%	5,000,000	5,309,950
Unrefunded Unlimited General Obligation Bonds
Various Purpose
Series 2012
08/01/29	4.000%	2,975,000	3,352,379
Total			14,972,029
TRANSPORTATION 0.4%
Virgin Islands Public Finance Authority Revenue Bonds Series 2015 (d)(e)
09/01/33	5.000%	2,000,000	2,321,840

Total Municipal Bonds (Cost: $498,526,312)			$534,570,981

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 0.2%
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds Children’s Hospitals Clinics VRDN Series 2007A (AGM) (f)
08/15/37	0.280%	$1,050,000	$1,050,000

Total Floating Rate Notes (Cost: $1,050,000)			$1,050,000

	Shares	Value

Money Market Funds 0.5%
JPMorgan Tax-Free Money Market Fund, Agency Shares, 0.110% (g)	2,833,653	$2,833,653

Total Money Market Funds (Cost: $2,833,653)		$2,833,653

Total Investments
(Cost: $502,409,965) (h)		$538,454,634(i)
Other Assets & Liabilities, Net		1,355,492
Net Assets		$539,810,126

Notes to Portfolio of Investments

(a)	Income from this security may be subject to alternative minimum tax.
(b)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(c)	Zero coupon bond.
(d)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2016, the value of these securities amounted to $5,016,190 or 0.93% of net assets.

(e)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2016, the value of these securities amounted to $15,049,764 or 2.79% of net assets.

(f)	Variable rate security.
(g)	The rate shown is the seven-day current annualized yield at April 30, 2016.
(h)

At April 30, 2016, the cost of securities for federal income tax purposes was approximately $502,410,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$36,080,000
Unrealized Depreciation	(35,000)
Net Unrealized Appreciation	$36,045,000

(i)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	534,570,981	—	534,570,981
Floating Rate Notes	—	1,050,000	—	1,050,000
Money Market Funds	—	—	—	2,833,653
Total Investments	—	535,620,981	—	538,454,634

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Money Market Fund

April 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Principal Amount	Value

Commercial Paper 43.5%
Banking 10.5%
BNP Paribas Finance, Inc.
05/02/16	0.200%	$34,000,000	$33,999,433
Bank of New York Mellon Corp. (The)
05/02/16	0.220%	46,000,000	45,999,157
Bank of Nova Scotia (a)
06/24/16	0.530%	35,000,000	34,971,660
Toronto Dominion Holdings USA, Inc. (a)
05/19/16	0.470%	21,000,000	20,994,569
06/06/16	0.460%	25,000,000	24,987,924
Total			160,952,743
Finance Companies 2.9%
GE Capital Treasury LLC
05/06/16	0.280%	45,000,000	44,997,600
Integrated Energy 7.7%
Chevron Corp. (a)
05/18/16	0.350%	20,000,000	19,996,400
05/23/16	0.380%	26,000,000	25,993,522
Exxon Mobil Corp.
06/01/16	0.410%	25,000,000	24,990,667
06/13/16	0.410%	22,000,000	21,988,975
Shell International Finance BV (a)
05/18/16	0.360%	15,000,000	14,997,225
07/01/16	0.440%	9,000,000	8,993,180
Total			116,959,969
Life Insurance 6.2%
Metlife Short Term Fund (a)
06/17/16	0.480%	34,000,000	33,978,240
07/01/16	0.550%	13,000,000	12,987,686
New York Life Capital Corp. (a)
07/06/16	0.480%	17,000,000	16,984,813
07/07/16	0.480%	30,000,000	29,972,800
Total			93,923,539
Pharmaceuticals 8.9%
Novartis Finance Corp. (a)
05/23/16	0.460%	7,000,000	6,997,898
05/25/16	0.460%	20,000,000	19,993,472
07/01/16	0.470%	19,000,000	18,984,621
Roche Holdings, Inc. (a)
05/04/16	0.390%	45,000,000	44,997,600
Sanofi Aventis (a)
06/24/16	0.460%	45,000,000	44,968,375
Total			135,941,966
Property & Casualty 1.8%
Travelers Co., Inc. (a)
05/02/16	0.210%	27,000,000	26,999,535

Issuer	Effective Yield	Principal Amount	Value

Commercial Paper (continued)
Retailers 2.9%
Wal-Mart Stores, Inc. (a)
05/24/16	0.340%	$45,000,000	$44,989,500
Transportation Services 2.6%
NetJets, Inc. (a)
05/02/16	0.230%	39,795,000	39,794,250
Total Commercial Paper (Cost: $664,559,102)			$664,559,102

Certificates of Deposit 20.1%
Australia & New Zealand Banking Group Ltd.
05/05/16	0.370%	46,000,000	46,000,000
BB&T Corp.
06/20/16	0.550%	36,000,000	36,000,000
07/25/16	0.550%	10,000,000	10,000,000
Bank of Montreal
05/04/16	0.380%	46,000,000	46,000,000
Canadian Imperial Bank of Commerce
05/03/16	0.320%	45,000,000	45,000,000
Chase Bank USA NA (b)
07/27/16	0.700%	45,000,000	45,010,257
State Street Bank and Trust Co. (b)
05/18/16	0.630%	35,000,000	35,000,000
06/10/16	0.650%	10,000,000	10,000,000
Wells Fargo Bank NA (b)
07/20/16	0.790%	34,000,000	34,000,000
Total Certificates of Deposit (Cost: $307,010,257)			$307,010,257

U.S. Government & Agency Obligations 21.0%
Federal Home Loan Banks Discount Notes
05/03/16	0.240%	2,600,000	2,599,933
05/06/16	0.320%	47,000,000	46,997,126
05/13/16	0.290%	48,000,000	47,994,627
05/19/16	0.290%	18,000,000	17,997,150
05/20/16	0.190%	8,600,000	8,599,044
05/25/16	0.270%	50,000,000	49,990,278
06/16/16	0.280%	10,000,000	9,996,279
06/17/16	0.370%	20,000,000	19,990,133
06/28/16	0.300%	4,000,000	3,998,033
Federal Home Loan Banks
05/25/17	0.750%	32,000,000	32,000,000
Federal Home Loan Banks (b)
08/26/16	0.410%	30,000,000	30,000,000
11/03/16	0.500%	15,250,000	15,250,000
01/13/17	0.590%	19,000,000	19,000,000

Issuer	Effective Yield	Principal Amount	Value

U.S. Government & Agency Obligations (continued)
Federal Home Loan Mortgage Corp.
03/09/17	0.750%	$15,500,000	$15,500,000
Total U.S. Government & Agency Obligations (Cost: $319,912,603)			$319,912,603

Repurchase Agreements 4.8%
Tri-party RBC Capital Markets LLC dated 04/29/16, matures 05/02/16, repurchase price $40,000,900 (collateralized by U.S. Treasury Securities, Total Market Value $40,800,021)
	0.270%	40,000,000	$40,000,000
Tri-party TD Securities (USA) LLC dated 04/29/16, matures 05/02/16, repurchase price $33,900,763 (collateralized by U.S. Government Agencies, Total Market Value $34,578,001)
	0.270%	33,900,000	33,900,000
Total Repurchase Agreements (Cost: $73,900,000)			$73,900,000

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 0.4%
ABS Other 0.2%
Dell Equipment Finance Trust Series 2015-2 Class A1 (a)
10/24/16	0.530%	$3,736,628	$3,736,628
Car Loan 0.2%
SMART ABS Trust Series 2015-3US Class A1
10/14/16	0.520%	2,854,156	2,854,156
Total Asset-Backed Securities - Non-Agency (Cost: $6,590,784)			$6,590,784

U.S. Treasury Obligations 10.1%
U.S. Treasury (b)
04/30/16	0.319%	20,000,000	20,000,000
04/30/17	0.324%	24,000,000	23,996,839
07/31/17	0.327%	35,000,000	34,952,208
10/31/17	0.418%	40,000,000	39,980,568
01/31/18	0.522%	35,000,000	35,052,420
Total U.S. Treasury Obligations (Cost: $153,982,035)			$153,982,035
Total Investments
(Cost: $1,525,954,781) (c)			$1,525,954,781(d)
Other Assets & Liabilities, Net			2,002,417
Net Assets			$1,527,957,198

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2016, the value of these securities amounted to $496,319,898 or 32.48% of net assets.

(b)	Variable rate security.
(c)	Also represents the cost of securities for federal income tax purposes at April 30, 2016.
(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Commercial Paper	—	664,559,102	—	664,559,102
Certificates of Deposit	—	307,010,257	—	307,010,257
U.S. Government & Agency Obligations	—	319,912,603	—	319,912,603
Repurchase Agreements	—	73,900,000	—	73,900,000
Asset-Backed Securities - Non-Agency	—	6,590,784	—	6,590,784
U.S. Treasury Obligations	—	153,982,035	—	153,982,035
Total Investments	—	1,525,954,781	—	1,525,954,781

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Short-Term Cash Fund

April 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Principal Amount	Value

Asset-Backed Commercial Paper 3.0%

MetLife Short Term Funding LLC (c)
05/17/16	0.480%	$30,000,000	$29,992,917
05/23/16	0.550%	19,400,000	19,392,935
06/01/16	0.560%	30,000,000	29,984,800
06/14/16	0.560%	25,000,000	24,982,500
07/12/16	0.550%	50,000,000	49,944,236
07/14/16	0.550%	60,000,000	59,931,250
07/15/16	0.550%	30,000,000	29,965,167
07/20/16	0.550%	65,000,000	64,919,562
07/21/16	0.550%	45,000,000	44,943,625
Total Asset-Backed Commercial Paper (Cost: $354,056,992)			$354,056,992

Commercial Paper 35.5%

Banking 8.3%
BNP Paribas Finance, Inc.
05/02/16	0.200%	300,000,000	299,995,000
Bank of New York Mellon Corp. (The)
05/02/16	0.190%	200,000,000	199,996,889
Bank of Nova Scotia (c)
05/04/16	0.280%	15,000,000	14,999,417
05/11/16	0.510%	15,000,000	14,997,479
06/03/16	0.500%	24,621,000	24,609,141
06/24/16	0.530%	100,000,000	99,919,028
Royal Bank of Canada
05/02/16	0.410%	100,000,000	99,996,611
Scotiabanc, Inc. (c)
05/03/16	0.300%	50,000,000	49,998,333
06/01/16	0.400%	100,000,000	99,963,556
Toronto Dominion Holdings USA, Inc. (c)
06/06/16	0.450%	100,000,000	99,952,722
Total			1,004,428,176

Diversified Manufacturing 3.4%
3M Co. (c)
05/04/16	0.280%	75,000,000	74,997,167
05/05/16	0.290%	50,000,000	49,997,639
05/06/16	0.300%	55,000,000	54,996,883
05/18/16	0.330%	30,000,000	29,994,900
General Electric Co.
06/09/16	0.400%	50,000,000	49,977,778
06/13/16	0.400%	100,000,000	99,951,111
06/30/16	0.480%	50,000,000	49,959,333
Total			409,874,811

Finance Companies 1.2%
GE Capital Treasury LLC
06/07/16	0.400%	100,000,000	99,957,778
06/15/16	0.420%	50,000,000	49,973,167
Total			149,930,945

Issuer	Effective Yield	Principal Amount	Value

Commercial Paper (continued)

Integrated Energy 8.6%
Chevron Corp. (c)
05/11/16	0.320%	$50,000,000	$49,994,806
05/12/16	0.320%	50,000,000	49,994,333
05/18/16	0.350%	50,000,000	49,991,000
05/19/16	0.380%	195,000,000	194,959,862
Exxon Mobil Corp.
05/03/16	0.350%	100,000,000	99,996,167
05/12/16	0.340%	50,000,000	49,994,000
05/24/16	0.380%	50,000,000	49,987,000
06/02/16	0.390%	90,000,000	89,966,908
06/03/16	0.400%	34,891,000	34,877,489
06/21/16	0.390%	25,000,000	24,985,917
Shell International Finance BV (c)
06/20/16	0.450%	50,000,000	49,968,125
06/22/16	0.440%	50,000,000	49,967,611
06/23/16	0.440%	100,000,000	99,934,000
06/27/16	0.450%	50,000,000	49,963,750
06/28/16	0.450%	50,000,000	49,963,125
06/29/16	0.440%	40,000,000	39,970,667
Total			1,034,514,760

Life Insurance 3.1%
New York Life Capital Corp. (c)
05/05/16	0.410%	9,000,000	8,999,400
06/07/16	0.470%	10,820,000	10,814,518
07/01/16	0.480%	23,000,000	22,980,987
07/05/16	0.480%	23,000,000	22,979,760
07/06/16	0.480%	21,212,000	21,193,050
07/07/16	0.480%	29,000,000	28,973,707
07/11/16	0.480%	57,355,000	57,299,939
07/12/16	0.480%	22,500,000	22,478,100
07/13/16	0.480%	15,200,000	15,185,003
07/15/16	0.480%	10,000,000	9,989,867
07/19/16	0.480%	47,588,000	47,537,239
Total			268,431,570

Pharmaceuticals 8.9%
Johnson & Johnson (c)
06/01/16	0.330%	47,000,000	46,985,795
Novartis Finance Corp. (c)
05/02/16	0.300%	90,000,000	89,997,800
05/06/16	0.380%	65,000,000	64,995,233
05/09/16	0.410%	40,000,000	39,995,500
05/10/16	0.410%	20,000,000	19,997,500
05/19/16	0.450%	40,000,000	39,990,078
05/23/16	0.460%	30,000,000	29,990,992
Novartis Securities Investment Ltd. (c)
06/06/16	0.450%	40,000,000	39,981,089
07/01/16	0.480%	32,505,000	32,478,129
Roche Holdings, Inc. (c)
05/02/16	0.320%	125,000,000	124,996,667
05/04/16	0.390%	100,000,000	99,994,611
05/24/16	0.400%	30,000,000	29,991,800
06/01/16	0.420%	45,000,000	44,982,800
06/02/16	0.410%	50,000,000	49,980,979

Issuer	Effective Yield	Principal Amount	Value

Commercial Paper (continued)

Sanofi Aventis (c)
06/14/16	0.420%	$145,000,000	$144,923,875
06/22/16	0.420%	100,000,000	99,938,167
06/30/16	0.480%	80,000,000	79,934,933
Total			1,079,155,948

Retailers 3.0%
Wal-Mart Stores, Inc. (c)
05/09/16	0.340%	95,097,000	95,088,204
05/10/16	0.340%	40,197,000	40,192,924
05/23/16	0.340%	130,000,000	129,970,547
05/24/16	0.360%	50,000,000	49,987,667
05/31/16	0.350%	50,000,000	49,984,500
Total			365,223,842

Total Commercial Paper (Cost: $4,311,560,052)			$4,311,560,052

Certificates of Deposit 17.1%

Australia & New Zealand Banking Group Ltd.
05/02/16	0.300%	305,900,000	305,900,000
BB&T Corp.
06/20/16	0.550%	50,000,000	50,000,000
06/21/16	0.550%	80,000,000	80,000,000
06/24/16	0.550%	50,000,000	50,000,000
07/25/16	0.550%	75,000,000	75,000,000
07/29/16	0.550%	100,000,000	100,000,000
Bank of Montreal
06/13/16	0.570%	30,000,000	30,000,000
06/16/16	0.570%	75,000,000	75,000,000
06/17/16	0.560%	30,000,000	30,000,000
07/01/16	0.600%	50,000,000	50,000,000
07/13/16	0.550%	40,000,000	40,000,000
07/18/16	0.570%	100,000,000	100,000,000
07/19/16	0.570%	25,000,000	25,000,000
Canadian Imperial Bank of Commerce
05/02/16	0.290%	100,000,000	100,000,000
Chase Bank USA NA (a)
07/27/16	0.700%	120,000,000	120,027,352
HSBC Bank USA NA
05/02/16	0.550%	100,000,000	100,000,000
State Street Bank and Trust Co. (a)
05/18/16	0.630%	100,000,000	100,000,000
06/10/16	0.650%	40,000,000	40,000,000
Toronto-Dominion Bank (The)
05/26/16	0.350%	50,000,000	50,000,000
06/08/16	0.460%	50,000,000	50,000,000
07/28/16	0.540%	100,000,000	100,000,000
07/28/16	0.540%	50,000,000	50,000,000
Wells Fargo Bank NA
09/07/16	0.860%	30,000,000	30,000,000
10/17/16	0.860%	75,000,000	75,000,000
Wells Fargo Bank NA (a)
08/01/16	0.790%	100,000,000	100,000,000
08/04/16	0.780%	100,000,000	100,000,000

Issuer	Effective Yield	Principal Amount	Value

Certificates of Deposit (continued)

10/18/16	0.810%	$50,000,000	$50,000,000

Total Certificates of Deposit (Cost: $2,075,927,352)			$2,075,927,352

U.S. Government & Agency Obligations 33.2%

Federal Home Loan Banks Discount Notes
05/03/16	0.250%	90,000,000	89,997,488
05/04/16	0.270%	25,000,000	24,999,083
05/05/16	0.280%	130,000,000	129,993,951
05/06/16	0.290%	75,000,000	74,995,813
05/09/16	0.310%	75,000,000	74,993,719
05/10/16	0.290%	110,000,000	109,990,347
05/13/16	0.310%	130,000,000	129,984,743
05/16/16	0.300%	142,300,000	142,279,963
05/17/16	0.310%	200,000,000	199,969,542
05/20/16	0.300%	250,000,000	249,957,083
05/23/16	0.260%	100,000,000	99,982,750
05/24/16	0.320%	50,000,000	49,989,167
05/25/16	0.310%	163,000,000	162,963,472
05/26/16	0.310%	50,000,000	49,988,444
05/27/16	0.310%	190,800,000	190,754,311
05/31/16	0.260%	100,000,000	99,977,611
06/01/16	0.240%	100,000,000	99,978,222
06/08/16	0.290%	200,000,000	199,935,867
06/13/16	0.290%	50,000,000	49,981,972
06/16/16	0.290%	75,000,000	74,971,604
06/17/16	0.370%	75,000,000	74,963,000
06/21/16	0.290%	50,000,000	49,978,333
06/23/16	0.300%	30,000,000	29,986,500
06/24/16	0.360%	100,000,000	99,945,000
06/27/16	0.290%	137,900,000	137,834,765
06/28/16	0.300%	100,000,000	99,950,833
06/29/16	0.340%	75,000,000	74,957,500
07/01/16	0.330%	50,800,000	50,771,129
07/05/16	0.290%	100,000,000	99,946,833
07/06/16	0.340%	60,300,000	60,261,844
07/13/16	0.350%	100,000,000	99,928,672
07/15/16	0.350%	192,490,000	192,348,827
07/22/16	0.340%	244,200,000	244,008,574
07/26/16	0.330%	100,000,000	99,920,250
07/27/16	0.340%	95,000,000	94,922,206
Federal Home Loan Banks (a)
08/26/16	0.410%	150,000,000	150,000,000
01/13/17	0.590%	50,000,000	50,000,000

Total U.S. Government & Agency Obligations (Cost: $4,015,409,418)			$4,015,409,418

Repurchase Agreements 1.9%

Tri-party Federal Reserve dated 04/29/16, matures 05/02/16 repurchase price $130,002,708 (collateralized by U.S. Treasury Securities, Total Market Value $130,002,777)
	0.250%	130,000,000	$130,000,000

Issuer	Effective Yield	Principal Amount	Value

Repurchase Agreements (continued)

Tri-party RBC Capital Markets LLC dated 04/29/16, matures 05/02/16 repurchase price $50,001,125 (collateralized by U.S. Treasury Securities, Total Market Value $51,000,008)
	0.270%	$50,000,000	$50,000,000
Tri-party TD Securities (USA) LLC dated 04/29/16, matures 05/02/16 repurchase price $50,001,125 (collateralized by U.S. Government Agencies, Total Market Value $51,000,001)
	0.270%	50,000,000	50,000,000

Total Repurchase Agreements (Cost: $230,000,000)			$230,000,000

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 2.6%

ABS Other 0.6%
CCG Receivables Trust Series 2015-1 Class A1 (c)
09/14/16	0.550%	$6,799,855	$6,799,855
CNH Equipment Trust Series 2015-C Class A1
09/12/16	0.400%	8,524,372	8,524,372
Dell Equipment Finance Trust Series 2015-2 Class A1 (c)
10/24/16	0.530%	11,832,655	11,832,655
GreatAmerica Leasing Receivables Funding LLC Series 2016-1 Class A1 (c)
02/21/17	0.780%	17,673,487	17,673,487
Volvo Financial Equipment LLC Series 2016-1A Class A1 (c)
02/15/17	0.750%	27,238,425	27,238,425
Total			72,068,794
Car Loan 2.0%
ARI Fleet Lease Trust Series 2016-A Class A1 (c)
03/15/17	0.800%	37,179,775	37,179,775
AmeriCredit Automobile Receivables Trust Series 2016-2 Class A1
04/10/17	0.750%	34,700,000	34,700,000
AmeriCredit Automobile Receivables Series 2016-1 Class A1
02/08/17	0.750%	28,863,769	28,863,769

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

California Republic Auto Receivables Trust
Series 2016-1 Class A1
03/15/17	0.680%	$18,787,251	$18,787,251
California Republic Auto Receivables Trust (c)
Series 2015-4 Class A1
12/15/16	0.490%	5,230,140	5,230,140
Capital Auto Receivables Asset Trust Series 2016-1 Class A1
03/20/17	0.750%	18,337,385	18,337,385
CarMax Auto Owner Trust Series 2016-1 Class A1
02/15/17	0.670%	22,786,201	22,786,201
Enterprise Fleet Financing LLC Series 2016-1 Class A1 (c)
02/20/17	0.800%	42,477,418	42,477,418
Hyundai Auto Lease Securitization Trust Series 2016-A Class A1 (c)
02/15/17	0.680%	22,505,969	22,505,969
SMART ABS Trust Series 2015-3US Class A1
10/14/16	0.520%	8,562,470	8,562,470
Total			239,430,378

Total Asset-Backed Securities - Non-Agency (Cost: $311,499,172)			$311,499,172

U.S. Treasury Obligations 8.3%

U.S. Treasury (a)
04/30/16	0.319%	$200,000,000	$200,000,000
10/31/16	0.303%	100,000,000	99,992,596
04/30/17	0.324%	200,000,000	199,934,704
07/31/17	0.327%	100,000,000	99,942,384
10/31/17	0.418%	100,000,000	99,951,419
01/31/18	0.522%	100,000,000	100,038,889
U.S. Treasury (a)(b)
04/30/18	0.440%	200,000,000	199,981,884

Total U.S. Treasury Obligations (Cost: $999,841,876)			$999,841,876

Total Investments
(Cost: $12,298,294,862) (d)			$12,298,294,862(e)
Other Assets & Liabilities, Net			(198,396,444)
Net Assets			$12,099,898,418

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(c)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2016, the value of these securities amounted to $3,536,939,620 or 29.23% of net assets.

(d)	Also represents the cost of securities for federal income tax purposes at April 30, 2016.
(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Asset-Backed Commercial Paper	—	354,056,992	—	354,056,992
Commercial Paper	—	4,311,560,052	—	4,311,560,052
Certificates of Deposit	—	2,075,927,352	—	2,075,927,352
U.S. Government & Agency Obligations	—	4,015,409,418	—	4,015,409,418
Repurchase Agreements	—	230,000,000	—	230,000,000
Asset-Backed Securities - Non-Agency	—	311,499,172	—	311,499,172
U.S. Treasury Obligations	—	999,841,876	—	999,841,876
Total Investments	—	12,298,294,862	—	12,298,294,862

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 21, 2016